UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05876

LORD ABBETT SERIES FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2015

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2015

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 94.46%

COMMON STOCKS 12.82%

Aerospace/Defense 0.19%

General Dynamics Corp.	6	$892,536
Huntington Ingalls Industries, Inc.	5	495,462
TransDigm Group, Inc.*	2	483,658
Total		1,871,656

Air Transportation 0.11%

Alaska Air Group, Inc.	14	1,101,256

Auto Parts & Equipment 0.26%

Chassix Holdings, Inc.	59	1,672,734
Drew Industries, Inc.	16	897,898
Total		2,570,632

Banking 0.43%

Citizens Financial Group, Inc.	37	884,753
Signature Bank*	7	1,003,775
Synovus Financial Corp.	31	925,326
Western Alliance Bancorp*	32	973,906
Zions Bancorporation	16	427,393
Total		4,215,153

Beverages 0.31%

Amplify Snack Brands, Inc.*	16	166,894
Brown-Forman Corp. Class B	9	916,577
Constellation Brands, Inc. Class A	8	983,274
Monster Beverage Corp.*	7	964,900
Total		3,031,645

Building Materials 0.71%

Advanced Drainage Systems, Inc.	24	700,540
Beacon Roofing Supply, Inc.*	32	1,054,983
Fortune Brands Home & Security, Inc.	20	963,926
HD Supply Holdings, Inc.*	31	894,690
Martin Marietta Materials, Inc.	6	948,472
Masonite International Corp.*	8	470,040
Summit Materials, Inc. Class A*	52	984,636
USG Corp.*	33	866,295
Total		6,883,582

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2015

Investments	Shares (000)		Fair Value
Discount Stores 0.15%

Amazon.com, Inc.*		3	$1,497,790

Diversified Capital Goods 0.18%

A.O. Smith Corp.		15	961,813
Acuity Brands, Inc.		5	804,157
Total			1,765,970

Electronics 0.15%

Avago Technologies Ltd. (Singapore)(a)		4	506,666
Fitbit, Inc. Class A*		12	437,355
NXP Semiconductors NV (Netherlands)*(a)		6	499,085
Total			1,443,106

Energy: Exploration & Production 0.14%

Diamondback Energy, Inc.*		7	450,908
Parsley Energy, Inc. Class A*		30	458,007
Seven Generations Energy Ltd. Class A*(b)	CAD	52	489,754
Total			1,398,669

Food & Drug Retailers 0.44%

Alimentation Couche-Tard, Inc. Class B(b)	CAD	11	488,017
Blue Buffalo Pet Products, Inc.*		55	977,385
Casey’s General Stores, Inc.		10	1,034,037
Kroger Co. (The)		36	1,308,980
Sprouts Farmers Market, Inc.*		21	447,552
Total			4,255,971

Food: Wholesale 0.33%

Core-Mark Holding Co., Inc.		16	1,071,875
Pinnacle Foods, Inc.		24	1,021,872
WhiteWave Foods Co. (The)*		27	1,087,824
Total			3,181,571

Gaming 0.18%

Boyd Gaming Corp.*		61	988,497
Churchill Downs, Inc.		6	759,372
Total			1,747,869

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2015

Investments	Shares (000)		Fair Value
Health Facilities 0.41%

Acadia Healthcare Co., Inc.*		26	$1,739,853
Amsurg Corp.*		13	1,045,977
VCA, Inc.*		22	1,164,565
Total			3,950,395

Health Services 0.34%

Diplomat Pharmacy, Inc.*		15	431,323
Envision Healthcare Holdings, Inc.*		36	1,340,591
Illumina, Inc.*		4	783,454
Team Health Holdings, Inc.*		15	790,405
Total			3,345,773

Machinery 0.20%

Middleby Corp. (The)*		9	914,101
Roper Technologies, Inc.		6	990,187
Total			1,904,288

Media: Content 0.31%

Netflix, Inc.*		20	2,065,613
Starz Class A*		25	927,040
Total			2,992,653

Medical Products 0.58%

Alere, Inc.*		37	1,765,757
Align Technology, Inc.*		25	1,421,611
C.R. Bard, Inc.		5	935,462
Edwards Lifesciences Corp.*		10	1,461,934
Total			5,584,764

Metals/Mining (Excluding Steel) 0.01%

Mirabela Nickel Ltd.*(b)	AUD	2,560	96,647

Multi-Line Insurance 0.10%

XL Group plc (Ireland)(a)		26	954,344

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2015

Investments	Shares (000)		Fair Value
Personal & Household Products 0.64%

Brunswick Corp.		16	$774,812
Coty, Inc. Class A		34	931,838
Estee Lauder Cos., Inc. (The) Class A		6	512,479
Jarden Corp.*		18	894,358
Mohawk Industries, Inc.*		5	928,038
Pool Corp.		15	1,101,852
Shiseido Co., Ltd.(b)	JPY	48	1,057,493
Total			6,200,870

Pharmaceuticals 0.69%

BioMarin Pharmaceutical, Inc.*		9	947,353
Bluebird Bio, Inc.*		5	417,313
Eli Lilly & Co.		17	1,460,558
Intercept Pharmaceuticals, Inc.*		3	477,345
NantKwest, Inc.*		26	297,731
Regeneron Pharmaceuticals, Inc.*		3	1,390,304
Seattle Genetics, Inc.*		21	811,881
Zoetis, Inc.		22	926,426
Total			6,728,911

Real Estate Investment Trusts 0.61%

CBRE Group, Inc. Class A*		15	483,584
CubeSmart		38	1,041,109
Extra Space Storage, Inc.		13	1,024,068
Hudson Pacific Properties, Inc.		34	975,549
InfraREIT, Inc.		59	1,404,200
QTS Realty Trust, Inc. Class A		24	1,038,162
Total			5,966,672

Recreation & Travel 0.36%

Norwegian Cruise Line Holdings Ltd.*		25	1,417,086
Royal Caribbean Cruises Ltd.		10	932,149
Six Flags Entertainment Corp.		26	1,181,719
Total			3,530,954

Restaurants 0.89%

Chipotle Mexican Grill, Inc.*		1	983,861
Darden Restaurants, Inc.		15	1,028,100
Denny’s Corp.*		81	891,103

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2015

Investments	Shares (000)		Fair Value
Restaurants (continued)

Domino’s Pizza, Inc.		10	$1,033,886
Habit Restaurants, Inc. (The) Class A*		16	339,755
Shake Shack, Inc. Class A*		32	1,537,182
Starbucks Corp.		34	1,907,153
Zoe’s Kitchen, Inc.*		23	927,541
Total			8,648,581

Software/Services 1.29%

Akamai Technologies, Inc.*		17	1,157,446
Ellie Mae, Inc.*		17	1,148,332
Facebook, Inc. Class A*		21	1,876,842
Google, Inc. Class C*		1	912,021
Imperva, Inc.*		24	1,557,311
MasterCard, Inc. Class A		11	988,706
Pandora Media, Inc.*		23	493,573
Proofpoint, Inc.*		19	1,173,586
Qlik Technologies, Inc.*		13	455,917
ServiceNow, Inc.*		11	766,103
Shopify, Inc. Class A (Canada)*(a)		29	1,029,846
Splunk, Inc.*		9	511,213
Tableau Software, Inc. Class A*		6	457,060
Total			12,527,956

Specialty Retail 1.56%

Cracker Barrel Old Country Store, Inc.		11	1,578,252
Foot Locker, Inc.		7	473,778
Home Depot, Inc. (The)		10	1,139,078
Moncler SpA(b)	EUR	104	1,869,466
Murphy USA, Inc.*		18	965,801
NIKE, Inc. Class B		4	503,562
Restoration Hardware Holdings, Inc.*		21	1,916,401
Skechers U.S.A., Inc. Class A*		10	1,288,375
Ulta Salon, Cosmetics & Fragrance, Inc.*		9	1,474,724
Under Armour, Inc. Class A*		15	1,442,893
Wayfair, Inc. Class A*		32	1,128,897
Williams-Sonoma, Inc.		18	1,353,915
Total			15,135,142

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2015

Investments	Shares (000)	Fair Value
Support: Services 0.26%

Bright Horizons Family Solutions, Inc.*	15	$972,722
TopBuild Corp.*	34	1,052,020
TripAdvisor, Inc.*	8	483,237
Total		2,507,979

Technology Hardware & Equipment 0.22%

Cavium, Inc.*	8	483,964
CommScope Holding Co., Inc.*	38	1,140,840
Palo Alto Networks, Inc.*	3	473,516
Total		2,098,320

Telecommunications: Wireless 0.15%

T-Mobile US, Inc.*	36	1,447,054

Telecommunications: Wireline Integrated & Services 0.21%

Dycom Industries, Inc.*	16	1,147,195
Zayo Group Holdings, Inc.*	33	848,698
Total		1,995,893

Theaters & Entertainment 0.15%

Live Nation Entertainment, Inc.*	39	937,368
SeaWorld Entertainment, Inc.	28	505,252
Total		1,442,620

Tobacco 0.11%

Reynolds American, Inc.	25	1,095,328

Trucking & Delivery 0.15%

AMERCO	4	1,411,770
Total Common Stocks (cost $125,916,487)		124,531,784

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BONDS 0.39%

Automakers 0.20%

Tesla Motors, Inc.	1.25%	3/1/2021	$2,037	$1,927,512

Medical Products 0.08%

Hologic, Inc. (Zero Coupon after 3/1/2018)~	2.00%	3/1/2042	593	801,291

Pharmaceuticals 0.11%

Incyte Corp. Ltd.	0.375%	11/15/2018	483	1,043,280
Total Convertible Bonds (cost $3,691,443)				3,772,083

FLOATING RATE LOANS(c) 2.49%

Auto Parts & Equipment 0.08%

Chassix, Inc. Initial Term Loan	12.00%	7/29/2019	769	786,527

Consumer/Commercial/Lease Financing 0.09%

AWAS Finance Luxembourg 2012 SA Term Loan (Luxembourg)(a)	3.50%	7/16/2018	853	850,757

Electric: Generation 0.03%

Astoria Energy LLC Advanced Term Loan B	5.00%	12/24/2021	310	309,669

Electronics 0.10%

NXP B.V. Tranche D Term Loan (Netherlands)(a)	3.25%	1/11/2020	987	985,519

Energy: Exploration & Production 0.18%

Chief Exploration & Development LLC 2nd Lien Term Loan	7.50%	5/16/2021	1,025	850,750
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	2,005	910,611
Total				1,761,361

Gaming 0.10%

Scientific Games International, Inc. Initial Term Loan	6.00%	10/18/2020	948	936,929

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities 0.29%

CHG Healthcare Services, Inc. 1st Lien Term Loan	4.25%	11/19/2019	$2,781	$2,778,704

Packaging 0.13%

Crown Holdings, Inc. Delayed Draw Term Loan A	1.944%	12/19/2018	1,279	1,277,876

Personal & Household Products 0.11%

Britax US Holdings, Inc. Initial Dollar Term Loan	4.50%	10/15/2020	1,483	1,086,890

Pharmaceuticals 0.14%

RPI Finance Trust Term Loan B4	3.50%	11/9/2016	1,385	1,382,894

Real Estate Investment Trusts 0.05%

Hudson Pacific Properties, L.P. 5 Year Term Loan	1.497%	4/1/2020	534	534,000

Recreation & Travel 0.10%

Delta 2 (Lux) S.A.R.L. 2nd Lien Facility Term Loan (Luxembourg)(a)	7.75%	7/29/2022	970	936,860

Software/Services 0.16%

SRA International, Inc. Term Loan	6.50%	7/20/2018	1,520	1,526,125

Specialty Retail 0.26%

Bass Pro Group LLC 2015 New Term Loan	4.00%	6/5/2020	797	794,006
Gymboree Corp. (The) Term Loan	5.00%	2/23/2018	1,181	782,265
Men’s Wearhouse, Inc. (The) Tranche B1 Term Loan	5.00%	6/18/2021	981	982,226
Total				2,558,497

Support: Services 0.10%

Advantage Sales & Marketing, Inc. 2nd Lien Term Loan	7.50%	7/25/2022	1,010	969,600

Technology Hardware & Equipment 0.05%

TTM Technologies, Inc. Term Loan B	6.00%	5/31/2021	494	461,890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Telecommunications: Wireless 0.18%

American Tower Corp. Term Loan A	1.45%	1/3/2019			$1,800	$1,788,192

Telecommunications: Wireline Integrated & Services 0.10%

Fairpoint Communications, Inc. Term Loan	7.50%	2/14/2019			943	948,739

Theaters & Entertainment 0.24%

CDS U.S. Intermediate Holdings, Inc. 1st Lien Initial Term Loan	5.00%	7/8/2022			516	516,805
Kasima LLC Term Loan	3.25%	5/17/2021			792	791,218
Six Flags Theme Parks, Inc. Tranche B Term Loan	3.50% - 5.00%	6/30/2022			1,029	1,031,134
Total						2,339,157
Total Floating Rate Loans (cost $25,444,901)						24,220,186

FOREIGN BONDS(b) 0.60%

Luxembourg 0.05%

Altice Luxembourg SA†	6.25%	2/15/2025		EUR	500	492,298

Netherlands 0.09%

Hema Bondco I BV†	6.25%	6/15/2019		EUR	1,300	883,541

Spain 0.21%

Banco Popular Espanol SA	11.50%	—	(d)	EUR	1,700	2,042,048

Sweden 0.03%

Dometic Group AB PIK†	9.50%	6/26/2019		EUR	220	254,432

United Kingdom 0.22%

New Look Secured Issuer plc†	6.50%	7/1/2022		GBP	830	1,198,089
Premier Foods Finance plc†	6.50%	3/15/2021		GBP	675	915,953
Total						2,114,042
Total Foreign Bonds (cost $6,608,698)						5,786,361

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 1.71%

Argentina 0.29%

City of Buenos Aires†(a)	8.95%	2/19/2021		$925	$955,062
Republic of Argentina(a)	8.75%	5/7/2024		2,000	1,870,000
Total					2,825,062

Bahamas 0.10%

Commonwealth of Bahamas†(a)	5.75%	1/16/2024		900	970,200

Bermuda 0.24%

Government of Bermuda†	4.138%	1/3/2023		1,350	1,350,000
Government of Bermuda†	4.854%	2/6/2024		975	1,023,750
Total					2,373,750

Cayman Islands 0.06%

Cayman Islands Government†	5.95%	11/24/2019		525	605,325

Cyprus 0.21%

Republic of Cyprus(b)	4.75%	6/25/2019	EUR	1,700	2,019,405

Dominican Republic 0.17%

Dominican Republic†(a)	6.85%	1/27/2045		$1,665	1,610,888

Egypt 0.15%

Arab Republic of Egypt†(a)	5.875%	6/11/2025		1,530	1,449,675

Honduras 0.10%

Honduras Government†(a)	7.50%	3/15/2024		900	942,750

Jamaica 0.39%

Government of Jamaica(a)	6.75%	4/28/2028		1,500	1,511,250
Government of Jamaica(a)	7.625%	7/9/2025		1,150	1,259,250
Government of Jamaica(a)	8.00%	3/15/2039		910	1,006,460
Total					3,776,960
Total Foreign Government Obligations (cost $16,820,856)					16,574,015

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
HIGH YIELD CORPORATE BONDS 71.94%

Advertising 0.15%

Affinion Investments LLC	13.50%	8/15/2018	$415	$221,766
Southern Graphics, Inc.†	8.375%	10/15/2020	1,200	1,206,000
Total				1,427,766

Aerospace/Defense 0.87%

Aerojet Rocketdyne Holdings, Inc.	7.125%	3/15/2021	1,625	1,690,000
CPI International, Inc.	8.75%	2/15/2018	1,233	1,236,083
Harris Corp.	4.854%	4/27/2035	409	395,986
Harris Corp.	5.054%	4/27/2045	1,635	1,584,022
Hexcel Corp.	4.70%	8/15/2025	1,456	1,487,623
Huntington Ingalls Industries, Inc.†	5.00%	12/15/2021	2,050	2,098,687
Total				8,492,401

Air Transportation 0.10%

Air Canada (Canada)†(a)	7.75%	4/15/2021	910	960,050

Auto Parts & Equipment 0.79%

Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022	1,060	858,600
Harman International Industries, Inc.	4.15%	5/15/2025	1,277	1,272,443
International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018	325	331,500
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022	1,100	1,078,000
MPG Holdco I, Inc.	7.375%	10/15/2022	925	966,625
Omega US Sub LLC†	8.75%	7/15/2023	1,250	1,109,375
Stackpole International Intermediate/Stackpole International Powder (Luxembourg)†(a)	7.75%	10/15/2021	1,010	1,103,425
ZF North America Capital, Inc.†	4.50%	4/29/2022	1,025	972,469
Total				7,692,437

Automakers 0.17%

Harley-Davidson, Inc.	4.625%	7/28/2045	1,648	1,677,196

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking 6.63%

ABN AMRO Bank NV (Netherlands)†(a)	4.75%	7/28/2025		$2,500	$2,487,140
ANZ New Zealand Int’l Ltd. (United Kingdom)†(a)	2.85%	8/6/2020		1,254	1,282,967
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)	9.00%	—	(d)	800	847,500
Bank of America Corp.	4.20%	8/26/2024		800	800,899
Bank of America Corp.	4.25%	10/22/2026		1,800	1,783,393
Bank of America Corp.	6.50%	—	(d)	1,900	1,940,375
Bank of China Ltd. (China)†(a)	5.00%	11/13/2024		1,525	1,554,538
Barclays plc (United Kingdom)(a)	5.25%	8/17/2045		836	845,770
BNP Paribas SA (France)†(a)	4.375%	9/28/2025		1,717	1,678,706
BNP Paribas SA (France)†(a)	7.375%	—	(d)	960	967,200
CIT Group, Inc.	5.00%	8/15/2022		1,652	1,654,065
Citigroup, Inc.	4.40%	6/10/2025		1,224	1,233,431
Citigroup, Inc.	5.95%	—	(d)	1,525	1,482,109
Citizens Financial Group, Inc.	4.35%	8/1/2025		831	844,717
Citizens Financial Group, Inc.†	5.50%	—	(d)	1,495	1,461,363
Commerzbank AG (Germany)†(a)	8.125%	9/19/2023		1,675	1,948,628
Credit Suisse Group AG (Switzerland)†(a)	7.50%	—	(d)	1,375	1,435,878
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)†(a)	3.80%	9/15/2022		1,826	1,826,679
Fifth Third Bancorp	2.875%	7/27/2020		1,162	1,172,861
Goldman Sachs Group, Inc. (The)	5.15%	5/22/2045		1,234	1,215,790
HSBC Holdings plc (United Kingdom)(a)	4.25%	8/18/2025		6,671	6,586,692
HSBC Holdings plc (United Kingdom)(a)	6.375%	—	(d)	1,000	956,250
Industrial & Commercial Bank of China Ltd.	3.231%	11/13/2019		1,550	1,581,756
Intesa Sanpaolo SpA (Italy)†(a)	7.70%	—	(d)	851	832,310
JPMorgan Chase & Co.	3.875%	9/10/2024		1,900	1,885,366
JPMorgan Chase & Co.	6.75%	—	(d)	1,000	1,042,500
LBG Capital No.1 plc (United Kingdom)†(a)(e)	8.00%	—	(d)	400	452,400
Lloyds Banking Group plc (United Kingdom)(a)	4.50%	11/4/2024		2,300	2,316,353
Lloyds Banking Group plc (United Kingdom)(a)	7.50%	—	(d)	1,409	1,441,971
Macquarie Bank Ltd. (Australia)†(a)	1.60%	10/27/2017		2,325	2,320,252
Macquarie Group Ltd. (Australia)†(a)	6.00%	1/14/2020		725	814,254
Morgan Stanley	4.00%	7/23/2025		1,039	1,063,138
MUFG Americas Holdings Corp.	3.00%	2/10/2025		800	766,203
National Savings Bank (Sri Lanka)†(a)	5.15%	9/10/2019		950	909,625
Nationwide Building Society (United Kingdom)†(a)	3.90%	7/21/2025		1,782	1,824,437
Nordea Bank AB (Sweden)†(a)	6.125%	—	(d)	611	604,126
Popular, Inc.	7.00%	7/1/2019		1,875	1,788,281
Royal Bank of Scotland Group plc (United Kingdom)(a)	7.50%	—	(d)	1,119	1,119,347
Santander Holdings USA, Inc.	4.50%	7/17/2025		1,408	1,417,159

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)

Santander UK Group Holdings plc (United Kingdom)†(a)	4.75%	9/15/2025		$508	$504,740
Societe Generale SA (France)†(a)	6.00%	—	(d)	922	853,956
Societe Generale SA (France)†(a)	8.00%	—	(d)	878	867,453
Standard Chartered plc (United Kingdom)†(a)	6.50%	—	(d)	1,575	1,470,135
Synovus Financial Corp.	7.875%	2/15/2019		700	779,625
UBS Group Funding Jersey Ltd. (Jersey)†(a)	4.125%	9/24/2025		1,610	1,605,510
Washington Mutual Bank(f)	6.875%	6/15/2011		1,250	125
Zions Bancorporation	5.80%	—	(d)	169	161,818
Total					64,429,791

Beverages 0.66%

Brown-Forman Corp.	4.50%	7/15/2045		1,572	1,652,118
Constellation Brands, Inc.	4.25%	5/1/2023		2,000	1,997,500
Constellation Brands, Inc.	6.00%	5/1/2022		642	702,990
Cott Beverages, Inc.	5.375%	7/1/2022		250	242,810
Cott Beverages, Inc.	6.75%	1/1/2020		975	1,004,250
PepsiCo, Inc.	4.25%	10/22/2044		775	768,268
Total					6,367,936

Brokerage 0.66%

E*TRADE Financial Corp.	4.625%	9/15/2023		970	982,125
Lazard Group LLC	3.75%	2/13/2025		1,502	1,435,971
TD Ameritrade Holding Corp.	2.95%	4/1/2022		800	806,320
TD Ameritrade Holding Corp.	3.625%	4/1/2025		3,100	3,177,267
Total					6,401,683

Building & Construction 1.29%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021		1,220	1,128,500
Brookfield Residential Properties, Inc. (Canada)†(a)	6.50%	12/15/2020		1,300	1,290,250
DR Horton, Inc.	4.75%	2/15/2023		359	362,590
K. Hovnanian Enterprises, Inc.	5.00%	11/1/2021		1,025	727,750
Lennar Corp.	4.50%	11/15/2019		950	962,825
PulteGroup, Inc.	6.375%	5/15/2033		2,250	2,323,125
Shea Homes LP/Shea Homes Funding Corp.†	6.125%	4/1/2025		558	573,345
Toll Brothers Finance Corp.	5.625%	1/15/2024		1,000	1,060,000
William Lyon Homes, Inc.	7.00%	8/15/2022		4,000	4,130,000
Total					12,558,385

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.79%

Builders FirstSource, Inc.†	10.75%	8/15/2023	$1,475	$1,480,531
Building Materials Corp. of America†	5.375%	11/15/2024	1,285	1,275,362
Hillman Group, Inc. (The)†	6.375%	7/15/2022	1,512	1,398,600
Lafarge SA (France)(a)	7.125%	7/15/2036	775	928,950
Masonite International Corp.†	5.625%	3/15/2023	838	858,950
Ply Gem Industries, Inc.	6.50%	2/1/2022	1,830	1,744,444
Total				7,686,837

Cable & Satellite Television 3.70%

Altice Financing SA (Luxembourg)†(a)	6.625%	2/15/2023	1,000	964,375
Altice Finco SA (Luxembourg)†(a)	9.875%	12/15/2020	2,375	2,547,187
Altice Luxembourg SA (Luxembourg)†(a)	7.625%	2/15/2025	775	686,359
Altice Luxembourg SA (Luxembourg)†(a)	7.75%	5/15/2022	2,000	1,825,000
Cablevision Systems Corp.	5.875%	9/15/2022	3,000	2,280,000
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2023	1,050	970,620
CCO Holdings LLC/CCO Holdings Capital Corp.	6.625%	1/31/2022	1,125	1,136,250
CCO Safari II LLC†	4.908%	7/23/2025	1,650	1,644,616
CCO Safari II LLC†	6.384%	10/23/2035	1,284	1,301,980
CSC Holdings LLC	5.25%	6/1/2024	651	515,104
DISH DBS Corp.	5.00%	3/15/2023	1,028	863,520
DISH DBS Corp.	5.875%	7/15/2022	1,400	1,242,500
DISH DBS Corp.	5.875%	11/15/2024	986	839,949
DISH DBS Corp.	6.75%	6/1/2021	697	673,037
Mediacom Broadband LLC/Mediacom Broadband Corp.	6.375%	4/1/2023	2,269	2,155,550
Mediacom LLC/Mediacom Capital Corp.	7.25%	2/15/2022	325	324,594
Numericable-SFR SAS (France)†(a)	6.00%	5/15/2022	2,125	2,053,281
RCN Telecom Services LLC/RCN Capital Corp.†	8.50%	8/15/2020	800	829,000
Time Warner Cable, Inc.	5.875%	11/15/2040	1,895	1,809,471
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(a)	5.00%	1/15/2025	635	598,488
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(a)	5.50%	1/15/2023	2,068	2,073,170
UPCB Finance IV Ltd.†	5.375%	1/15/2025	1,604	1,515,780
UPCB Finance V Ltd.†	7.25%	11/15/2021	1,035	1,099,687
Virgin Media Finance plc (United Kingdom)†(a)	6.00%	10/15/2024	575	555,594
Virgin Media Secured Finance plc (United Kingdom)†(a)	5.375%	4/15/2021	2,745	2,772,450
VTR Finance BV (Netherlands)†(a)	6.875%	1/15/2024	1,275	1,160,250
Wave Holdco LLC/Wave Holdco Corp. PIK†	8.25%	7/15/2019	675	661,500
Ziggo Bond Finance BV (Netherlands)†(a)	5.875%	1/15/2025	967	888,431
Total				35,987,743

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Chemicals 0.78%

Celanese US Holdings LLC	5.875%	6/15/2021		$571	$578,851
Grupo Idesa SA de CV (Mexico)†(a)	7.875%	12/18/2020		1,350	1,356,750
Huntsman International LLC†	5.125%	11/15/2022		1,038	892,680
Israel Chemicals Ltd. (Israel)†(a)	4.50%	12/2/2024		2,075	2,087,865
OCP SA (Morocco)†(a)	6.875%	4/25/2044		975	983,288
Platform Specialty Products Corp.†	6.50%	2/1/2022		1,275	1,102,875
TPC Group, Inc.†	8.75%	12/15/2020		641	551,260
Total					7,553,569

Consumer/Commercial/Lease Financing 2.35%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)(a)	3.75%	5/15/2019		925	911,125
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)(a)	5.00%	10/1/2021		1,150	1,175,875
Air Lease Corp.	3.875%	4/1/2021		1,000	1,015,000
Aircastle Ltd.	5.50%	2/15/2022		1,398	1,415,475
Discover Bank	7.00%	4/15/2020		950	1,102,491
Discover Financial Services	3.75%	3/4/2025		675	654,983
General Electric Capital Corp.	7.125%	—	(d)	6,200	7,168,750
International Lease Finance Corp.	6.25%	5/15/2019		2,900	3,095,750
International Lease Finance Corp.	8.25%	12/15/2020		2,460	2,884,350
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.875%	8/1/2021		1,650	1,548,937
National Financial Partners Corp.†	9.00%	7/15/2021		950	920,313
OneMain Financial Holdings, Inc.†	6.75%	12/15/2019		900	933,750
Total					22,826,799

Department Stores 0.10%

SACI Falabella (Chile)†(a)	4.375%	1/27/2025		925	916,330

Discount Stores 0.96%

Amazon.com, Inc.	4.80%	12/5/2034		7,200	7,421,306
Dollar Tree, Inc.†	5.75%	3/1/2023		1,848	1,926,540
Total					9,347,846

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified Capital Goods 0.61%

Artesyn Embedded Technologies, Inc.†	9.75%	10/15/2020	$1,550	$1,557,750
General Cable Corp.	5.75%	10/1/2022	1,050	897,750
Griffon Corp.	5.25%	3/1/2022	989	944,495
Siemens Financieringsmaatschappij NV (Netherlands)†(a)	3.25%	5/27/2025	1,235	1,237,576
Unifrax I LLC/Unifrax Holding Co.†	7.50%	2/15/2019	1,325	1,305,125
Total				5,942,696

Electric: Distribution/Transportation 0.29%

Lamar Funding Ltd.†	3.958%	5/7/2025	1,500	1,408,125
Oncor Electric Delivery Co. LLC†	3.75%	4/1/2045	1,608	1,431,813
Total				2,839,938

Electric: Generation 0.63%

AES Gener SA (Chile)†(a)	5.00%	7/14/2025	600	609,727
Dynegy, Inc.	7.375%	11/1/2022	800	811,000
Dynegy, Inc.	7.625%	11/1/2024	1,655	1,679,825
Illinois Power Generating Co.	7.00%	4/15/2018	925	837,125
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	2,015	2,221,722
Total				6,159,399

Electric: Integrated 0.75%

AES El Salvador Trust II†	6.75%	3/28/2023	1,015	908,425
AES Panama SRL (Panama)†(a)	6.00%	6/25/2022	977	961,124
E.CL SA (Chile)†(a)	4.50%	1/29/2025	1,650	1,644,644
El Paso Electric Co.	5.00%	12/1/2044	1,550	1,587,760
Entergy Arkansas, Inc.	4.95%	12/15/2044	1,527	1,540,489
Louisville Gas & Electric Co.	4.375%	10/1/2045	598	619,877
Total				7,262,319

Electronics 0.51%

Lam Research Corp.	3.80%	3/15/2025	1,003	973,885
Motorola Solutions, Inc.	3.50%	9/1/2021	1,090	1,036,690
Sensata Technologies BV (Netherlands)†(a)	5.625%	11/1/2024	206	206,258
Trimble Navigation Ltd.	4.75%	12/1/2024	2,700	2,705,546
Total				4,922,379

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production 5.02%

Antero Resources Corp.	5.375%	11/1/2021	$1,722	$1,523,970
Bill Barrett Corp.	7.00%	10/15/2022	1,198	784,690
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	1,114	975,530
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	675	634,500
Chesapeake Energy Corp.	5.75%	3/15/2023	1,674	1,100,131
Clayton Williams Energy, Inc.	7.75%	4/1/2019	1,035	878,456
Concho Resources, Inc.	5.50%	4/1/2023	3,175	3,040,062
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	2,840	2,740,600
Diamondback Energy, Inc.	7.625%	10/1/2021	2,375	2,505,625
Eclipse Resources Corp.†	8.875%	7/15/2023	1,436	1,163,160
EOG Resources, Inc.	3.15%	4/1/2025	1,200	1,180,313
EXCO Resources, Inc.	8.50%	4/15/2022	1,672	480,700
Gulfport Energy Corp.†	6.625%	5/1/2023	199	184,075
Gulfport Energy Corp.	7.75%	11/1/2020	1,400	1,382,500
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	1,900	1,624,500
Kosmos Energy Ltd. †	7.875%	8/1/2021	1,775	1,517,625
Kunlun Energy Co., Ltd. (Hong Kong)†(a)	3.75%	5/13/2025	1,645	1,585,451
Legacy Reserves LP/Legacy Reserves Finance Corp.	6.625%	12/1/2021	1,174	804,190
MEG Energy Corp. (Canada)†(a)	6.375%	1/30/2023	1,200	945,000
MEG Energy Corp. (Canada)†(a)	7.00%	3/31/2024	4,002	3,201,600
Memorial Resource Development Corp.	5.875%	7/1/2022	2,025	1,852,875
Newfield Exploration Co.	5.625%	7/1/2024	2,589	2,459,550
Oasis Petroleum, Inc.	6.50%	11/1/2021	1,000	795,000
Oasis Petroleum, Inc.	7.25%	2/1/2019	1,650	1,464,375
Occidental Petroleum Corp.	3.50%	6/15/2025	1,474	1,471,658
Paramount Resources Ltd. (Canada)†(a)	6.875%	6/30/2023	1,152	996,480
Parsley Energy LLC/Parsley Finance Corp.†	7.50%	2/15/2022	900	877,500
PDC Energy, Inc.	7.75%	10/15/2022	1,550	1,550,000
Range Resources Corp.†	4.875%	5/15/2025	2,135	1,910,825
Rice Energy, Inc.	6.25%	5/1/2022	1,258	1,128,275
Rice Energy, Inc.†	7.25%	5/1/2023	242	228,085
RSP Permian, Inc.	6.625%	10/1/2022	975	940,875
Seven Generations Energy Ltd. (Canada)†(a)	6.75%	5/1/2023	495	428,175
Seven Generations Energy Ltd. (Canada)†(a)	8.25%	5/15/2020	1,475	1,393,875
SM Energy Co.	6.50%	11/15/2021	999	954,045
Tullow Oil plc (United Kingdom)†(a)	6.00%	11/1/2020	200	141,500
Ultra Petroleum Corp.†	6.125%	10/1/2024	1,135	652,625
YPF SA (Argentina)†(a)	8.50%	7/28/2025	1,510	1,317,475
Total				48,815,871

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Environmental 0.10%

ADS Waste Holdings, Inc.	8.25%	10/1/2020	$968	$970,420

Food & Drug Retailers 1.36%

BI-LO LLC/BI-LO Finance Corp.†	9.25%	2/15/2019	950	964,250
Ingles Markets, Inc.	5.75%	6/15/2023	878	906,535
New Albertson’s, Inc.	7.45%	8/1/2029	950	935,750
New Albertson’s, Inc.	7.75%	6/15/2026	1,700	1,632,000
Rite Aid Corp.†	6.125%	4/1/2023	1,250	1,245,312
Rite Aid Corp.	7.70%	2/15/2027	4,200	4,809,000
Tops Holding II Corp.	8.75%	6/15/2018	759	747,615
Tops Holding LLC/Top Markets II Corp.†	8.00%	6/15/2022	1,957	1,966,785
Total				13,207,247

Food: Wholesale 1.32%

B&G Foods, Inc.	4.625%	6/1/2021	1,900	1,835,875
Diamond Foods, Inc.†	7.00%	3/15/2019	1,500	1,545,937
JBS USA LLC/JBS USA Finance, Inc.†	5.75%	6/15/2025	661	611,425
JBS USA LLC/JBS USA Finance, Inc.†	5.875%	7/15/2024	825	775,500
JBS USA LLC/JBS USA Finance, Inc.†	7.25%	6/1/2021	475	495,188
Land O’Lakes, Inc.†	6.00%	11/15/2022	1,274	1,344,070
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	4.875%	5/1/2021	1,050	1,034,250
Post Holdings, Inc.†	7.75%	3/15/2024	747	767,542
Post Holdings, Inc.†	8.00%	7/15/2025	418	431,585
WhiteWave Foods Co. (The)	5.375%	10/1/2022	3,870	4,024,800
Total				12,866,172

Forestry/Paper 0.23%

Cascades, Inc. (Canada)†(a)	5.50%	7/15/2022	748	713,405
Millar Western Forest Products Ltd. (Canada)(a)	8.50%	4/1/2021	700	514,500
Norbord, Inc. (Canada)†(a)	6.25%	4/15/2023	975	958,547
Total				2,186,452

Gaming 1.47%

Boyd Gaming Corp.	6.875%	5/15/2023	1,495	1,524,900
Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	8.00%	10/1/2020	1,003	957,865

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming (continued)

Caesar’s Growth Properties Holdings LLC/Caesar’s Growth Properties Finance, Inc.	9.375%	5/1/2022	$1,125	$885,938
CCM Merger, Inc.†	9.125%	5/1/2019	1,000	1,061,350
MCE Finance Ltd. (Hong Kong)†(a)	5.00%	2/15/2021	1,550	1,371,750
MGM Resorts International	6.00%	3/15/2023	2,398	2,335,052
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	1,317	1,346,632
River Rock Entertainment Authority (The)(f)	9.00%	11/1/2018	431	58,185
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	771	803,286
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	2,000	1,890,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	5.375%	3/15/2022	237	219,225
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	764	657,995
Wynn Macau Ltd. (Macau)†(a)	5.25%	10/15/2021	1,300	1,135,063
Total				14,247,241

Gas Distribution 2.99%

APT Pipelines Ltd. (Australia)†(a)	5.00%	3/23/2035	602	547,778
Boardwalk Pipelines LP	4.95%	12/15/2024	983	912,158
Dominion Gas Holdings LLC	3.60%	12/15/2024	1,175	1,171,244
Energy Transfer Equity LP	5.50%	6/1/2027	1,297	1,082,995
Energy Transfer Equity LP	5.875%	1/15/2024	1,179	1,067,584
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025	2,895	2,864,313
Genesis Energy LP/Genesis Energy Finance Corp.	6.75%	8/1/2022	1,240	1,169,940
Gulfstream Natural Gas System LLC†	4.60%	9/15/2025	944	951,898
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	1,400	1,531,221
Kinder Morgan, Inc.	8.05%	10/15/2030	3,100	3,429,474
LBC Tank Terminals Holding Netherlands BV (Belgium)†(a)	6.875%	5/15/2023	1,419	1,479,307
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	1,217	1,192,660
Plains All American Pipeline LP/PAA Finance Corp.	4.65%	10/15/2025	2,095	2,106,872
Rockies Express Pipeline LLC†	6.875%	4/15/2040	1,800	1,687,500
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	3,028	2,710,060
SemGroup Corp.	7.50%	6/15/2021	550	519,750
Southern Star Central Corp.†	5.125%	7/15/2022	910	878,150
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	5.50%	10/15/2019	700	689,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.875%	10/1/2020	439	428,025
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	1,300	1,283,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	6.25%	10/15/2022	1,350	1,323,000
Total				29,027,179

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities 3.96%

Amsurg Corp.	5.625%	11/30/2020	$2,450	$2,499,000
Amsurg Corp.	5.625%	7/15/2022	550	551,375
CHS/Community Health Systems, Inc.	6.875%	2/1/2022	1,000	1,023,710
CHS/Community Health Systems, Inc.	7.125%	7/15/2020	564	587,970
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	3,436	3,584,177
DaVita HealthCare Partners, Inc.	5.75%	8/15/2022	2,750	2,870,312
Dignity Health	3.812%	11/1/2024	1,175	1,205,564
Dignity Health	4.50%	11/1/2042	246	233,306
HCA, Inc.	4.25%	10/15/2019	775	783,719
HCA, Inc.	5.375%	2/1/2025	1,050	1,042,125
HCA, Inc.	5.875%	3/15/2022	1,025	1,101,875
HCA, Inc.	7.50%	2/15/2022	3,250	3,680,625
HCA, Inc.	7.58%	9/15/2025	344	380,120
HCA, Inc.	7.69%	6/15/2025	1,165	1,298,975
Kindred Healthcare, Inc.	6.375%	4/15/2022	866	862,753
Kindred Healthcare, Inc.†	8.00%	1/15/2020	1,174	1,247,375
LifePoint Health, Inc.	5.50%	12/1/2021	750	759,375
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	1,250	1,143,134
MPT Operating Partnership LP/MPT Finance Corp.	5.50%	5/1/2024	1,250	1,287,500
Omega Healthcare Investors, Inc.	4.95%	4/1/2024	750	759,430
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	1,300	1,358,500
Select Medical Corp.	6.375%	6/1/2021	485	475,300
Tenet Healthcare Corp.	6.75%	6/15/2023	7,370	7,351,575
Tenet Healthcare Corp.	8.125%	4/1/2022	2,250	2,397,150
Total				38,484,945

Health Services 0.18%

Envision Healthcare Corp.†	5.125%	7/1/2022	775	775,000
ExamWorks Group, Inc.	5.625%	4/15/2023	974	991,045
Total				1,766,045

Hotels 0.86%

ESH Hospitality, Inc.†	5.25%	5/1/2025	793	783,088
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	5.625%	10/15/2021	1,950	2,023,125
Host Hotels & Resorts LP	4.00%	6/15/2025	613	605,471
Host Hotels & Resorts LP	5.25%	3/15/2022	1,500	1,630,953
Playa Resorts Holding BV (Netherlands)†(a)	8.00%	8/15/2020	1,400	1,421,000
RHP Hotel Properties LP/RHP Finance Corp.	5.00%	4/15/2021	1,550	1,557,750
RHP Hotel Properties LP/RHP Finance Corp.	5.00%	4/15/2023	328	328,000
Total				8,349,387

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Integrated Energy 0.68%

Alta Wind Holdings LLC†	7.00%	6/30/2035	$508	$564,346
Petrobras Global Finance BV (Netherlands)(a)	4.375%	5/20/2023	2,180	1,427,900
Rio Oil Finance Trust Series 2014-1 (Brazil)†(a)	6.25%	7/6/2024	2,710	1,741,175
Shell International Finance BV (Netherlands)(a)	3.25%	5/11/2025	1,641	1,626,034
Shell International Finance BV (Netherlands)(a)	4.55%	8/12/2043	1,200	1,212,275
Total				6,571,730

Investments & Miscellaneous Financial Services 0.70%

CME Group, Inc.	3.00%	3/15/2025	1,575	1,547,667
FMR LLC†	5.35%	11/15/2021	800	911,433
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	815	749,436
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	3,400	3,604,000
Total				6,812,536

Life Insurance 1.03%

American Equity Investment Life Holding Co.	6.625%	7/15/2021	1,395	1,471,725
CNO Financial Group, Inc.	5.25%	5/30/2025	1,989	2,026,294
Prudential Financial, Inc.	5.375%	5/15/2045	983	976,856
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	1,775	1,830,211
TIAA Asset Management Finance Co. LLC†	4.125%	11/1/2024	3,650	3,727,720
Total				10,032,806

Machinery 0.05%

Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	500	512,500

Managed Care 0.31%

Centene Corp.	4.75%	5/15/2022	1,400	1,400,000
MPH Acquisition Holdings LLC†	6.625%	4/1/2022	1,625	1,629,063
Total				3,029,063

Media: Content 1.02%

AMC Networks, Inc.	4.75%	12/15/2022	1,900	1,797,875
AMC Networks, Inc.	7.75%	7/15/2021	2,200	2,337,720
iHeartCommunications, Inc.	9.00%	12/15/2019	1,850	1,597,938
Netflix, Inc.	5.375%	2/1/2021	2,800	2,919,000
Univision Communications, Inc.†	5.125%	2/15/2025	1,366	1,284,040
Total				9,936,573

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Diversified 0.14%

Myriad International Holdings BV (Netherlands)†(a)	5.50%	7/21/2025	$1,335	$1,312,892

Medical Products 2.04%

Alere, Inc.†	6.375%	7/1/2023	614	624,745
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	475	471,438
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	2,425	2,612,937
Grifols Worldwide Operations Ltd. (Ireland)(a)	5.25%	4/1/2022	2,205	2,187,095
Hologic, Inc.†	5.25%	7/15/2022	958	971,172
Kinetic Concepts, Inc./KCI USA, Inc.	12.50%	11/1/2019	825	877,594
Mallinckrodt International Finance SA (Luxembourg)(a)	4.75%	4/15/2023	2,025	1,760,484
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)†(a)	4.875%	4/15/2020	464	444,860
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)†(a)	5.50%	4/15/2025	407	364,265
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)†(a)	5.75%	8/1/2022	3,525	3,414,844
Medtronic, Inc.	3.15%	3/15/2022	2,300	2,334,896
Medtronic, Inc.	4.375%	3/15/2035	1,900	1,924,461
St. Jude Medical, Inc.	3.875%	9/15/2025	848	861,137
Sterigenics-Nordion Holdings LLC†	6.50%	5/15/2023	975	970,125
Total				19,820,053

Metals/Mining (Excluding Steel) 1.11%

Aleris International, Inc.	7.875%	11/1/2020	793	773,254
ALROSA Finance SA (Luxembourg)†(a)	7.75%	11/3/2020	1,875	1,965,112
Coeur Mining, Inc.	7.875%	2/1/2021	1,100	665,500
FMG Resources (August 2006) Pty Ltd. (Australia)†(a)	9.75%	3/1/2022	2,060	1,923,525
HudBay Minerals, Inc. (Canada)(a)	9.50%	10/1/2020	920	739,450
Imperial Metals Corp. (Canada)†(a)	7.00%	3/15/2019	1,050	992,250
Kissner Milling Co. Ltd. (Canada)†(a)	7.25%	6/1/2019	925	874,125
Lundin Mining Corp. (Canada)†(a)	7.875%	11/1/2022	1,150	1,106,875
Mirabela Nickel Ltd. (Australia)(a)	1.00%	9/16/2044	15	2
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022	925	779,312
New Gold, Inc. (Canada)†(a)	7.00%	4/15/2020	525	492,844
Thompson Creek Metals Co., Inc.	7.375%	6/1/2018	853	492,608
Total				10,804,857

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Field Equipment & Services 0.35%

Gulfmark Offshore, Inc.	6.375%	3/15/2022	$629	$378,972
Hornbeck Offshore Services, Inc.	5.875%	4/1/2020	1,725	1,362,750
Oceaneering International, Inc.	4.65%	11/15/2024	1,772	1,688,966
Total				3,430,688

Oil Refining & Marketing 0.37%

Citgo Holding, Inc.†	10.75%	2/15/2020	1,817	1,785,203
Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125%	11/15/2020	1,750	1,758,750
Total				3,543,953

Packaging 1.43%

Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)†(a)	6.00%	6/30/2021	675	648,000
Ball Corp.	4.00%	11/15/2023	1,006	945,640
BWAY Holding Co.†	9.125%	8/15/2021	911	883,670
Coveris Holdings SA (Luxembourg)†(a)	7.875%	11/1/2019	818	779,145
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	1,850	2,025,750
Graphic Packaging International, Inc.	4.75%	4/15/2021	900	895,500
Graphic Packaging International, Inc.	4.875%	11/15/2022	969	969,000
Pactiv LLC	7.95%	12/15/2025	825	785,813
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	1,000	1,012,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.25%	2/15/2021	1,875	1,879,687
Sealed Air Corp.†	4.875%	12/1/2022	975	967,687
Sealed Air Corp.†	5.125%	12/1/2024	250	246,250
Sealed Air Corp.†	6.875%	7/15/2033	1,850	1,863,875
Total				13,902,517

Personal & Household Products 0.84%

American Greetings Corp.	7.375%	12/1/2021	1,390	1,450,812
Elizabeth Arden, Inc.	7.375%	3/15/2021	1,600	968,000
Estee Lauder Cos., Inc. (The)	4.375%	6/15/2045	1,714	1,759,291
FGI Operating Co. LLC/FGI Finance, Inc.	7.875%	5/1/2020	1,550	1,185,750
Serta Simmons Bedding LLC†	8.125%	10/1/2020	935	985,256
Spectrum Brands, Inc.†	5.75%	7/15/2025	817	837,425
Springs Industries, Inc.	6.25%	6/1/2021	1,007	1,001,965
Total				8,188,499

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Pharmaceuticals 3.17%

AbbVie, Inc.	3.20%	11/6/2022	$572	$572,406
AbbVie, Inc.	4.50%	5/14/2035	817	791,183
Bayer US Finance LLC†	3.375%	10/8/2024	2,000	2,013,004
Biogen, Inc.	5.20%	9/15/2045	1,267	1,283,290
Capsugel SA PIK (Luxembourg)†(a)	7.00%	5/15/2019	500	500,938
Celgene Corp.	5.00%	8/15/2045	5,084	5,062,240
DPx Holdings BV (Netherlands)†(a)	7.50%	2/1/2022	1,600	1,622,000
Gilead Sciences, Inc.	2.55%	9/1/2020	1,266	1,274,790
Gilead Sciences, Inc.	3.50%	2/1/2025	1,650	1,663,649
Gilead Sciences, Inc.	4.75%	3/1/2046	1,266	1,274,881
Hospira, Inc.	5.60%	9/15/2040	1,072	1,234,722
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	1,205	1,174,875
Merck & Co., Inc.	3.70%	2/10/2045	1,575	1,448,798
Quintiles Transnational Corp.†	4.875%	5/15/2023	970	962,725
Roche Holdings, Inc.†	2.875%	9/29/2021	1,950	1,996,716
Valeant Pharmaceuticals International, Inc.†	5.375%	3/15/2020	299	291,338
Valeant Pharmaceuticals International, Inc.†	5.50%	3/1/2023	550	523,875
Valeant Pharmaceuticals International, Inc.†	5.875%	5/15/2023	1,576	1,510,005
Valeant Pharmaceuticals International, Inc.†	6.375%	10/15/2020	3,284	3,273,737
Valeant Pharmaceuticals International, Inc.†	7.50%	7/15/2021	991	1,023,208
Zoetis, Inc.	3.25%	2/1/2023	1,375	1,322,691
Total				30,821,071

Property & Casualty 0.10%

XLIT Ltd. (Ireland)(a)	4.45%	3/31/2025	975	977,576

Rail 0.46%

Canadian Pacific Railway Co. (Canada)(a)	4.80%	9/15/2035	590	602,870
China Railway Resources Huitung Ltd. (Hong Kong)(a)	3.85%	2/5/2023	925	920,235
Florida East Coast Holdings Corp.†	6.75%	5/1/2019	2,000	1,965,000
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	962	957,190
Total				4,445,295

Real Estate Development & Management 0.40%

CBRE Services, Inc.	4.875%	3/1/2026	2,088	2,076,508
CBRE Services, Inc.	5.00%	3/15/2023	900	905,706
CBRE Services, Inc.	5.25%	3/15/2025	875	888,687
Total				3,870,901

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 0.96%

Brixmor Operating Partnership LP	3.85%	2/1/2025	$1,990	$1,936,151
Brixmor Operating Partnership LP	3.875%	8/15/2022	2,079	2,100,857
Digital Delta Holdings LLC†(g)	4.75%	10/1/2025	1,289	1,309,953
EPR Properties	4.50%	4/1/2025	1,175	1,128,928
Goodman Funding Pty Ltd. (Australia)†(a)	6.00%	3/22/2022	775	868,890
Kilroy Realty LP	3.80%	1/15/2023	2,000	1,993,518
Total				9,338,297

Recreation & Travel 0.56%

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.25%	3/15/2021	1,250	1,271,875
NCL Corp. Ltd.†	5.25%	11/15/2019	650	665,847
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	2,250	2,621,250
Viking Cruises Ltd.†	8.50%	10/15/2022	825	907,500
Total				5,466,472

Restaurants 0.63%

McDonald’s Corp.	4.60%	5/26/2045	1,229	1,229,726
New Red Finance, Inc. (Canada)†(a)	6.00%	4/1/2022	940	956,450
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	1,300	1,270,750
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	975	965,250
Starbucks Corp.	2.70%	6/15/2022	1,651	1,672,234
Total				6,094,410

Software/Services 4.42%

Adobe Systems, Inc.	3.25%	2/1/2025	1,400	1,376,222
Alibaba Group Holding Ltd. (China)†(a)	3.125%	11/28/2021	2,150	2,069,874
Alibaba Group Holding Ltd. (China)†(a)	3.60%	11/28/2024	1,825	1,708,309
Alliance Data Systems Corp.†	6.375%	4/1/2020	4,775	4,876,469
Autodesk, Inc.	3.125%	6/15/2020	1,512	1,534,743
Blue Coat Holdings, Inc.†	8.375%	6/1/2023	1,120	1,122,800
Ceridian HCM Holding, Inc.†	11.00%	3/15/2021	630	578,813
First Data Corp.†	8.25%	1/15/2021	2,446	2,543,840
First Data Corp.	11.25%	1/15/2021	893	977,835
First Data Corp.	11.75%	8/15/2021	3,348	3,724,650
First Data Corp.	12.625%	1/15/2021	2,578	2,935,697
Infor US, Inc.†	6.50%	5/15/2022	1,825	1,679,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services (continued)

Italics Merger Sub, Inc.†	7.125%	7/15/2023	$1,153	$1,103,998
MasterCard, Inc.	3.375%	4/1/2024	1,300	1,330,394
Microsoft Corp.	2.375%	2/12/2022	1,900	1,896,876
Microsoft Corp.	4.00%	2/12/2055	1,975	1,794,254
MSCI, Inc.†	5.25%	11/15/2024	229	231,863
MSCI, Inc.†	5.75%	8/15/2025	732	739,320
Oracle Corp.	4.125%	5/15/2045	1,638	1,549,453
Oracle Corp.	4.375%	5/15/2055	2,047	1,911,061
Priceline Group, Inc. (The)	3.65%	3/15/2025	1,975	1,966,942
SRA International, Inc.	11.00%	10/1/2019	1,750	1,858,281
SunGard Data Systems, Inc.	6.625%	11/1/2019	1,800	1,865,250
VeriSign, Inc.	4.625%	5/1/2023	872	852,380
VeriSign, Inc.	5.25%	4/1/2025	741	737,295
Total				42,965,619

Specialty Retail 1.34%

Argos Merger Sub, Inc.†	7.125%	3/15/2023	1,825	1,850,094
AutoZone, Inc.	2.50%	4/15/2021	555	550,508
Brookstone Holdings Corp. PIK	10.00%	7/7/2021	37	32,170
CST Brands, Inc.	5.00%	5/1/2023	1,945	1,940,137
DBP Holding Corp.†	7.75%	10/15/2020	1,504	1,037,760
Men’s Wearhouse, Inc. (The)	7.00%	7/1/2022	875	905,739
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	2,750	2,846,250
Sally Holdings LLC/Sally Capital, Inc.	5.50%	11/1/2023	525	540,750
Sally Holdings LLC/Sally Capital, Inc.	5.75%	6/1/2022	975	1,021,313
William Carter Co. (The)	5.25%	8/15/2021	1,500	1,552,500
WW Grainger, Inc.	4.60%	6/15/2045	739	780,323
Total				13,057,544

Steel Producers/Products 0.39%

Allegheny Ludlum Corp.	6.95%	12/15/2025	1,500	1,440,000
Allegheny Technologies, Inc.	9.375%	6/1/2019	303	321,180
Steel Dynamics, Inc.	5.125%	10/1/2021	1,150	1,095,375
Steel Dynamics, Inc.	5.50%	10/1/2024	975	896,391
Total				3,752,946

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Support: Services 1.18%

ADT Corp. (The)	3.50%	7/15/2022	$1,050	$934,500
BlueLine Rental Finance Corp.†	7.00%	2/1/2019	925	892,625
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	1,100	1,072,193
Compiler Finance Sub, Inc.†	7.00%	5/1/2021	1,338	809,490
FTI Consulting, Inc.	6.00%	11/15/2022	1,325	1,376,344
Iron Mountain, Inc.†	6.00%	10/1/2020	1,286	1,301,689
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	1,550	1,096,625
Light Tower Rentals, Inc.†	8.125%	8/1/2019	975	672,750
Metropolitan Museum of Art (The)	3.40%	7/1/2045	1,350	1,231,970
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	700	675,500
Sotheby’s†	5.25%	10/1/2022	1,500	1,395,000
Total				11,458,686

Technology Hardware & Equipment 1.25%

CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	1,425	1,428,563
CommScope Technologies Finance LLC†	6.00%	6/15/2025	1,022	983,041
CommScope, Inc.†	5.50%	6/15/2024	1,500	1,438,125
Dell, Inc.	7.10%	4/15/2028	875	866,250
Denali Borrower LLC/Denali Finance Corp.†	5.625%	10/15/2020	875	911,750
Hewlett-Packard Enterprise Co.†(g)	3.60%	10/15/2020	2,871	2,870,139
Hewlett-Packard Enterprise Co.†(g)	4.90%	10/15/2025	3,654	3,644,134
Total				12,142,002

Telecommunications: Satellite 0.71%

Hughes Satellite Systems Corp.	7.625%	6/15/2021	2,500	2,687,500
Inmarsat Finance plc (United Kingdom)†(a)	4.875%	5/15/2022	1,775	1,730,625
Intelsat Luxembourg SA (Luxembourg)(a)	6.75%	6/1/2018	1,525	1,305,781
Intelsat Luxembourg SA (Luxembourg)(a)	7.75%	6/1/2021	1,720	1,141,650
Total				6,865,556

Telecommunications: Wireless 2.40%

Comcel Trust via Comunicaciones Celulares SA†	6.875%	2/6/2024	1,925	1,906,327
Crown Castle International Corp.	5.25%	1/15/2023	2,000	2,122,900
Digicel Group Ltd. (Jamaica)†(a)	7.125%	4/1/2022	1,000	867,500
Digicel Group Ltd. (Jamaica)†(a)	8.25%	9/30/2020	1,000	930,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Wireless (continued)

Digicel Ltd. (Jamaica)†(a)	6.75%	3/1/2023	$950	$859,750
Digicel Ltd. (Jamaica)†(a)	7.00%	2/15/2020	900	893,250
SBA Communications Corp.	4.875%	7/15/2022	980	965,300
T-Mobile USA, Inc.	6.50%	1/15/2024	9,137	8,880,022
T-Mobile USA, Inc.	6.625%	11/15/2020	500	509,375
T-Mobile USA, Inc.	6.633%	4/28/2021	2,750	2,763,750
T-Mobile USA, Inc.	6.836%	4/28/2023	103	102,228
Wind Acquisition Finance SA (Italy)†(a)	7.375%	4/23/2021	2,550	2,524,500
Total				23,324,902

Telecommunications: Wireline Integrated & Services 2.47%

Columbus International, Inc. (Barbados)†(a)	7.375%	3/30/2021	1,366	1,418,933
Consolidated Communications, Inc.†	6.50%	10/1/2022	845	760,500
DigitalGlobe, Inc.†	5.25%	2/1/2021	508	483,870
Dycom Investments, Inc.	7.125%	1/15/2021	1,670	1,759,094
Equinix, Inc.	4.875%	4/1/2020	2,000	2,045,000
Equinix, Inc.	5.375%	4/1/2023	785	771,734
Frontier Communications Corp.	6.875%	1/15/2025	1,259	999,331
Frontier Communications Corp.	7.625%	4/15/2024	700	588,000
Frontier Communications Corp.†	8.875%	9/15/2020	436	428,370
Frontier Communications Corp.	9.25%	7/1/2021	1,925	1,861,013
Frontier Communications Corp.†	10.50%	9/15/2022	1,486	1,452,565
Frontier Communications Corp.†	11.00%	9/15/2025	3,698	3,587,060
GCI, Inc.	6.875%	4/15/2025	1,125	1,136,250
Neptune Finco Corp.†(g)	10.875%	10/15/2025	2,865	2,900,812
Sable International Finance Ltd.†	6.875%	8/1/2022	1,015	1,027,688
Telecom Italia SpA (Italy)†(a)	5.303%	5/30/2024	975	956,719
Zayo Group LLC/Zayo Capital, Inc.†	6.00%	4/1/2023	1,875	1,823,437
Total				24,000,376

Theaters & Entertainment 0.49%

Activision Blizzard, Inc.†	5.625%	9/15/2021	2,200	2,321,000
Activision Blizzard, Inc.†	6.125%	9/15/2023	2,300	2,449,500
Total				4,770,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Tobacco 0.39%

Altria Group, Inc.	5.375%	1/31/2044	$845	$922,106
Reynolds American, Inc.	4.45%	6/12/2025	1,438	1,507,560
Reynolds American, Inc.	5.85%	8/15/2045	1,210	1,351,181
Total				3,780,847

Transportation: Infrastructure/Services 0.27%

Autoridad del Canal de Panama (Panama)†(a)(g)	4.95%	7/29/2035	400	397,380
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(a)	5.875%	8/12/2020	250	256,166
XPO Logistics, Inc.†	6.50%	6/15/2022	1,381	1,172,987
XPO Logistics, Inc.†	7.875%	9/1/2019	792	775,170
Total				2,601,703
Total High Yield Corporate Bonds (cost $721,301,009)				699,007,829

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.42%

Banc of America Commercial Mortgage Trust 2015-UBS7 D	3.167%	9/15/2048	341	264,691
BB-UBS Trust 2012-SHOW E†	4.026%#	11/5/2036	1,825	1,753,290
BBCMS Trust 2015-VFM A2†	3.375%	3/15/2036	400	410,988
BBCMS Trust 2015-VFM D†	3.483%#	3/15/2036	939	914,729
Citigroup Commercial Mortgage Trust 2014-GC25 B	4.345%	10/10/2047	550	564,014
Citigroup Commercial Mortgage Trust 2014-GC25 C	4.533%#	10/10/2047	1,200	1,187,627
Citigroup Commercial Mortgage Trust 2015-101A D†	4.625%#	1/14/2043	775	748,745
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%	3/10/2031	1,175	1,184,893
Commercial Mortgage Pass-Through Certificates 2014-CR20 C	4.507%#	11/10/2047	800	797,317
Commercial Mortgage Pass-Through Certificates 2014-CR20 XB IO†	0.114%#	11/10/2047	10,550	114,647
Commercial Mortgage Pass-Through Certificates 2014-CR20 XC IO†	1.285%#	11/10/2047	775	80,276
Commercial Mortgage Pass-Through Certificates 2014-CR21 XB IO†	0.044%#	12/10/2047	6,550	42,228
Commercial Mortgage Pass-Through Certificates 2014-CR21 XC IO†	0.50%#	12/10/2047	3,150	114,484
Commercial Mortgage Pass-Through Certificates 2014-UBS5 C	4.612%#	9/10/2047	600	606,559

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2014-UBS6 B	4.349	%#	12/10/2047	$675	$702,195
Commercial Mortgage Pass-Through Certificates 2014-UBS6 C	4.466	%#	12/10/2047	2,675	2,621,334
Commercial Mortgage Pass-Through Certificates 2014-UBS6 XA IO	1.076	%#	12/10/2047	12,850	842,982
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.443	%#	7/10/2050	1,237	1,032,463
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	3,200	3,012,341
DBUBS Mortgage Trust 2011-LC2A D†	5.458	%#	7/10/2044	1,125	1,205,969
Great Wolf Trust 2015-WFMZ M†	7.195	%#	5/15/2032	1,350	1,348,798
GS Mortgage Securities Trust 2014-GC26 D†	4.511	%#	11/10/2047	1,275	1,112,776
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2010-1 B†	6.00%		1/25/2051	775	906,760
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2010-1 C†	6.406	%#	1/25/2051	750	823,599
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2014-1A XB IO†	0.342	%#	8/25/2047	2,000	69,580
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XB1 IO	0.311	%#	11/15/2047	5,950	154,114
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 D†	3.927	%#	1/15/2048	1,175	994,893
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XB IO	0.476	%#	1/15/2048	5,275	201,357
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XD IO†	0.50	%#	1/15/2048	4,200	151,843
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.931	%#	6/10/2027	800	789,710
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31 C	4.773	%#	8/15/2048	1,474	1,420,880
JPMorgan Chase Commercial Mortgage Securities Trust 2015-CSMO E†	4.157	%#	1/15/2032	1,175	1,168,867
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 C	4.082	%#	7/15/2046	475	475,197
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 C	4.073	%#	5/15/2046	550	549,636
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 C	4.00%		12/15/2047	875	855,897
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC1†	3.989%		12/15/2046	775	803,506

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC2†	4.384%		12/15/2046	$1,625	$1,629,987
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC4†	4.75%		12/15/2046	750	708,558
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNCX IO†	0.602%		12/15/2046	4,025	186,686
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 XC IO†	0.442	%#	12/15/2047	8,525	325,276
Motel 6 Trust 2015-MTL6 A2†	2.605%		2/5/2030	4,025	4,051,279
Motel 6 Trust 2015-MTL6 D†	4.532%		2/5/2030	500	497,762
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A1†	3.872	%#	1/5/2035	431	431,119
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144	%#	1/5/2035	855	856,030
SFAVE Commercial Mortgage Securities Trust 2015-5AVE XA IO†	0.453	%#	1/5/2035	36,775	2,275,622
Wells Fargo Commercial Mortgage Trust 2014-LC18 XB IO	0.396	%#	12/15/2047	6,575	219,572
Wells Fargo Commercial Mortgage Trust 2015-C27 C	3.894%		2/15/2048	900	844,870
Wells Fargo Commercial Mortgage Trust 2015-LC20 D†	4.511	%#	4/15/2050	350	297,056
WFCG Commercial Mortgage Trust 2015-BXRP E†	3.347	%#	11/15/2029	623	616,321
Total Non-Agency Commercial Mortgage-Backed Securities (cost $43,135,446)					42,969,323

	Dividend Rate	Shares (000)
PREFERRED STOCK 0.09%

Banking

Texas Capital Bancshares, Inc. (cost $877,500)	6.50%	35	881,361
Total Long-Term Investments (cost $943,796,340)			917,742,942

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2015

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 4.60%

REPURCHASE AGREEMENT

Repurchase Agreement dated 9/30/2015, Zero Coupon due 10/1/2015 with Fixed Income Clearing Corp. collateralized by $44,570,000 of Federal Home Loan Mortgage Corp. at 4.75% due 11/17/2015; value: $45,628,538; proceeds: $44,732,217 (cost $44,732,217)	$44,732	$44,732,217

Total Investments in Securities 99.06% (cost $988,528,557)		962,475,159

Foreign Cash and Other Assets in Excess of Liabilities(h) 0.94%		9,147,791

Net Assets 100.00%		$971,622,950

AUD	Australian dollar.
CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
JPY	Japanese yen.
IO	Interest Only.
PIK	Payment-in-kind.

*	Non-income producing security.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2015.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2015.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Debenture pays interest at an annual fixed rate of 8.00% through June 15, 2020. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 6.405% through December 29, 2049. This debenture is subject to full redemption at the option of the issuer any time prior to December 29, 2049.
(f)	Defaulted security.
(g)	Securities purchased on a when-issued basis (See Note 2(i)).
(h)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on open forward foreign currency exchange contracts, futures contracts and swaps, as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2015

Open Forward Foreign Currency Exchange Contracts at September 30, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	Bank of America	10/20/2015	566,000	$872,330	$856,141	$16,189
British pound	Sell	Standard Chartered Bank	10/20/2015	886,000	1,381,263	1,340,178	41,085
Canadian dollar	Sell	J.P. Morgan	11/19/2015	72,000	54,187	53,940	247
Canadian dollar	Sell	J.P. Morgan	11/19/2015	224,000	169,215	167,814	1,401
Canadian dollar	Sell	Morgan Stanley	11/19/2015	765,000	584,513	573,116	11,397
Canadian dollar	Sell	Standard Chartered Bank	11/19/2015	415,000	313,700	310,906	2,794
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$73,113

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Buy	Bank of America	11/19/2015	162,000	$123,776	$121,366	$(2,410)
Australian dollar	Sell	J.P. Morgan	1/12/2016	150,000	104,725	104,727	(2)
euro	Sell	J.P. Morgan	12/11/2015	3,800,000	4,240,179	4,251,044	(10,865)
euro	Sell	Standard Chartered Bank	11/13/2015	3,100,000	3,419,589	3,466,176	(46,587)
Japanese yen	Sell	J.P. Morgan	12/4/2015	90,000,000	750,671	750,828	(157)
Japanese yen	Sell	Morgan Stanley	12/4/2015	22,380,000	185,526	186,706	(1,180)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(61,201)

Open Futures Contracts at September 30, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	December 2015	825	Long	$99,425,391	$520,620
U.S. Long Bond	December 2015	238	Short	(37,447,813)	350,737
Totals				$61,977,578	$871,357

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2015	270	Short	$(34,758,281)	$(359,397)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2015

Credit Default Swaps - Sell Protection at September 30, 2015(1):

Referenced Issuer	Fund Receives	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Depreciation	Credit Default Swap Agreements Payable at Fair Value(4)
JC Penney Co., Inc.(5)	5.00%	12/20/2020	$1,378,000	$1,281,539	$82,637	$(13,824)	$96,461

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(h)).
(4)	Includes upfront payments received.
(5)	Swap Counterparty: Barclays Bank plc.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Common Stocks
Auto Parts & Equipment	$897,898	$1,672,734	$—	$2,570,632
Metals/Mining (Excluding Steel)	—	—	96,647	96,647
Personal & Household Products	5,143,377	1,057,493	—	6,200,870
Specialty Retail	13,265,676	1,869,466	—	15,135,142
Remaining Industries	100,528,493	—	—	100,528,493
Convertible Bonds	—	3,772,083	—	3,772,083
Floating Rate Loans(3)
Auto Parts & Equipment	—	—	786,527	786,527
Consumer/Commercial/Lease Financing	—	850,757	—	850,757
Electric: Generation	—	309,669	—	309,669
Electronics	—	985,519	—	985,519
Energy: Exploration & Production	—	1,761,361	—	1,761,361
Gaming	—	936,929	—	936,929
Health Facilities	—	2,778,704	—	2,778,704
Packaging	—	1,277,876	—	1,277,876
Personal & Household Products	—	1,086,890	—	1,086,890
Pharmaceuticals	—	1,382,894	—	1,382,894
Real Estate Investment Trusts	—	—	534,000	534,000
Recreation & Travel	—	936,860	—	936,860

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2015

Investment Type(2)	Level 1	Level 2	Level 3	Total
Software/Services	$—	$—	$1,526,125	$1,526,125
Specialty Retail	—	2,558,497	—	2,558,497
Support: Services	—	969,600	—	969,600
Technology Hardware & Equipment	—	—	461,890	461,890
Telecommunications: Wireless	—	1,788,192	—	1,788,192
Telecommunications: Wireline Integrated & Services	—	948,739	—	948,739
Theaters & Entertainment	—	2,339,157	—	2,339,157
Foreign Bonds	—	5,786,361	—	5,786,361
Foreign Government Obligations	—	16,574,015	—	16,574,015
High Yield Corporate Bonds
Banking(4)	—	64,429,666	125	64,429,791
Metals/Mining (Excluding Steel)	—	10,804,855	2	10,804,857
Remaining Industries	—	623,773,181	—	623,773,181
Non-Agency Commercial Mortgage-Backed Securities	—	42,969,323	—	42,969,323
Preferred Stock	881,361	—	—	881,361
Repurchase Agreement	—	44,732,217	—	44,732,217
Total	$120,716,805	$838,353,038	$3,405,316	$962,475,159
Other Financial Instruments
Credit Default Swaps
Assets	$—	$—	$—	$—
Liabilities	—	(96,461)	—	(96,461)
Forward Foreign Currency Exchange Contracts
Assets	—	73,113	—	73,113
Liabilities	—	(61,201)	—	(61,201)
Futures Contracts
Assets	871,357	—	—	871,357
Liabilities	(359,397)	—	—	(359,397)
Total	$511,960	$(84,549)	$—	$427,411

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)

Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

(4)	As of September 30, 2015, LBG Capital No.1 plc was categorized as Level 2 due to exchange offer resulting in observable input pricing. During the period ended September 30, 2015, $427,500 was transferred from Level 1 to Level 2.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2015

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stock	Floating Rate Loans	High Yield Corporate Bond
Balance as of January 1, 2015	$60,616	$5,424,314	$35,610
Accrued discounts/premiums	—	3,645	—
Realized gain (loss)	—	(35,586)	908
Change in unrealized appreciation/depreciation	36,031	(28,850)	(166)
Purchases	—	2,160,965	149
Sales	—	(4,215,946)	(1,582)
Net transfers in or out of Level 3	—	—	(34,792)
Balance as of September 30, 2015	$96,647	$3,308,542	$127

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.86%

Aerospace & Defense 6.78%

General Dynamics Corp.	10,900	$1,504
Lockheed Martin Corp.	8,892	1,843
Northrop Grumman Corp.	5,700	946
Raytheon Co.	2,900	317
United Technologies Corp.	21,600	1,922
Total		6,532

Air Freight & Logistics 2.34%

FedEx Corp.	15,665	2,256

Auto Components 0.83%

Johnson Controls, Inc.	19,400	802

Banks 0.51%

People’s United Financial, Inc.	31,200	491

Beverages 3.05%

Coca-Cola Co. (The)	35,768	1,435
PepsiCo, Inc.	15,924	1,502
Total		2,937

Biotechnology 1.71%

AbbVie, Inc.	30,299	1,649

Capital Markets 0.82%

Franklin Resources, Inc.	5,578	208
T. Rowe Price Group, Inc.	8,300	577
Total		785

Chemicals 5.46%

Air Products & Chemicals, Inc.	1,800	230
Ecolab, Inc.	2,200	241
International Flavors & Fragrances, Inc.	1,000	103
Monsanto Co.	27,095	2,312
PPG Industries, Inc.	5,406	474
Sherwin-Williams Co. (The)	5,550	1,237
Valspar Corp. (The)	9,214	662
Total		5,259

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2015

Investments	Shares	Fair Value (000)
Communications Equipment 2.25%

QUALCOMM, Inc.	40,257	$2,163

Containers & Packaging 0.25%

Bemis Co., Inc.	6,000	237

Diversified Telecommunication Services 4.53%

AT&T, Inc.	63,408	2,066
Verizon Communications, Inc.	52,800	2,297
Total		4,363

Electric: Utilities 4.35%

Edison International	18,600	1,173
Eversource Energy	7,300	370
NextEra Energy, Inc.	14,421	1,407
Westar Energy, Inc.	7,600	292
Xcel Energy, Inc.	26,700	945
Total		4,187

Electrical Equipment 0.36%

Emerson Electric Co.	7,911	349

Energy Equipment & Services 0.34%

Helmerich & Payne, Inc.	7,012	331

Food & Staples Retailing 7.87%

Costco Wholesale Corp.	7,500	1,084
CVS Health Corp.	25,400	2,451
Sysco Corp.	6,500	253
Wal-Mart Stores, Inc.	16,780	1,088
Walgreens Boots Alliance, Inc.	32,521	2,703
Total		7,579

Food Products 2.07%

Archer-Daniels-Midland Co.	24,100	999
Bunge Ltd.	8,629	633
General Mills, Inc.	6,400	359
Total		1,991

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2015

Investments	Shares	Fair Value (000)
Gas Utilities 0.52%

UGI Corp.	14,400	$501

Health Care Equipment & Supplies 4.02%

Becton, Dickinson & Co.	6,600	876
C.R. Bard, Inc.	3,688	687
Medtronic plc (Ireland)(a)	34,491	2,309
Total		3,872

Health Care Providers & Services 2.66%

AmerisourceBergen Corp.	9,700	921
Cardinal Health, Inc.	21,348	1,640
Total		2,561

Hotels, Restaurants & Leisure 2.53%

Darden Restaurants, Inc.	7,400	507
McDonald’s Corp.	16,574	1,633
Yum! Brands, Inc.	3,700	296
Total		2,436

Household Durables 0.24%

Leggett & Platt, Inc.	5,700	235

Household Products 3.85%

Colgate-Palmolive Co.	14,500	920
Kimberly-Clark Corp.	14,735	1,607
Procter & Gamble Co. (The)	16,400	1,180
Total		3,707

Industrial Conglomerates 4.24%

3M Co.	24,262	3,440
Roper Technologies, Inc.	4,100	642
Total		4,082

Information Technology Services 2.96%

Automatic Data Processing, Inc.	5,400	434
International Business Machines Corp.	16,687	2,419
Total		2,853

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2015

Investments	Shares	Fair Value (000)
Insurance 4.39%

ACE Ltd. (Switzerland)(a)	25,164	$2,602
Aflac, Inc.	9,064	527
Assurant, Inc.	5,900	466
Hanover Insurance Group, Inc. (The)	3,600	280
Old Republic International Corp.	22,400	350
Total		4,225

Leisure Products 1.17%

Hasbro, Inc.	15,568	1,123

Machinery 3.40%

Caterpillar, Inc.	12,995	849
Cummins, Inc.	4,000	434
Parker-Hannifin Corp.	13,900	1,353
Stanley Black & Decker, Inc.	6,600	640
Total		3,276

Multi-Line Retail 0.86%

Target Corp.	10,500	826

Multi-Utilities 2.04%

Consolidated Edison, Inc.	12,700	849
SCANA Corp.	19,898	1,120
Total		1,969

Oil, Gas & Consumable Fuels 5.95%

Chevron Corp.	39,049	3,080
EOG Resources, Inc.	7,050	513
Occidental Petroleum Corp.	22,773	1,507
ONEOK, Inc.	19,700	634
Total		5,734

Pharmaceuticals 1.97%

Johnson & Johnson	20,319	1,897

Professional Services 0.98%

Robert Half International, Inc.	18,500	947

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2015

Investments	Shares	Fair Value (000)
Road & Rail 0.45%

Ryder System, Inc.	5,800	$429

Semiconductors & Semiconductor Equipment 1.51%

Microchip Technology, Inc.	33,666	1,451

Software 1.52%

Microsoft Corp.	33,100	1,465

Specialty Retail 5.10%

Gap, Inc. (The)	14,700	419
Lowe’s Cos., Inc.	50,725	3,496
Ross Stores, Inc.	20,500	994
Total		4,909

Textiles, Apparel & Luxury Goods 1.61%

NIKE, Inc. Class B	12,600	1,549

Tobacco 3.37%

Altria Group, Inc.	17,727	964
Reynolds American, Inc.	51,500	2,280
Total		3,244
Total Common Stocks (cost $99,507,295)		95,202

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.25%

Repurchase Agreement

Repurchase Agreement dated 9/30/2015, Zero Coupon due 10/1/2015 with Fixed Income Clearing Corp. collateralized by $1,105,000 of U.S. Treasury Note at 3.50% due 5/15/2020; value: $1,223,788; proceeds: $1,197,325 (cost $1,197,325)	$1,197	1,197
Total Investments in Securities 100.11% (cost $100,704,620)		96,399

Liabilities in Excess of Other Assets(b) (0.11)%		(102)

Net Assets 100.00%		$96,297

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2015

(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Other Assets include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at September 30, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
E- Mini S&P 500 Index	December 2015	7	Long	$668,045	$(17,994)

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$95,202	$—	$—	$95,202
Repurchase Agreement	—	1,197	—	1,197
Total	$95,202	$1,197	$—	$96,399
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(18)	—	—	(18)
Total	$(18)	$—	$—	$(18)

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO September 30, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.31%

Aerospace & Defense 4.69%

Honeywell International, Inc.	7,009	$664
TransDigm Group, Inc.*	3,274	695
Total		1,359

Banks 12.73%

Citizens Financial Group, Inc.	25,351	605
East West Bancorp, Inc.	14,109	542
First Republic Bank	12,502	785
JPMorgan Chase & Co.	17,163	1,046
Signature Bank*	5,169	711
Total		3,689

Beverages 3.35%

PepsiCo, Inc.	10,301	971

Capital Markets 4.13%

Affiliated Managers Group, Inc.*	4,466	764
Morgan Stanley	13,755	433
Total		1,197

Diversified Telecommunication Services 1.68%

Verizon Communications, Inc.	11,179	486

Electric: Utilities 2.94%

NextEra Energy, Inc.	8,744	853

Energy Equipment & Services 1.22%

Schlumberger Ltd.	5,104	352

Food & Staples Retailing 3.12%

CVS Health Corp.	9,380	905

Food Products 3.60%

Mondelez International, Inc. Class A	24,910	1,043

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO September 30, 2015

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 2.21%

St. Jude Medical, Inc.	10,140	$640

Health Care Providers & Services 6.30%

Cigna Corp.	3,526	476
Envision Healthcare Holdings, Inc.*	7,470	275
HCA Holdings, Inc.*	4,032	312
UnitedHealth Group, Inc.	6,579	763
Total		1,826

Hotels, Restaurants & Leisure 3.53%

McDonald’s Corp.	6,318	623
Yum! Brands, Inc.	5,006	400
Total		1,023

Household Products 2.46%

Colgate-Palmolive Co.	11,237	713

Information Technology Services 3.21%

Vantiv, Inc. Class A*	20,729	931

Insurance 4.31%

Allstate Corp. (The)	5,208	303
Hartford Financial Services Group, Inc. (The)	20,621	944
Total		1,247

Internet Software & Services 5.87%

Google, Inc. Class A*	1,440	919
Google, Inc. Class C*	1,286	783
Total		1,702

Media 1.60%

Time Warner, Inc.	6,758	465

Multi-Utilities 2.13%

PG&E Corp.	11,659	616

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO September 30, 2015

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 5.88%

Chevron Corp.	5,087	$401
EOG Resources, Inc.	6,114	445
Exxon Mobil Corp.	7,699	573
Occidental Petroleum Corp.	4,314	285
Total		1,704

Pharmaceuticals 10.14%

Allergan plc*	2,645	719
Bristol-Myers Squibb Co.	6,707	397
Eli Lilly & Co.	5,598	468
Pfizer, Inc.	43,102	1,354
Total		2,938

Real Estate Investment Trusts 1.06%

Vornado Realty Trust	3,400	308

Semiconductors & Semiconductor Equipment 4.66%

Intel Corp.	29,302	883
Microchip Technology, Inc.	10,817	466
Total		1,349

Software 2.48%

Microsoft Corp.	16,206	717

Specialty Retail 1.29%

AutoZone, Inc.*	517	374

Technology Hardware, Storage & Peripherals 2.72%

Apple, Inc.	7,142	788

Total Common Stocks (cost $26,929,587)		28,196

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO September 30, 2015

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 2.84%

Repurchase Agreement

Repurchase Agreement dated 9/30/2015, Zero Coupon due 10/1/2015 with Fixed Income Clearing Corp. collateralized by $840,000 of U.S. Treasury Note at 1.375% due 5/31/2020; value: $844,200; proceeds: $822,744 (cost $822,744)	$823	$823
Total Investments in Securities 100.15% (cost $27,752,331)		29,019

Liabilities in Excess of Other Assets (0.15)%		(44)

Net Assets 100.00%		$28,975

*	Non-income producing security.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$28,196	$—	$—	$28,196
Repurchase Agreement	—	823	—	823
Total	$28,196	$823	$—	$29,019

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 92.73%

Aerospace & Defense 1.08%

Astronics Corp.*	2,431	$98
Hexcel Corp.	5,017	225
Total		323

Banks 2.20%

PrivateBancorp, Inc.	5,351	205
SVB Financial Group*	1,236	143
Western Alliance Bancorp*	10,053	309
Total		657

Biotechnology 7.57%

ACADIA Pharmaceuticals, Inc.*	4,781	158
Agios Pharmaceuticals, Inc.*	745	53
Amicus Therapeutics, Inc.*	16,523	231
Anacor Pharmaceuticals, Inc.*	1,358	160
Bluebird Bio, Inc.*	741	63
Blueprint Medicines Corp.*	2,523	54
Celldex Therapeutics, Inc.*	2,190	23
Cepheid, Inc.*	4,477	202
Chimerix, Inc.*	3,905	149
Clovis Oncology, Inc.*	1,591	146
Dyax Corp.*	7,530	144
Foundation Medicine, Inc.*	3,271	60
Global Blood Therapeutics, Inc.*	685	29
Juno Therapeutics, Inc.*	1,811	74
Neurocrine Biosciences, Inc.*	3,638	145
Ophthotech Corp.*	694	28
Sage Therapeutics, Inc.*	1,561	66
Seres Therapeutics, Inc.*	759	22
Spark Therapeutics, Inc.*	3,680	154
TESARO, Inc.*	3,633	146
Ultragenyx Pharmaceutical, Inc.*	1,578	152
Total		2,259

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2015

Investments	Shares	Fair Value (000)
Building Products 2.35%

Apogee Enterprises, Inc.	3,206	$143
Builders FirstSource, Inc.*	25,982	329
USG Corp.*	8,621	230
Total		702

Capital Markets 1.77%

Evercore Partners, Inc. Class A	4,898	246
Stifel Financial Corp.*	1,658	70
WisdomTree Investments, Inc.	13,073	211
Total		527

Commercial Services & Supplies 0.99%

Healthcare Service Group, Inc.	633	21
US Ecology, Inc.	6,301	275
Total		296

Communications Equipment 1.59%

Arista Networks, Inc.*	2,328	142
Infinera Corp.*	16,955	332
Total		474

Distributors 0.78%

Pool Corp.	3,230	233

Diversified Consumer Services 2.91%

2U, Inc.*	15,359	551
Bright Horizons Family Solutions, Inc.*	4,951	318
Total		869

Diversified Financial Services 3.04%

CBOE Holdings, Inc.	5,044	338
MarketAxess Holdings, Inc.	6,133	570
Total		908

Food & Staples Retailing 1.48%

Casey’s General Stores, Inc.	4,277	440

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2015

Investments	Shares	Fair Value (000)
Food Products 1.47%

Blue Buffalo Pet Products, Inc.*	7,453	$133
Calavo Growers, Inc.	3,451	154
Hain Celestial Group, Inc. (The)*	2,537	131
Snyder’s-Lance, Inc.	563	19
Total		437

Health Care Equipment & Supplies 6.31%

ABIOMED, Inc.*	4,684	434
Align Technology, Inc.*	1,129	64
DexCom, Inc.*	3,453	296
Endologix, Inc.*	3,635	45
Glaukos Corp.*	2,775	67
LDR Holding Corp.*	8,046	278
Nevro Corp.*	3,347	155
Penumbra, Inc.*	1,286	52
ZELTIQ Aesthetics, Inc.*	15,351	492
Total		1,883

Health Care Providers & Services 4.19%

Diplomat Pharmacy, Inc.*	3,980	115
HealthEquity, Inc.*	8,195	242
Molina Healthcare, Inc.*	3,006	207
Team Health Holdings, Inc.*	8,796	475
WellCare Health Plans, Inc.*	2,439	210
Total		1,249

Health Care Technology 3.24%

Evolent Health, Inc. Class A*	10,810	173
Medidata Solutions, Inc.*	7,086	298
Press Ganey Holdings, Inc.*	8,630	255
Veeva Systems, Inc. Class A*	10,237	240
Total		966

Hotels, Restaurants & Leisure 6.36%

BJ’s Restaurants, Inc.*	4,918	212
Buffalo Wild Wings, Inc.*	3,334	645
Dunkin’ Brands Group, Inc.	3,643	178
Habit Restaurants, Inc. (The) Class A*	2,902	62

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2015

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure (continued)

Panera Bread Co. Class A*	2,554	$494
Zoe’s Kitchen, Inc.*	7,780	307
Total		1,898

Household Durables 1.26%

Tempur Sealy International, Inc.*	5,263	376

Information Technology Services 3.01%

EPAM Systems, Inc.*	4,692	350
MAXIMUS, Inc.	4,987	297
Virtusa Corp.*	4,911	252
Total		899

Internet & Catalog Retail 2.10%

Etsy, Inc.*	10,060	138
Liberty TripAdvisor Holdings, Inc. Class A*	4,579	101
Wayfair, Inc. Class A*	11,038	387
Total		626

Internet Software & Services 8.24%

Benefitfocus, Inc.*	10,281	321
Cimpress NV (Netherlands)*(a)	1,342	102
comScore, Inc.*	4,941	228
Cornerstone OnDemand, Inc.*	7,457	246
Criteo SA ADR*	9,192	345
Demandware, Inc.*	2,837	147
Gogo, Inc.*	18,097	277
GrubHub, Inc.*	2,761	67
HomeAway, Inc.*	5,213	138
New Relic, Inc.*	2,331	89
Pandora Media, Inc.*	14,714	314
Shopify, Inc. Class A (Canada)*(a)	5,211	184
Total		2,458

Leisure Products 0.50%

Brunswick Corp.	3,104	149

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2015

Investments	Shares	Fair Value (000)
Machinery 1.56%

Proto Labs, Inc.*	4,210	$282
RBC Bearings, Inc.*	3,063	183
Total		465

Media 1.77%

IMAX Corp. (Canada)*(a)	9,707	328
Rentrak Corp.*	3,695	200
Total		528

Oil, Gas & Consumable Fuels 0.24%

GasLog Ltd. (Monaco)(a)	7,437	72

Pharmaceuticals 2.15%

Intersect ENT, Inc.*	5,502	129
Lannett Co., Inc.*	1,562	65
Prestige Brands Holdings, Inc.*	9,878	446
Total		640

Professional Services 0.39%

Advisory Board Co. (The)*	2,571	117

Road & Rail 0.82%

Knight Transportation, Inc.	10,218	245

Semiconductors & Semiconductor Equipment 3.32%

Ambarella, Inc.*	423	24
Cavium, Inc.*	5,614	345
Cirrus Logic, Inc.*	6,762	213
Rambus, Inc.*	11,301	133
SunPower Corp.*	4,181	84
Synaptics, Inc.*	1,011	83
Tessera Technologies, Inc.	3,289	107
Total		989

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2015

Investments	Shares	Fair Value (000)
Software 11.70%

Callidus Software, Inc.*	6,028	$102
CyberArk Software Ltd. (Israel)*(a)	4,463	224
FireEye, Inc.*	4,325	138
Fleetmatics Group plc (Ireland)*(a)	1,817	89
Glu Mobile, Inc.*	44,725	195
Manhattan Associates, Inc.*	5,233	326
Materialise NV ADR*	5,353	41
Paycom Software, Inc.*	10,142	364
Paylocity Holding Corp.*	9,990	300
Proofpoint, Inc.*	5,602	338
Qlik Technologies, Inc.*	1,932	70
Synchronoss Technologies, Inc.*	4,026	132
Tableau Software, Inc. Class A*	1,037	83
Tyler Technologies, Inc.*	2,370	354
Ultimate Software Group, Inc. (The)*	3,318	594
Zendesk, Inc.*	7,196	142
Total		3,492

Specialty Retail 2.86%

Asbury Automotive Group, Inc.*	3,707	301
Monro Muffler Brake, Inc.	1,202	81
Restoration Hardware Holdings, Inc.*	5,054	472
Total		854

Technology Hardware, Storage & Peripherals 1.04%

Nimble Storage, Inc.*	12,879	311

Textiles, Apparel & Luxury Goods 3.06%

G-III Apparel Group Ltd.*	5,576	344
Skechers U.S.A., Inc. Class A*	2,074	278
Steven Madden Ltd.*	7,970	292
Total		914

Thrifts & Mortgage Finance 1.38%

BofI Holding, Inc.*	1,172	151
Essent Group Ltd.*	10,488	261
Total		412
Total Common Stocks (cost $29,967,956)		27,668

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2015

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 7.38%

Repurchase Agreement

Repurchase Agreement dated 9/30/2015, Zero Coupon due 10/1/2015 with Fixed Income Clearing Corp. collateralized by $2,235,000 of U.S. Treasury Note at 1.375% due 5/31/2020; value: $2,246,175; proceeds: $2,201,834 (cost $2,201,834)	$2,202	$2,202
Total Investments in Securities 100.11% (cost $32,169,790)		29,870

Liabilities in Excess of Other Assets (0.11)%		(33)

Net Assets 100.00%		$29,837

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$27,668	$—	$—	$27,668
Repurchase Agreement	—	2,202	—	2,202
Total	$27,668	$2,202	$—	$29,870

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.87%

Aerospace & Defense 5.13%

General Dynamics Corp.	57,500	$7,932
TransDigm Group, Inc.*	23,900	5,077
Total		13,009

Banks 11.76%

Citizens Financial Group, Inc.	228,965	5,463
East West Bancorp, Inc.	135,121	5,191
First Republic Bank	86,092	5,404
JPMorgan Chase & Co.	146,309	8,921
Signature Bank*	35,328	4,860
Total		29,839

Beverages 3.30%

PepsiCo, Inc.	88,700	8,364

Biotechnology 0.51%

AbbVie, Inc.	23,590	1,284

Building Products 1.16%
USG Corp.*	111,000	2,955

Capital Markets 4.50%

Affiliated Managers Group, Inc.*	27,800	4,754
Goldman Sachs Group, Inc. (The)	15,800	2,745
Greenhill & Co., Inc.	54,018	1,538
TD Ameritrade Holding Corp.	75,000	2,388
Total		11,425

Chemicals 1.53%

Dow Chemical Co. (The)	91,550	3,882

Commercial Services & Supplies 2.11%

ADT Corp. (The)	179,200	5,358

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2015

Investments	Shares	Fair Value (000)
Communications Equipment 2.89%

Cisco Systems, Inc.	279,600	$7,339

Consumer Finance 0.75%

Capital One Financial Corp.	26,247	1,903

Diversified Telecommunication Services 2.92%

AT&T, Inc.	227,769	7,421

Electric: Utilities 3.98%

Duke Energy Corp.	49,795	3,582
NextEra Energy, Inc.	66,702	6,507
Total		10,089

Energy Equipment & Services 2.31%

Halliburton Co.	83,008	2,935
Schlumberger Ltd.	42,500	2,931
Total		5,866

Food Products 2.89%

Mondelez International, Inc. Class A	175,413	7,345

Health Care Equipment & Supplies 1.69%

St. Jude Medical, Inc.	67,800	4,277

Health Care Providers & Services 1.20%

UnitedHealth Group, Inc.	26,207	3,040

Hotels, Restaurants & Leisure 3.13%

McDonald’s Corp.	46,100	4,542
Yum! Brands, Inc.	42,511	3,399
Total		7,941

Household Products 0.96%

Colgate-Palmolive Co.	38,500	2,443

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2015

Investments	Shares	Fair Value (000)
Industrial Conglomerates 2.85%

General Electric Co.	286,600	$7,228

Information Technology Services 0.98%

Vantiv, Inc. Class A*	55,302	2,484

Insurance 7.49%

Allstate Corp. (The)	73,234	4,265
American International Group, Inc.	116,198	6,603
Hartford Financial Services Group, Inc. (The)	177,552	8,128
Total		18,996

Internet Software & Services 1.63%

Google, Inc. Class A*	6,500	4,149

Machinery 1.28%

ITT Corp.	97,390	3,256

Media 1.57%

Time Warner, Inc.	58,059	3,992

Multi-Line Retail 2.18%

Target Corp.	70,400	5,538

Multi-Utilities 0.77%

Sempra Energy	20,146	1,948

Oil, Gas & Consumable Fuels 6.09%

Devon Energy Corp.	63,200	2,344
EOG Resources, Inc.	51,297	3,734
Exxon Mobil Corp.	70,627	5,251
Marathon Oil Corp.	92,000	1,417
Occidental Petroleum Corp.	41,100	2,719
Total		15,465

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2015

Investments	Shares	Fair Value (000)
Pharmaceuticals 9.05%

Allergan plc*	12,597	$3,424
Johnson & Johnson	54,800	5,116
Merck & Co., Inc.	104,300	5,151
Pfizer, Inc.	295,100	9,269
Total		22,960

Real Estate Investment Trusts 3.54%

Simon Property Group, Inc.	26,600	4,887
Vornado Realty Trust	45,200	4,087
Total		8,974

Semiconductors & Semiconductor Equipment 3.83%

Intel Corp.	268,022	8,078
Microchip Technology, Inc.	38,200	1,646
Total		9,724

Software 2.89%

Activision Blizzard, Inc.	41,500	1,282
Microsoft Corp.	136,864	6,058
Total		7,340
Total Common Stocks (cost $259,941,266)		245,834

	Principal Amount (000)
SHORT-TERM INVESTMENT 3.27%

Repurchase Agreement

Repurchase Agreement dated 9/30/2015, Zero Coupon due 10/1/2015 with Fixed Income Clearing Corp. collateralized by $7,640,000 of U.S. Treasury Note at 3.50% due 5/15/2020; value: $8,461,300; proceeds: $8,294,317 (cost $8,294,317)	$8,294	8,294
Total Investments in Securities 100.14% (cost $268,235,583)		254,128

Liabilities in Excess of Other Assets (0.14)%		(361)

Net Assets 100.00%		$253,767

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2015

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$245,834	$—	$—	$245,834
Repurchase Agreement	—	8,294	—	8,294
Total	$245,834	$8,294	$—	$254,128

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.87%

Aerospace & Defense 5.16%

General Dynamics Corp.	153,692	$21,202
TransDigm Group, Inc.*	74,500	15,824
Total		37,026

Auto Components 0.31%

Johnson Controls, Inc.	53,694	2,221

Banks 12.31%

Citizens Financial Group, Inc.	646,092	15,416
East West Bancorp, Inc.	385,541	14,812
First Republic Bank	241,634	15,167
JPMorgan Chase & Co.	470,519	28,688
Signature Bank*	103,244	14,202
Total		88,285

Beverages 3.08%

PepsiCo, Inc.	234,500	22,113

Building Products 1.08%

USG Corp.*	290,520	7,734

Capital Markets 3.40%

Affiliated Managers Group, Inc.*	75,000	12,824
Greenhill & Co., Inc.	217,470	6,191
TD Ameritrade Holding Corp.	168,016	5,350
Total		24,365

Chemicals 2.40%

Dow Chemical Co. (The)	247,531	10,495
PPG Industries, Inc.	76,162	6,679
Total		17,174

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2015

Investments	Shares	Fair Value (000)
Commercial Services & Supplies 1.70%

ADT Corp. (The)	408,487	$12,214

Communications Equipment 3.09%

Cisco Systems, Inc.	844,120	22,158

Consumer Finance 0.98%

Capital One Financial Corp.	97,124	7,043

Diversified Telecommunication Services 3.46%

AT&T, Inc.	585,648	19,080
Verizon Communications, Inc.	132,400	5,761
Total		24,841

Electric: Utilities 3.57%

Duke Energy Corp.	127,599	9,180
NextEra Energy, Inc.	168,071	16,395
Total		25,575

Energy Equipment & Services 2.51%

Halliburton Co.	280,755	9,925
Schlumberger Ltd.	117,000	8,069
Total		17,994

Food Products 2.67%

Mondelez International, Inc. Class A	456,441	19,111

Health Care Equipment & Supplies 1.50%

St. Jude Medical, Inc.	170,969	10,786

Health Care Providers & Services 1.43%

UnitedHealth Group, Inc.	88,559	10,274

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2015

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 2.28%

McDonald’s Corp.	129,000	$12,711
Yum! Brands, Inc.	45,733	3,656
Total		16,367

Household Products 0.84%

Colgate-Palmolive Co.	94,400	5,991

Industrial Conglomerates 1.79%

General Electric Co.	508,733	12,830

Information Technology Services 1.65%

Vantiv, Inc. Class A*	263,548	11,839

Insurance 7.37%

Allstate Corp. (The)	217,072	12,642
American International Group, Inc.	312,051	17,731
Hartford Financial Services Group, Inc. (The)	490,185	22,441
Total		52,814

Internet Software & Services 1.03%

Google, Inc. Class A*	11,600	7,405

Life Sciences Tools & Services 1.01%

Thermo Fisher Scientific, Inc.	58,942	7,207

Machinery 1.13%

ITT Corp.	243,461	8,139

Media 1.74%

Time Warner, Inc.	181,156	12,454

Multi-Line Retail 1.87%

Target Corp.	170,199	13,388

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2015

Investments	Shares	Fair Value (000)
Multi-Utilities 1.55%

Sempra Energy	114,784	$11,102

Oil, Gas & Consumable Fuels 7.73%

Chevron Corp.	99,500	7,848
Devon Energy Corp.	137,000	5,081
EOG Resources, Inc.	123,268	8,974
Exxon Mobil Corp.	307,300	22,848
Marathon Oil Corp.	225,600	3,474
Occidental Petroleum Corp.	109,200	7,224
Total		55,449

Pharmaceuticals 9.59%

Allergan plc*	37,473	10,186
Johnson & Johnson	155,388	14,505
Merck & Co., Inc.	245,439	12,122
Pfizer, Inc.	1,016,200	31,919
Total		68,732

Real Estate Investment Trusts 2.25%

Simon Property Group, Inc.	46,300	8,506
Vornado Realty Trust	84,300	7,623
Total		16,129

Semiconductors & Semiconductor Equipment 3.04%

Intel Corp.	607,614	18,314
Microchip Technology, Inc.	81,673	3,519
Total		21,833

Software 3.35%

Activision Blizzard, Inc.	344,200	10,632
Microsoft Corp.	302,043	13,369
Total		24,001
Total Common Stocks (cost $724,942,149)		694,594

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2015

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 2.67%

Repurchase Agreement

Repurchase Agreement dated 9/30/2015, Zero Coupon due 10/1/2015 with Fixed Income Clearing Corp. collateralized by $19,100,000 of Federal Home Loan Mortgage Corp. at 4.75% due 11/17/2015; value: $19,553,625; proceeds: $19,167,708 (cost $19,167,708)	$19,168	$19,168
Total Investments in Securities 99.54% (cost $744,109,857)		713,762

Other Assets in Excess of Liabilities 0.46%		3,263

Net Assets 100.00%		$717,025

*	Non-income producing security.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$694,594	$—	$—	$694,594
Repurchase Agreement	—	19,168	—	19,168
Total	$694,594	$19,168	$—	$713,762

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.45%

Aerospace & Defense 0.60%

TransDigm Group, Inc.*	2,867	$609

Airlines 0.95%

United Continental Holdings, Inc.*	18,156	963

Auto Components 1.48%

Delphi Automotive plc (United Kingdom)(a)	19,770	1,503

Automobiles 0.34%

Harley-Davidson, Inc.	6,248	343

Beverages 1.41%

Monster Beverage Corp.*	10,601	1,433

Biotechnology 2.13%

Alkermes plc (Ireland)*(a)	7,349	431
BioMarin Pharmaceutical, Inc.*	5,921	624
Incyte Corp., Ltd.*	6,041	666
Medivation, Inc.*	10,586	450
Total		2,171

Building Products 2.03%

Fortune Brands Home & Security, Inc.	27,870	1,323
Lennox International, Inc.	6,585	746
Total		2,069

Capital Markets 0.58%

Affiliated Managers Group, Inc.*	3,460	592

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2015

Investments	Shares	Fair Value (000)
Chemicals 2.24%

Axalta Coating Systems Ltd.*	14,314	$363
RPM International, Inc.	24,853	1,041
Sherwin-Williams Co. (The)	3,933	876
Total		2,280

Commercial Services & Supplies 0.66%

Tyco International plc	19,989	669

Communications Equipment 2.21%

F5 Networks, Inc.*	7,498	869
Palo Alto Networks, Inc.*	8,019	1,379
Total		2,248

Distributors 1.28%

LKQ Corp.*	45,762	1,298

Diversified Financial Services 3.21%

Intercontinental Exchange, Inc.	6,489	1,525
Moody’s Corp.	17,699	1,738
Total		3,263

Electrical Equipment 2.04%

AMETEK, Inc.	23,170	1,212
Rockwell Automation, Inc.	8,505	863
Total		2,075

Electronic Equipment, Instruments & Components 1.89%

Amphenol Corp. Class A	22,486	1,146
Fitbit, Inc. Class A*	20,588	776
Total		1,922

Food & Staples Retailing 0.35%

Rite Aid Corp.*	58,911	358

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2015

Investments	Shares	Fair Value (000)
Food Products 2.51%

Blue Buffalo Pet Products, Inc.*	21,631	$387
Hershey Co. (The)	12,547	1,153
Mead Johnson Nutrition Co.	7,994	563
Snyder’s-Lance, Inc.	13,364	451
Total		2,554

Health Care Equipment & Supplies 5.86%

Align Technology, Inc.*	20,982	1,191
C.R. Bard, Inc.	6,625	1,234
Cooper Cos., Inc. (The)	6,520	970
IDEXX Laboratories, Inc.*	18,817	1,397
NuVasive, Inc.*	14,449	697
St. Jude Medical, Inc.	7,398	467
Total		5,956

Health Care Providers & Services 5.24%

AmerisourceBergen Corp.	12,718	1,208
Centene Corp.*	14,927	809
Diplomat Pharmacy, Inc.*	21,937	630
Envision Healthcare Holdings, Inc.*	29,076	1,070
Henry Schein, Inc.*	7,556	1,003
Universal Health Services, Inc. Class B	4,879	609
Total		5,329

Health Care Technology 1.31%

Cerner Corp.*	22,285	1,336

Hotels, Restaurants & Leisure 6.58%

Chipotle Mexican Grill, Inc.*	2,531	1,823
Domino’s Pizza, Inc.	4,022	434
Dunkin’ Brands Group, Inc.	20,830	1,021
Hilton Worldwide Holdings, Inc.	36,277	832
Norwegian Cruise Line Holdings Ltd.*	22,515	1,290
Panera Bread Co. Class A*	3,534	684
Starwood Hotels & Resorts Worldwide, Inc.	9,228	613
Total		6,697

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2015

Investments	Shares	Fair Value (000)
Household Durables 1.38%

Mohawk Industries, Inc.*	5,782	$1,051
Tempur Sealy International, Inc.*	4,883	349
Total		1,400

Household Products 0.87%

Church & Dwight Co., Inc.	10,533	884

Industrial Conglomerates 1.16%

Roper Technologies, Inc.	7,553	1,184

Information Technology Services 4.75%

Alliance Data Systems Corp.*	2,844	736
Booz Allen Hamilton Holding Corp.	29,649	777
Fiserv, Inc.*	17,418	1,509
FleetCor Technologies, Inc.*	3,720	512
Vantiv, Inc. Class A*	28,780	1,293
Total		4,827

Internet & Catalog Retail 1.77%

Expedia, Inc.	11,340	1,334
Netflix, Inc.*	4,530	468
Total		1,802

Internet Software & Services 3.34%

Akamai Technologies, Inc.*	26,662	1,841
LinkedIn Corp. Class A*	5,084	967
Pandora Media, Inc.*	27,506	587
Total		3,395

Leisure Products 1.24%

Hasbro, Inc.	17,449	1,259

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2015

Investments	Shares	Fair Value (000)
Life Sciences Tools & Services 2.08%

Mettler-Toledo International, Inc.*	3,711	$1,057
Quintiles Transnational Holdings, Inc.*	15,244	1,060
Total		2,117

Machinery 2.47%

IDEX Corp.	10,369	739
Ingersoll-Rand plc	13,799	701
Middleby Corp. (The)*	10,222	1,075
Total		2,515

Multi-Line Retail 3.44%

Dollar General Corp.	26,188	1,897
Dollar Tree, Inc.*	16,291	1,086
Nordstrom, Inc.	7,231	519
Total		3,502

Personal Products 0.80%

Coty, Inc. Class A	30,005	812

Pharmaceuticals 1.58%

Perrigo Co. plc (Ireland)(a)	4,039	635
Zoetis, Inc.	23,617	973
Total		1,608

Professional Services 1.26%

Robert Half International, Inc.	12,124	620
Towers Watson & Co. Class A	5,611	659
Total		1,279

Real Estate Investment Trusts 1.40%

Equinix, Inc.	5,225	1,428

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2015

Investments	Shares	Fair Value (000)
Real Estate Management & Development 1.98%

CBRE Group, Inc. Class A*	43,961	$1,407
Realogy Holdings Corp.*	16,227	610
Total		2,017

Road & Rail 1.07%

J.B. Hunt Transport Services, Inc.	15,201	1,085

Semiconductors & Semiconductor Equipment 2.98%

Analog Devices, Inc.	26,603	1,501
Avago Technologies Ltd. (Singapore)(a)	4,940	617
Cavium, Inc.*	14,857	912
Total		3,030

Software 7.35%

Activision Blizzard, Inc.	57,863	1,787
Electronic Arts, Inc.*	16,765	1,136
FireEye, Inc.*	18,732	596
Mobileye NV (Israel)*(a)	5,730	261
Red Hat, Inc.*	20,819	1,496
ServiceNow, Inc.*	16,791	1,166
Splunk, Inc.*	11,904	659
Tableau Software, Inc. Class A*	4,636	370
Total		7,471

Specialty Retail 9.33%

Advance Auto Parts, Inc.	4,965	941
AutoZone, Inc.*	3,005	2,175
Foot Locker, Inc.	15,994	1,151
L Brands, Inc.	15,604	1,407
Tiffany & Co.	9,131	705
Tractor Supply Co.	16,072	1,355
Ulta Salon, Cosmetics & Fragrance, Inc.*	10,775	1,760
Total		9,494

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2015

Investments	Shares	Fair Value (000)
Textiles, Apparel & Luxury Goods 2.79%

Hanesbrands, Inc.	23,245	$673
lululemon athletica, Inc. (Canada)*(a)	13,707	694
Under Armour, Inc. Class A*	15,169	1,468
Total		2,835

Wireless Telecommunication Services 0.51%

SBA Communications Corp. Class A*	4,955	519
Total Common Stocks (cost $98,785,542)		100,131

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.27%

Repurchase Agreement

Repurchase Agreement dated 9/30/2015, Zero Coupon due 10/1/2015 with Fixed Income Clearing Corp. collateralized by $1,195,000 of U.S. Treasury Note at 3.50% due 5/15/2020; value: $1,323,463; proceeds: $1,295,017 (cost $1,295,017)	$1,295	1,295
Total Investments in Securities 99.72% (cost $100,080,559)		101,426

Cash and Other Assets in Excess of Liabilities 0.28%		288

Net Assets 100.00%		$101,714

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$100,131	$—	$—	$100,131
Repurchase Agreement	—	1,295	—	1,295
Total	$100,131	$1,295	$—	$101,426

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2015

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 93.45%

COMMON STOCKS 93.14%

Australia 2.40%

Banks 1.51%
National Australia Bank Ltd.	41,749	$883
Real Estate Investment Trusts 0.89%
Mirvac Group	427,339	519
Total Australia		1,402

Austria 0.74%

Diversified Telecommunication Services
Telekom Austria AG	76,879	433

Canada 0.54%

Oil, Gas & Consumable Fuels
Baytex Energy Corp.	33,900	109
Seven Generations Energy Ltd. Class A *	21,800	206
Total Canada		315

China 3.34%

Automobiles 0.28%
Great Wall Motor Co., Ltd. Class H	144,555	161
Internet Software & Services 1.28%
Baidu, Inc. ADR *	5,446	749
Personal Products 0.71%
Hengan International Group Co., Ltd.	42,500	415
Real Estate Management & Development 1.07%
China Overseas Land & Investment Ltd.	205,169	624
Total China		1,949

France 9.22%

Aerospace & Defense 1.69%
Safran SA	13,109	986
Banks 1.36%
BNP Paribas SA	13,503	795
Food Products 1.95%
Danone SA	17,998	1,136
Insurance 1.35%
AXA SA	32,493	789

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2015

Investments	Shares	U.S. $ Fair Value (000)
Life Sciences Tools & Services 0.46%
Genfit *	7,066	$270
Oil, Gas & Consumable Fuels 0.98%
Total SA	12,769	574
Real Estate Investment Trusts 1.43%
Klepierre	18,384	833
Total France		5,383

Germany 6.20%

Diversified Financial Services 0.83%
Deutsche Boerse AG	5,604	483
Diversified Telecommunication Services 1.54%
Deutsche Telekom AG Registered Shares	50,526	900
Health Care Providers & Services 1.79%
Fresenius SE & Co. KGaA	15,583	1,046
Life Sciences Tools & Services 0.49%
MorphoSys AG *	4,267	285
Software 1.55%
SAP SE	14,034	909
Total Germany		3,623

Hong Kong 2.52%

Electric: Utilities 0.83%
Cheung Kong Infrastructure Holdings Ltd.	53,741	482
Hotels, Restaurants & Leisure 0.17%
SJM Holdings Ltd.	142,780	102
Industrial Conglomerates 1.52%
CK Hutchison Holdings Ltd.	68,300	888
Total Hong Kong		1,472

India 1.95%

Oil, Gas & Consumable Fuels 0.89%
Reliance Industries Ltd.	39,355	518
Thrifts & Mortgage Finance 1.06%
Indiabulls Housing Finance Ltd.	51,250	622
Total India		1,140

Indonesia 0.49%

Food Products
PT Indofood Sukses Makmur Tbk	765,200	288

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2015

Investments	Shares	U.S. $ Fair Value (000)
Israel 1.61%

Pharmaceuticals
Teva Pharmaceutical Industries Ltd. ADR	16,639	$939

Italy 3.70%

Banks 0.86%
UniCredit SpA	80,571	502
Capital Markets 0.84%
Anima Holding SpA †	56,472	494
Gas Utilities 2.00%
Snam SpA	227,158	1,167
Total Italy		2,163

Japan 18.99%

Airlines 1.37%
Japan Airlines Co., Ltd.	22,700	803
Auto Components 1.23%
Stanley Electric Co., Ltd.	36,100	720
Automobiles 2.59%
Honda Motor Co., Ltd.	31,400	937
Toyota Motor Corp.	9,800	574
		1,511
Banks 2.17%
Sumitomo Mitsui Financial Group, Inc.	33,500	1,270
Chemicals 0.69%
Asahi Kasei Corp.	57,215	404
Diversified Financial Services 0.98%
ORIX Corp.	44,200	570
Electrical Equipment 1.05%
Nidec Corp.	8,900	612
Electronic Equipment, Instruments & Components 0.24%
Hitachi Ltd.	27,772	140
Information Technology Services 3.16%
Obic Co., Ltd.	18,300	837
SCSK Corp.	26,800	1,006
		1,843
Machinery 0.23%
NSK Ltd.	13,700	133
Pharmaceuticals 1.35%
Astellas Pharma, Inc.	60,900	788

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2015

Investments	Shares	U.S. $ Fair Value (000)
Real Estate Management & Development 1.65%
Daiwa House Industry Co., Ltd.	38,900	$965
Trading Companies & Distributors 1.39%
Sumitomo Corp.	84,000	812
Wireless Telecommunication Services 0.89%
SoftBank Group Corp.	11,200	518
Total Japan		11,089

Mexico 0.20%

Real Estate Investment Trusts
Macquarie Mexico Real Estate Management SA de CV *	90,120	114

Netherlands 5.55%

Beverages 2.60%
Heineken Holding NV	21,315	1,520
Construction & Engineering 0.64%
Arcadis NV	15,976	376
Insurance 0.81%
Aegon NV	82,363	472
Oil, Gas & Consumable Fuels 1.50%
Royal Dutch Shell plc Class A ADR	18,456	875
Total Netherlands		3,243

Norway 0.62%

Banks
DNB ASA	27,997	364

South Korea 2.25%

Technology Hardware, Storage & Peripherals 1.12%
Samsung Electronics Co., Ltd.	684	656
Wireless Telecommunication Services 1.13%
SK Telecom Co., Ltd.	2,963	658
Total South Korea		1,314

Spain 1.08%

Construction & Engineering
ACS Actividades de Construccion y Servicios SA	21,975	632

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2015

Investments	Shares	U.S. $ Fair Value (000)
Sweden 2.40%

Diversified Telecommunication Services 1.56%
TeliaSonera AB	168,585	$910
Machinery 0.84%
Volvo AB B Shares	51,219	491
Total Sweden		1,401

Switzerland 4.02%

Pharmaceuticals
Novartis AG Registered Shares	13,324	1,225
Roche Holding AG	4,224	1,121
Total Switzerland		2,346

United Kingdom 24.39%

Aerospace & Defense 1.12%
BAE Systems plc	96,262	652
Airlines 1.24%
International Consolidated Airlines Group SA *	81,238	726
Banks 3.79%
Barclays plc	214,126	793
HSBC Holdings plc ADR	17,721	671
Lloyds Banking Group plc	659,508	751
		2,215
Beverages 1.53%
SABMiller plc	15,787	894
Capital Markets 0.97%
Jupiter Fund Management plc	86,331	567
Household Durables 1.76%
Berkeley Group Holdings plc	20,353	1,030
Insurance 1.58%
Prudential plc	43,768	923
Media 3.77%
ITV plc	257,210	958
Pearson plc	31,516	539
WPP plc	33,702	702
		2,199
Metals & Mining 1.22%
Rio Tinto plc ADR	21,009	711
Multi-Line Retail 0.57%
Debenhams plc	277,717	332

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2015

Investments	Shares	U.S. $ Fair Value (000)
Multi-Utilities 1.66%
National Grid plc	69,450	$967
Personal Products 1.00%
Unilever plc	14,303	583
Pharmaceuticals 1.38%
AstraZeneca plc	12,698	805
Tobacco 2.24%
Imperial Tobacco Group plc	25,291	1,307
Trading Companies & Distributors 0.56%
Ashtead Group plc	23,235	329
Total United Kingdom		14,240

United States 0.93%

Health Care Equipment & Supplies
ResMed, Inc.	10,700	545
Total Common Stocks (cost $58,574,257)		54,395

PREFERRED STOCK 0.31%

Germany

Automobiles
Volkswagen AG (cost $379,872)	1,624	178
Total Long-Term Investments (cost $58,954,129)		54,573

	Principal Amount (000)
SHORT-TERM INVESTMENT 6.73%

Repurchase Agreement

Repurchase Agreement dated 9/30/2015, Zero Coupon due 10/1/2015 with Fixed Income Clearing Corp. collateralized by $3,995,000 of U.S. Treasury Note at 1.375% due 5/31/2020; value: $4,014,975; proceeds: $3,931,798 (cost $3,931,798)	$3,932	3,932
Total Investments in Securities 100.18% (cost $62,885,927)		58,505

Liabilities in Excess of Foreign Cash and Other Assets (0.18)%		(105)

Net Assets 100.00%		$58,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2015

ADR	American Depositary Receipt.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Australia	$—	$1,402	$—	$1,402
Austria	433	—	—	433
Canada	315	—	—	315
China	749	1,200	—	1,949
France	—	5,383	—	5,383
Germany	—	3,623	—	3,623
Hong Kong	—	1,472	—	1,472
India	—	1,140	—	1,140
Indonesia	—	288	—	288
Israel	939	—	—	939
Italy	—	2,163	—	2,163
Japan	—	11,089	—	11,089
Mexico	114	—	—	114
Netherlands	875	2,368	—	3,243
Norway	—	364	—	364
South Korea	—	1,314	—	1,314
Spain	—	632	—	632
Sweden	—	1,401	—	1,401
Switzerland	—	2,346	—	2,346
United Kingdom	1,382	12,858	—	14,240
United States	545	—	—	545
Preferred Stock	—	178	—	178
Repurchase Agreement	—	3,932	—	3,932
Total	$5,352	$53,153	$—	$58,505

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2015

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 98.57%

Australia 7.53%

Beverages 1.01%
Treasury Wine Estates Ltd.	108,704	$504
Commercial Services & Supplies 1.71%
Spotless Group Holdings Ltd.	563,304	853
Food Products 0.50%
Select Harvests Ltd.	32,020	251
Hotels, Restaurants & Leisure 1.70%
Mantra Group Ltd.	299,915	845
Multi-Utilities 1.40%
DUET Group	458,487	697
Real Estate Investment Trusts 1.21%
Charter Hall Group	195,447	600
Total Australia		3,750

Austria 0.61%

Semiconductors & Semiconductor Equipment
ams AG	8,087	302

Canada 2.49%

Auto Components 0.82%
Linamar Corp.	7,768	407
Metals & Mining 0.35%
HudBay Minerals, Inc.	47,902	177
Oil, Gas & Consumable Fuels 1.32%
Bankers Petroleum Ltd. *	152,779	199
Vermilion Energy, Inc.	4,700	152
Whitecap Resources, Inc.	38,900	307
		658
Total Canada		1,242

China 1.17%

Electronic Equipment, Instruments & Components 0.54%
Sunny Optical Technology Group Co., Ltd.	135,000	271
Energy Equipment & Services 0.28%
Hilong Holding Ltd.	679,600	139
Oil, Gas & Consumable Fuels 0.35%
China Suntien Green Energy Corp., Ltd. Class H	989,000	175
Total China		585

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2015

Investments	Shares	U.S. $ Fair Value (000)
Finland 2.57%

Leisure Product 1.48%
Amer Sports OYJ	29,021	$738
Trading Companies & Distributors 1.09%
Cramo OYJ	26,031	544
Total Finland		1,282

France 3.20%

Commercial Services & Supplies 1.46%
Elior Participations SCA +	37,837	724
Information Technology Services 1.33%
Altran Technologies SA	56,999	663
Life Sciences Tools & Services 0.41%
Genfit *	5,356	205
Total France		1,592

Germany 5.18%

Internet Software & Services 1.39%
XING AG	3,226	692
Life Sciences Tools & Services 1.91%
Gerresheimer AG	8,758	640
MorphoSys AG *	4,629	309
		949
Machinery 0.69%
Deutz AG	102,777	345
Real Estate Management & Development 1.19%
Patrizia Immobilien AG *	24,845	594
Total Germany		2,580

Hong Kong 3.77%

Communications Equipment 1.49%
VTech Holdings Ltd.	62,500	742
Diversified Telecommunication Services 0.77%
HKBN Ltd. *	331,880	384
Household Durables 1.51%
Techtronic Industries Co., Ltd.	202,500	755
Total Hong Kong		1,881

India 2.45%

Real Estate Management & Development 0.55%
Housing Development & Infrastructure Ltd. *	243,554	274

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2015

Investments	Shares	U.S. $ Fair Value (000)
India (continued)

Thrifts & Mortgage Finance 1.90%
Dewan Housing Finance Corp., Ltd.	282,206	$948
Total India		1,222

Indonesia 0.61%

Banks 0.32%
Bank Tabungan Negara Persero Tbk PT	2,357,996	161
Consumer Finance 0.29%
PT Clipan Finance Indonesia Tbk *	8,129,400	144
Total Indonesia		305

Ireland 4.32%

Beverages 0.52%
C&C Group plc	64,570	256
Health Care Providers & Services 1.53%
UDG Healthcare plc	100,359	764
Household Durables 1.54%
Cairn Homes plc *	656,960	767
Real Estate Investment Trusts 0.73%
Hibernia REIT plc	257,364	365
Total Ireland		2,152

Israel 0.99%

Chemicals
Frutarom Industries Ltd.	13,061	494

Italy 5.80%

Banks 1.41%
Banca Popolare di Milano Scarl	707,765	700
Beverages 1.59%
Davide Campari-Milano SpA	99,153	790
Capital Markets 1.22%
Anima Holding SpA +	69,694	610
Textiles, Apparel & Luxury Goods 1.58%
Brunello Cucinelli SpA	23,267	422
Moncler SpA	20,468	366
		788
Total Italy		2,888

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2015

Investments	Shares	U.S. $ Fair Value (000)
Japan 21.05%

Construction & Engineering 1.93%
Maeda Road Construction Co., Ltd.	23,000	$403
SHO-BOND Holdings Co., Ltd.	14,600	558
		961
Diversified Financial Services 0.79%
Century Tokyo Leasing Corp.	13,600	394
Electronic Equipment, Instruments & Components 0.90%
Hitachi High-Technologies Corp.	20,800	450
Food & Staples Retailing 1.35%
Sundrug Co., Ltd.	12,800	674
Hotels, Restaurants & Leisure 2.36%
Resorttrust, Inc.	24,700	615
St. Marc Holdings Co., Ltd.	18,400	562
		1,177
Household Durables 2.91%
Haseko Corp.	66,800	757
Iida Group Holdings Co., Ltd.	44,300	693
		1,450
Information Technology Services 4.35%
NS Solutions Corp.	13,600	575
Obic Co., Ltd.	14,200	650
SCSK Corp.	25,100	942
		2,167
Machinery 0.98%
CKD Corp.	29,400	243
Nabtesco Corp.	13,300	243
		486
Professional Services 2.73%
en-japan, Inc.	19,400	518
Tanseisha Co., Ltd.	42,500	281
Temp Holdings Co., Ltd.	12,300	562
		1,361
Real Estate Management & Development 1.17%
Hulic Co., Ltd.	64,400	582
Software 0.78%
NSD Co., Ltd.	31,800	390
Wireless Telecommunication Services 0.80%
Okinawa Cellular Telephone Co.	15,200	399
Total Japan		10,491

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2015

Investments	Shares	U.S. $ Fair Value (000)
Luxembourg 3.53%

Machinery 0.76%
Stabilus SA *	10,400	$375
Multi-Line Retail 1.27%
B&M European Value Retail SA	128,432	634
Real Estate Management & Development 1.50%
Grand City Properties SA	38,934	748
Total Luxembourg		1,757

Netherlands 2.73%

Construction & Engineering 1.08%
Arcadis NV	22,781	537
Machinery 1.16%
Aalberts Industries NV	19,578	580
Professional Services 0.49%
USG People NV	17,894	245
Total Netherlands		1,362

New Zealand 0.78%

Airlines
Air New Zealand Ltd.	247,422	389

Philippines 1.81%

Banks 0.70%
Rizal Commercial Banking Corp.	544,040	350
Real Estate Management & Development 1.11%
Filinvest Land, Inc.	15,346,500	552
Total Philippines		902

Portugal 1.33%

Multi-Utilities
REN—Redes Energeticas Nacionais SGPS SA	221,132	663

Spain 4.16%

Food Products 1.36%
Ebro Foods SA	34,524	678
Real Estate Investment Trusts 1.74%
Merlin Properties Socimi SA *	72,954	869
Real Estate Management & Development 1.06%
Hispania Activos Inmobiliarios SA *	37,921	527
Total Spain		2,074

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2015

Investments	Shares	U.S. $ Fair Value (000)
Sweden 4.16%

Commercial Services & Supplies 1.64%
Loomis AB Class B	31,171	$817
Consumer Finance 1.17%
Hoist Finance AB *+	79,756	583
Food & Staples Retailing 1.35%
Axfood AB	40,623	671
Total Sweden		2,071

Switzerland 2.77%

Capital Markets 0.70%
EFG International AG *	32,659	348
Commercial Services & Supplies 1.28%
Gategroup Holding AG *	18,982	639
Household Durables 0.79%
Forbo Holding AG Registered Shares *	350	394
Total Switzerland		1,381

Taiwan 0.92%

Technology Hardware, Storage & Peripherals
Adlink Technology, Inc.	165,161	460

United Kingdom 14.64%

Capital Markets 1.10%
Ashmore Group plc	39,346	147
Jupiter Fund Management plc	60,843	400
		547
Chemicals 1.30%
Essentra plc	54,243	646
Communications Equipment 1.12%
Telit Communications plc *	109,304	559
Diversified Financial Services 2.09%
Arrow Global Group plc	246,467	1,044
Household Durables 2.32%
Bellway plc	12,727	479
Berkeley Group Holdings plc	4,841	245
DFS Furniture plc *	99,701	430
		1,154
Multi-Line Retail 1.75%
Debenhams plc	551,573	660

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2015

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Multi-Line Retail (continued)
Poundland Group plc	49,767	$211
		871
Professional Services 2.84%
Exova Group plc	164,187	445
Hays plc	161,383	375
Michael Page International plc	83,205	598
		1,418
Software 0.11%
Tungsten Corp. plc *	62,476	56
Specialty Retail 1.38%
Howden Joinery Group plc	93,032	687
Textiles, Apparel & Luxury Goods 0.63%
Jimmy Choo plc *	148,803	312
Total United Kingdom		7,294
Total Common Stocks (cost $48,172,307)		49,119

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.03%

Repurchase Agreement

Repurchase Agreement dated 9/30/2015, Zero Coupon due 10/1/2015 with Fixed Income Clearing Corp. collateralized by $1,010,000 of Federal Home Loan Mortgage Corp. at 4.75% due 11/17/2015; value: $1,033,988; proceeds: $1,011,102 (cost $1,011,102)	$1,011	1,011
Total Investments in Securities 100.60% (cost $49,183,409)		50,130

Liabilities in Excess of Cash, Foreign Cash and Other Assets (0.60)%		(299)

Net Assets 100.00%		$49,831

*	Non-income producing security.
+	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2015

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Australia	$—	$3,750	$—	$3,750
Austria	—	302	—	302
Canada	1,242	—	—	1,242
China	—	585	—	585
Finland	—	1,282	—	1,282
France	—	1,592	—	1,592
Germany(3)	692	1,888	—	2,580
Hong Kong(3)	—	1,881	—	1,881
India	—	1,222	—	1,222
Indonesia	144	161	—	305
Ireland(3)	1,388	764	—	2,152
Israel	—	494	—	494
Italy	—	2,888	—	2,888
Japan	—	10,491	—	10,491
Luxembourg(3)	—	1,757	—	1,757
Netherlands	—	1,362	—	1,362
New Zealand	—	389	—	389
Philippines(3)	350	552	—	902
Portugal	—	663	—	663
Spain	—	2,074	—	2,074
Sweden	—	2,071	—	2,071
Switzerland(3)	348	1,033	—	1,381
Taiwan	—	460	—	460
United Kingdom(3)	2,612	4,682	—	7,294
Repurchase Agreement	—	1,011	—	1,011
Total	$6,776	$43,354	$—	$50,130

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	The following securities were transferred during the period ended September 30, 2015.

Security	Country	Level Transfer	Transfer Amount	Valuation Method on 9/30/2015*
XING AG	Germany	from Level 2 to Level 1	$ 416,173	Last sale price
VTech Holdings Ltd.	Hong Kong	from Level 1 to Level 2	$ 619,479	Adjusted Valuation
UDG Healthcare plc	Ireland	from Level 1 to Level 2	$ 869,819	Adjusted Valuation
Grand City Properties SA	Luxembourg	from Level 1 to Level 2	$ 355,979	Adjusted Valuation
B&M European Value Retail SA	Luxembourg	from Level 1 to Level 2	$ 571,274	Adjusted Valuation
Rizal Commercial Banking Corp.	Philippines	from Level 2 to Level 1	$ 373,531	Last sale price
Forbo Holding AG Registered Shares	Switzerland	from Level 1 to Level 2	$ 937,283	Adjusted Valuation
Tungsten Corp. plc	United Kingdom	from Level 2 to Level 1	$ 274,034	Last sale price
Arrow Global Group plc	United Kingdom	from Level 2 to Level 1	$ 870,030	Last sale price
Exova Group plc	United Kingdom	from Level 1 to Level 2	$ 409,443	Adjusted Valuation

*	See Note 2(a)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.53%

Aerospace & Defense 2.41%

Orbital ATK, Inc.	75,154	$5,401
Triumph Group, Inc.	71,049	2,990
Total		8,391

Banks 8.70%

CIT Group, Inc.	117,900	4,720
Citizens Financial Group, Inc.	230,900	5,509
East West Bancorp, Inc.	83,500	3,208
Fifth Third Bancorp	285,800	5,404
First Republic Bank	58,300	3,660
M&T Bank Corp.	64,000	7,805
Total		30,306

Beverages 1.26%

Molson Coors Brewing Co. Class B	52,756	4,380

Building Products 0.99%

Armstrong World Industries, Inc.*	72,300	3,452

Capital Markets 2.43%

Affiliated Managers Group, Inc.*	16,100	2,753
Invesco Ltd.	182,400	5,696
Total		8,449

Chemicals 1.45%

Albemarle Corp.	75,000	3,307
Huntsman Corp.	180,241	1,747
Total		5,054

Communications Equipment 4.63%

Harris Corp.	61,542	4,502
Juniper Networks, Inc.	235,500	6,055
Motorola Solutions, Inc.	81,400	5,566
Total		16,123

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2015

Investments	Shares	Fair Value (000)
Containers & Packaging 1.80%

WestRock Co.	122,100	$6,281

Electric: Utilities 9.17%

Edison International	120,100	7,575
Great Plains Energy, Inc.	175,600	4,745
ITC Holdings Corp.	124,900	4,164
Pepco Holdings, Inc.	71,599	1,734
Portland General Electric Co.	184,500	6,821
PPL Corp.	209,800	6,900
Total		31,939

Energy Equipment & Services 1.37%

Patterson-UTI Energy, Inc.	205,212	2,696
Superior Energy Services, Inc.	163,700	2,068
Total		4,764

Food Products 2.68%

Pinnacle Foods, Inc.	111,962	4,689
Tyson Foods, Inc. Class A	107,900	4,651
Total		9,340

Health Care Equipment & Supplies 2.47%

Alere, Inc.*	85,900	4,136
St. Jude Medical, Inc.	70,800	4,467
Total		8,603

Health Care Providers & Services 1.74%

Cardinal Health, Inc.	46,967	3,608
HealthSouth Corp.	64,150	2,461
Total		6,069

Hotels, Restaurants & Leisure 2.84%

MGM Resorts International*	222,678	4,109
Wyndham Worldwide Corp.	80,700	5,802
Total		9,911

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2015

Investments	Shares	Fair Value (000)
Household Durables 4.10%

Jarden Corp.*	98,500	$4,814
Lennar Corp. Class A	76,100	3,663
Whirlpool Corp.	39,400	5,802
Total		14,279

Information Technology Services 3.50%

Fidelity National Information Services, Inc.	111,500	7,479
VeriFone Systems, Inc.*	170,600	4,731
Total		12,210

Insurance 11.97%

Allstate Corp. (The)	78,745	4,586
Argo Group International Holdings Ltd.	47,452	2,685
Endurance Specialty Holdings Ltd.	43,800	2,673
Hanover Insurance Group, Inc. (The)	77,438	6,017
Hartford Financial Services Group, Inc. (The)	196,886	9,014
Lincoln National Corp.	125,800	5,971
Marsh & McLennan Cos., Inc.	44,700	2,334
XL Group plc (Ireland)(a)	232,100	8,430
Total		41,710

Leisure Products 0.87%

Hasbro, Inc.	41,800	3,015

Life Sciences Tools & Services 2.04%

Agilent Technologies, Inc.	101,600	3,488
PerkinElmer, Inc.	78,400	3,603
Total		7,091

Machinery 2.86%

Ingersoll-Rand plc(a)	76,300	3,874
Kennametal, Inc.	103,409	2,574
Stanley Black & Decker, Inc.	36,300	3,520
Total		9,968

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2015

Investments	Shares	Fair Value (000)
Metals & Mining 1.09%

Steel Dynamics, Inc.	220,200	$3,783

Multi-Utilities 1.45%

Sempra Energy	52,300	5,059

Oil, Gas & Consumable Fuels 6.51%

Cimarex Energy Co.	73,269	7,508
EQT Corp.	49,000	3,174
Gulfport Energy Corp.*	87,200	2,588
Newfield Exploration Co.*	157,800	5,192
Pioneer Natural Resources Co.	34,727	4,224
Total		22,686

Pharmaceuticals 1.04%

Mallinckrodt plc*	56,731	3,627

Real Estate Investment Trusts 10.41%

Boston Properties, Inc.	49,100	5,813
Camden Property Trust	55,300	4,087
Duke Realty Corp.	255,400	4,865
Healthcare Trust of America, Inc. Class A	43,926	1,077
Kimco Realty Corp.	206,600	5,047
Macerich Co. (The)	45,710	3,512
SL Green Realty Corp.	36,900	3,991
UDR, Inc.	164,514	5,673
Welltower, Inc.	32,286	2,186
Total		36,251

Real Estate Management & Development 2.35%

Jones Lang LaSalle, Inc.	31,800	4,572
Realogy Holdings Corp.*	96,500	3,631
Total		8,203

Road & Rail 1.60%

Ryder System, Inc.	75,300	5,575

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2015

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 2.81%

NVIDIA Corp.	291,200	$7,178
NXP Semiconductors NV (Netherlands)*(a)	29,900	2,604
Total		9,782

Specialty Retail 0.83%

GNC Holdings, Inc. Class A	71,649	2,896

Textiles, Apparel & Luxury Goods 1.54%

PVH Corp.	52,800	5,382

Trading Companies & Distributors 0.62%

Univar, Inc.*	118,400	2,149

Total Common Stocks (cost $339,399,903)		346,728

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.85%

Repurchase Agreement

Repurchase Agreement dated 9/30/2015, Zero Coupon due 10/1/2015 with Fixed Income Clearing Corp. collateralized by $2,955,000 of Federal Home Loan Mortgage Corp. at 4.75% due 11/17/2015; value: $3,025,181; proceeds: $2,963,261 (cost $2,963,261)	$2,963	2,963
Total Investments in Securities 100.38% (cost $342,363,164)		349,691

Liabilities in Excess of Cash and Other Assets (0.38)%		(1,321)

Net Assets 100.00%		$348,370

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2015

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$346,728	$—	$—	$346,728
Repurchase Agreement	—	2,963	—	2,963
Total	$346,728	$2,963	$—	$349,691

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 90.51%

ASSET-BACKED SECURITIES 16.06%

Automobiles 8.01%

Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	$36		$36,094
Ally Auto Receivables Trust 2015-2 A3	1.49%	11/15/2019	8		8,023
AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%	10/10/2017	—	(a)	774
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	21		20,909
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	100		103,062
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	100		101,560
BMW Vehicle Lease Trust 2015-1 A3	1.24%	12/20/2017	35		35,088
BMW Vehicle Owner Trust 2014-A A3	0.97%	11/26/2018	14		14,018
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	31		30,953
California Republic Auto Receivables Trust 2014-3 A3	1.09%	11/15/2018	5		5,000
California Republic Auto Receivables Trust 2014-4 A3	1.27%	1/15/2019	10		10,007
California Republic Auto Receivables Trust 2015 3 A4	2.13%	5/17/2021	15		14,999
California Republic Auto Receivables Trust 2015-1 A2	0.88%	12/15/2017	4		4,452
California Republic Auto Receivables Trust 2015-1 A3	1.33%	4/15/2019	6		5,971
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	67		66,639
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	32		31,987
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	3		3,046
Capital Auto Receivables Asset Trust 2015-2 A1A	0.99%	10/20/2017	33		32,977
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	14		14,034
Capital Auto Receivables Asset Trust 2015-3 B	2.55%	9/21/2020	11		11,121
Capital Auto Receivables Asset Trust 2015-3 C	3.14%	12/21/2020	10		10,117
Capital Auto Receivables Asset Trust 2015-3 D	3.65%	3/22/2021	9		9,108
CarMax Auto Owner Trust 2013-2 A3	0.64%	1/16/2018	14		13,970
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	11		10,708
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	40		39,979
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	9		8,995
CarMax Auto Owner Trust 2015-3 A2A	1.10%	11/15/2018	116		116,112
Chrysler Capital Auto Receivables Trust 2013-AA A3†	0.91%	4/16/2018	15		14,672
Chrysler Capital Auto Receivables Trust 2014-BA A2†	0.69%	9/15/2017	14		14,244
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	40		40,099
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	11		10,998
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	25		24,999
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	15		14,998
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	30		30,013
Flagship Credit Auto Trust 2015-2 A†	1.98%	10/15/2020	19		19,482
Ford Credit Auto Owner Trust 2012-D A3	0.51%	4/15/2017	12		11,782
Ford Credit Auto Owner Trust 2013-D A3	0.67%	4/15/2018	33		32,995

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Ford Credit Auto Owner Trust 2014-B A3	0.90%	10/15/2018	$29	$29,016
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%	12/15/2022	9	9,078
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	38	38,195
Hyundai Auto Receivables Trust 2015-A A2	0.68%	10/16/2017	25	24,917
Nissan Auto Receivables Owner Trust 2014-B A3	1.11%	5/15/2019	50	50,034
Santander Drive Auto Receivables Trust 2013-3 B	1.19%	5/15/2018	21	21,003
Santander Drive Auto Receivables Trust 2014-4 C	2.60%	11/16/2020	23	23,311
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	32	32,047
Santander Drive Auto Receivables Trust 2015-3 B	2.07%	4/15/2020	11	11,069
Santander Drive Auto Receivables Trust 2015-3 C	2.74%	1/15/2021	13	13,110
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%	11/16/2020	34	34,224
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%	4/15/2021	29	29,231
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%	4/20/2018	57	56,435
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%	9/15/2017	34	34,040
Total				1,379,695

Credit Cards 2.34%

Bank of America Credit Card Trust 2014-A3 A	0.497%#	1/15/2020	5	4,999
Capital One Multi-Asset Execution Trust 2014-A2	1.26%	1/15/2020	14	14,061
Capital One Multi-Asset Execution Trust 2015-A3	0.607%#	3/15/2023	56	55,790
Citibank Credit Card Issuance Trust 2014-A6	2.15%	7/15/2021	24	24,508
First National Master Note Trust 2015-1 A	0.974%#	9/15/2020	3	3,002
Synchrony Credit Card Master Note Trust 2011-2 A	0.687%#	5/15/2019	100	100,003
World Financial Network Credit Card Master Trust 2013-B A	0.91%	3/16/2020	200	200,115
Total				402,478

Home Equity 0.08%

Home Equity Asset Trust 2006-8 2A2	0.309%#	3/25/2037	14	14,352

Other 5.63%

CNH Equipment Trust 2015-B A4	1.89%	4/15/2022	10	10,075
Engs Commercial Finance Trust 2015-1A A2†	2.31%	10/22/2021	116	116,356
HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%	11/15/2046	100	99,613

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Nomura CRE CDO Ltd. 2007-2A A2†	0.613%#	5/21/2042	$149	$148,692
Octagon Investment Partners XIX Ltd. 2014-1A A†	1.795%#	4/15/2026	250	250,110
SLM Private Education Loan Trust 2011-B A1†	1.057%#	12/16/2024	19	18,977
SLM Private Education Loan Trust 2012-A A1†	1.607%#	8/15/2025	29	28,795
SLM Private Education Loan Trust 2013-B A1†	0.857%#	7/15/2022	50	50,080
Tryon Park CLO Ltd. 2013-1A A1†	1.395%#	7/15/2025	250	247,493
Total				970,191
Total Asset-Backed Securities (cost $2,762,890)				2,766,716

CONVERTIBLE BOND 0.04%

Energy Equipment & Services 0.04%

Chesapeake Energy Corp. (cost $6,898)	2.75%	11/15/2035	7	6,921

CORPORATE BONDS 41.12%

Aerospace/Defense 0.22%

BAE Systems plc (United Kingdom)†(b)	3.50%	10/11/2016	5	5,121
Exelis, Inc.	4.25%	10/1/2016	15	15,329
Harris Corp.	2.70%	4/27/2020	18	17,829
Total				38,279

Aluminum 0.10%

Novelis, Inc.	8.75%	12/15/2020	17	16,451

Auto Parts: Original Equipment 0.32%

BorgWarner, Inc.	5.75%	11/1/2016	8	8,362
Hertz Corp. (The)	7.50%	10/15/2018	31	31,481
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018	15	15,300
Total				55,143

Automotive 1.56%

Ford Motor Credit Co. LLC	6.625%	8/15/2017	100	108,003
General Motors Co.	3.50%	10/2/2018	32	32,338

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)

General Motors Financial Co., Inc.	2.40%	4/10/2018	$17	$16,880
General Motors Financial Co., Inc.	3.00%	9/25/2017	4	4,048
General Motors Financial Co., Inc.	3.20%	7/13/2020	20	19,752
General Motors Financial Co., Inc.	3.25%	5/15/2018	5	5,061
General Motors Financial Co., Inc.	4.75%	8/15/2017	50	51,923
Tenneco, Inc.	6.875%	12/15/2020	30	31,238
Total				269,243

Banks: Money Center 0.10%

Bank of America Corp.	5.25%	12/1/2015	2	2,013
Huntington Bancshares, Inc.	7.00%	12/15/2020	13	15,364
Total				17,377

Banks: Regional 2.36%

Associated Banc-Corp.	5.125%	3/28/2016	19	19,292
CIT Group, Inc.	3.875%	2/19/2019	4	3,988
CIT Group, Inc.	4.25%	8/15/2017	26	26,390
CIT Group, Inc.	5.00%	5/15/2017	2	2,055
CIT Group, Inc.†	5.50%	2/15/2019	6	6,240
Citigroup, Inc.	5.50%	2/15/2017	54	56,871
Fifth Third Bancorp	2.875%	7/27/2020	36	36,336
Fifth Third Bancorp	5.45%	1/15/2017	5	5,233
Goldman Sachs Group, Inc. (The)	5.625%	1/15/2017	48	50,427
Goldman Sachs Group, Inc. (The)	5.95%	1/18/2018	8	8,743
National City Corp.	6.875%	5/15/2019	43	49,610
PNC Funding Corp.	5.625%	2/1/2017	5	5,267
Popular, Inc.	7.00%	7/1/2019	12	11,445
Regions Financial Corp.	2.00%	5/15/2018	27	26,996
Royal Bank of Scotland NV (Netherlands)(b)	4.65%	6/4/2018	2	2,068
Royal Bank of Scotland plc (The) (United Kingdom)(b)	9.50%	3/16/2022	65	70,967
Santander Holdings USA, Inc.	4.625%	4/19/2016	8	8,153
Synovus Financial Corp.	7.875%	2/15/2019	15	16,706
Total				406,787

Broadcasting 0.12%

Cox Communications, Inc.†	5.875%	12/1/2016	8	8,398
Cox Communications, Inc.†	9.375%	1/15/2019	10	11,914
Total				20,312

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Brokers 0.55%

Jefferies Group LLC	5.125%	4/13/2018	$13	$13,663
Jefferies Group LLC	6.875%	4/15/2021	7	7,885
Jefferies Group LLC	8.50%	7/15/2019	61	72,354
Total				93,902

Building Materials 0.17%

Fortune Brands Home & Security, Inc.	3.00%	6/15/2020	5	5,043
Martin Marietta Materials, Inc.	1.427%#	6/30/2017	7	6,951
Martin Marietta Materials, Inc.	6.60%	4/15/2018	12	13,360
Owens Corning	9.00%	6/15/2019	3	3,570
Total				28,924

Business Services 0.36%

Expedia, Inc.	7.456%	8/15/2018	18	20,328
McGraw Hill Financial, Inc.†	3.30%	8/14/2020	13	13,242
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	11	10,615
Verisk Analytics, Inc.	4.875%	1/15/2019	17	18,098
Total				62,283

Cable Services 0.08%

Time Warner Cable, Inc.	8.25%	4/1/2019	5	5,831
Time Warner Cable, Inc.	8.75%	2/14/2019	6	7,051
Total				12,882

Chemicals 0.61%

Airgas, Inc.	3.05%	8/1/2020	8	8,132
Nufarm Australia Ltd. (Australia)†(b)	6.375%	10/15/2019	10	9,988
PetroLogistics LP/PetroLogistics Finance Corp.	6.25%	4/1/2020	20	21,150
Rockwood Specialties Group, Inc.	4.625%	10/15/2020	64	66,262
Total				105,532

Computer Hardware 0.47%

Hewlett-Packard Co.	2.75%	1/14/2019	10	10,165
Hewlett-Packard Enterprise Co.†(c)	2.85%	10/5/2018	40	39,948
Hewlett-Packard Enterprise Co.†(c)	3.60%	10/15/2020	31	30,991
Total				81,104

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Service 0.16%

Computer Sciences Corp.	6.50%	3/15/2018	$25	$27,563

Computer Software 0.81%

Aspect Software, Inc.	10.625%	5/15/2017	7	5,950
Audatex North America, Inc.†	6.00%	6/15/2021	2	2,011
Audatex North America, Inc.†	6.125%	11/1/2023	7	7,061
First Data Corp.	10.625%	6/15/2021	3	3,296
First Data Corp.	11.25%	1/15/2021	7	7,665
First Data Corp.	11.75%	8/15/2021	13	14,463
First Data Corp.	12.625%	1/15/2021	19	21,636
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	14	15,061
SRA International, Inc.	11.00%	10/1/2019	19	20,176
SunGard Data Systems, Inc.	6.625%	11/1/2019	40	41,450
Total				138,769

Consumer Products 0.10%

Avon Products, Inc.	6.35%	3/15/2020	22	17,490

Containers 0.12%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	20	20,188

Diversified 0.20%

Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	33	32,175
Ingersoll-Rand Global Holding Co., Ltd.	2.875%	1/15/2019	2	2,035
Total				34,210

Drugs 1.75%

Actavis Funding SCS (Luxembourg)(b)	2.35%	3/12/2018	10	10,046
Baxalta, Inc.†	2.875%	6/23/2020	30	30,022
Capsugel SA PIK (Luxembourg)†(b)	7.00%	5/15/2019	28	28,052
Express Scripts Holding Co.	2.65%	2/15/2017	52	52,874
Hospira, Inc.	6.05%	3/30/2017	45	48,065
McKesson Corp.	7.50%	2/15/2019	5	5,830
Mylan, Inc.	1.80%	6/24/2016	23	22,962
Mylan, Inc.	2.60%	6/24/2018	60	59,934

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs (continued)

Valeant Pharmaceuticals International, Inc.†	5.375%	3/15/2020	$16	$15,590
Valeant Pharmaceuticals International, Inc.†	6.75%	8/15/2018	25	25,484
Valeant Pharmaceuticals International, Inc.†	7.00%	10/1/2020	3	3,068
Total				301,927

Electric: Power 1.08%

Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	4	4,600
Entergy Corp.	4.70%	1/15/2017	30	30,792
Entergy Corp.	5.125%	9/15/2020	1	1,079
Exelon Generation Co. LLC	2.95%	1/15/2020	10	10,143
Metropolitan Edison Co.	7.70%	1/15/2019	11	12,815
NextEra Energy Capital Holdings, Inc.	2.056%	9/1/2017	50	50,356
Pepco Holdings, Inc.	2.70%	10/1/2015	40	40,000
PG&E Corp.	2.40%	3/1/2019	5	5,038
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(b)	3.90%	5/1/2016	31	31,409
Total				186,232

Electrical: Household 0.01%

Progress Energy, Inc.	7.05%	3/15/2019	2	2,317

Electronics 0.29%

FLIR Systems, Inc.	3.75%	9/1/2016	13	13,281
Jabil Circuit, Inc.	7.75%	7/15/2016	12	12,450
Jabil Circuit, Inc.	8.25%	3/15/2018	22	24,668
Total				50,399

Electronics: Semi-Conductors/Components 0.37%

KLA-Tencor Corp.	2.375%	11/1/2017	16	16,092
KLA-Tencor Corp.	3.375%	11/1/2019	46	47,232
Total				63,324

Energy Equipment & Services 1.07%

Cameron International Corp.	1.15%	12/15/2016	2	1,994
Cameron International Corp.	1.40%	6/15/2017	4	3,975
Cameron International Corp.	6.375%	7/15/2018	25	27,544
Chesapeake Energy Corp.	6.50%	8/15/2017	6	5,445

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy Equipment & Services (continued)

Copano Energy LLC/Copano Energy Finance Corp.	7.125%	4/1/2021	$15	$15,652
Energy Transfer Partners LP	2.50%	6/15/2018	6	5,977
Energy Transfer Partners LP	9.00%	4/15/2019	39	45,840
Energy Transfer Partners LP	9.70%	3/15/2019	22	26,267
NRG Energy, Inc.	8.25%	9/1/2020	50	51,600
Total				184,294

Engineering & Contracting Services 0.07%

New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	13	11,245

Entertainment 0.71%

CCO Holdings LLC/CCO Holdings Capital Corp.	6.50%	4/30/2021	48	48,330
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	17	17,361
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	18	17,764
Peninsula Gaming LLC/Peninsula Gaming Corp.†	8.375%	2/15/2018	10	10,388
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	23	23,963
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	4	4,200
Total				122,006

Financial Services 5.17%

Air Lease Corp.	2.625%	9/4/2018	9	8,994
Air Lease Corp.	4.50%	1/15/2016	18	18,113
Air Lease Corp.	5.625%	4/1/2017	121	126,596
Alliance Data Systems Corp.†	6.375%	4/1/2020	9	9,191
Bank of America Corp.	7.80%	9/15/2016	100	105,758
Bear Stearns Cos. LLC (The)	5.55%	1/22/2017	32	33,617
Capital One Financial Corp.	6.15%	9/1/2016	10	10,419
Countrywide Financial Corp.	6.25%	5/15/2016	65	66,855
Denali Borrower LLC/Denali Finance Corp.†	5.625%	10/15/2020	92	95,864
Discover Financial Services	6.45%	6/12/2017	36	38,813
Dun & Bradstreet Corp. (The)	3.25%	12/1/2017	5	5,080
Dun & Bradstreet Corp. (The)	4.00%	6/15/2020	27	27,603
Fidelity National Financial, Inc.	6.60%	5/15/2017	11	11,764
Interactive Data Corp.†	5.875%	4/15/2019	25	25,125
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017	3	3,030
Legacy Reserves LP/Legacy Reserves Finance Corp.	8.00%	12/1/2020	6	4,350
Lloyds Bank plc (United Kingdom)(b)	9.875%	12/16/2021	125	136,369

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Financial Services (continued)

Macquarie Group Ltd. (Australia)†(b)	6.00%	1/14/2020	$50		$56,155
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	23		23,776
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	37		39,220
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	16		16,940
Utility Contract Funding LLC†	7.944%	10/1/2016	—	(a)	439
Western Union Co. (The)	3.35%	5/22/2019	20		20,567
Western Union Co. (The)	5.93%	10/1/2016	5		5,219
Total					889,857

Financial: Miscellaneous 0.33%

Block Financial LLC	4.125%	10/1/2020	23		23,026
Navient Corp.	4.875%	6/17/2019	20		18,250
Navient Corp.	5.50%	1/15/2019	17		15,842
Total					57,118

Food 0.70%

Bumble Bee Holdco SCA PIK (Luxembourg)†(b)	9.625%	3/15/2018	10		10,150
JBS USA LLC/JBS USA Finance, Inc. †	7.25%	6/1/2021	22		22,935
Kraft Heinz Foods Co.†	1.60%	6/30/2017	21		21,041
Kraft Heinz Foods Co.†	2.00%	7/2/2018	5		5,010
Mondelez International, Inc.	0.82%#	2/1/2019	2		1,952
Southern States Cooperative, Inc.†	10.00%	8/15/2021	2		1,770
Tesco plc (United Kingdom)†(b)	5.50%	11/15/2017	2		2,124
US Foods, Inc.	8.50%	6/30/2019	54		56,025
Total					121,007

Gaming 0.36%

CCM Merger, Inc.†	9.125%	5/1/2019	14		14,859
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	8		8,040
Pinnacle Entertainment, Inc.	7.50%	4/15/2021	29		30,377
Pinnacle Entertainment, Inc.	8.75%	5/15/2020	8		8,380
Total					61,656

Health Care 0.07%

Zoetis, Inc.	1.875%	2/1/2018	12		11,970

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 1.76%

Biogen, Inc.	2.90%	9/15/2020	$12	$12,135
Boston Scientific Corp.	2.65%	10/1/2018	2	2,026
Boston Scientific Corp.	2.85%	5/15/2020	31	31,027
Boston Scientific Corp.	6.00%	1/15/2020	5	5,613
Cardinal Health, Inc.	2.40%	11/15/2019	35	35,460
Forest Laboratories LLC†	4.375%	2/1/2019	116	122,871
Immucor, Inc.	11.125%	8/15/2019	22	22,770
Kinetic Concepts, Inc./KCI USA, Inc.	12.50%	11/1/2019	23	24,466
Life Technologies Corp.	3.50%	1/15/2016	7	7,046
Life Technologies Corp.	6.00%	3/1/2020	17	19,432
Zimmer Biomet Holdings, Inc.	2.00%	4/1/2018	10	10,019
Zimmer Biomet Holdings, Inc.	2.70%	4/1/2020	10	10,047
Total				302,912

Health Care Services 1.44%

CHS/Community Health Systems, Inc.	8.00%	11/15/2019	27	28,164
Emdeon, Inc.	11.00%	12/31/2019	21	22,444
Express Scripts Holding Co.	7.25%	6/15/2019	5	5,831
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	29	29,906
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	91	94,567
Senior Housing Properties Trust	3.25%	5/1/2019	2	2,014
Senior Housing Properties Trust	4.30%	1/15/2016	20	20,042
Senior Housing Properties Trust	6.75%	4/15/2020	14	15,753
Tenet Healthcare Corp.	8.00%	8/1/2020	29	30,015
Total				248,736

Hospital Management 0.01%

Universal Health Services, Inc.†	3.75%	8/1/2019	2	2,033

Hospital Supplies 0.28%

Becton, Dickinson & Co.	6.375%	8/1/2019	42	48,052

Insurance 0.85%

CNO Financial Group, Inc.	4.50%	5/30/2020	27	27,608
Kemper Corp.	6.00%	5/15/2017	6	6,340
Liberty Mutual Group, Inc.†	6.70%	8/15/2016	2	2,095
TIAA Asset Management Finance Co. LLC†	2.95%	11/1/2019	22	22,327

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance (continued)

Torchmark Corp.	6.375%	6/15/2016	$10	$10,365
UnumProvident Finance Co. plc (United Kingdom)†(b)	6.85%	11/15/2015	35	35,204
Willis Group Holdings plc (United Kingdom)(b)	4.125%	3/15/2016	25	25,309
Willis North America, Inc.	6.20%	3/28/2017	16	16,917
Total				146,165

Investment Management Companies 0.04%

Lazard Group LLC	6.85%	6/15/2017	6	6,486

Leasing 1.11%

Aviation Capital Group Corp.†	2.875%	9/17/2018	20	20,007
Aviation Capital Group Corp.†	3.875%	9/27/2016	4	4,045
Aviation Capital Group Corp.†	4.625%	1/31/2018	17	17,446
Aviation Capital Group Corp.†	7.125%	10/15/2020	32	37,080
International Lease Finance Corp.	5.875%	4/1/2019	2	2,108
International Lease Finance Corp.	6.25%	5/15/2019	55	58,712
International Lease Finance Corp.†	7.125%	9/1/2018	27	29,765
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%	6/15/2019	2	1,992
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.875%	7/17/2018	2	2,029
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.20%	7/15/2020	18	18,223
Total				191,407

Leisure 0.12%

Carnival Corp.	3.95%	10/15/2020	15	15,744
Central Garden & Pet Co.	8.25%	3/1/2018	4	4,060
Total				19,804

Lodging 0.67%

Host Hotels & Resorts LP	6.00%	11/1/2020	55	56,843
Hyatt Hotels Corp.†	6.875%	8/15/2019	50	57,901
Total				114,744

Machinery: Industrial/Specialty 0.12%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019	5	4,750
Xylem, Inc.	3.55%	9/20/2016	15	15,317
Total				20,067

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media 0.44%

Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	$10	$10,662
Sirius XM Radio, Inc.†	5.25%	8/15/2022	5	5,206
Univision Communications, Inc.†	8.50%	5/15/2021	29	30,269
Viacom, Inc.	2.75%	12/15/2019	5	5,024
Viacom, Inc.	3.50%	4/1/2017	5	5,127
WideOpenWest Finance LLC/WideOpenWest Capital Corp.	10.25%	7/15/2019	20	20,225
Total				76,513

Merchandising 0.05%

Kemet Corp.	10.50%	5/1/2018	10	9,275

Metal Fabricating 0.05%

Edgen Murray Corp.†	8.75%	11/1/2020	8	8,510

Metals & Minerals: Miscellaneous 0.86%

Barrick International Barbados Corp. (Barbados)†(b)	5.75%	10/15/2016	2	2,098
Glencore Finance Canada Ltd. (Canada)†(b)	2.05%	10/23/2015	55	54,946
Glencore Finance Canada Ltd. (Canada)†(b)	2.70%	10/25/2017	3	2,700
Glencore Finance Canada Ltd. (Canada)†(b)	3.60%	1/15/2017	25	23,243
Glencore Finance Canada Ltd. (Canada)†(b)	5.80%	11/15/2016	4	3,801
Kinross Gold Corp. (Canada)(b)	3.625%	9/1/2016	37	36,744
New Gold, Inc. (Canada)†(b)	7.00%	4/15/2020	27	25,346
Total				148,878

Miscellaneous 0.02%

Magellan Midstream Partners LP	5.65%	10/15/2016	4	4,171

Natural Gas 0.14%

Bill Barrett Corp.	7.625%	10/1/2019	6	4,350
Kinder Morgan, Inc.	7.00%	6/15/2017	10	10,665
Kinder Morgan, Inc.	7.25%	6/1/2018	8	8,849
Total				23,864

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 1.85%

Antero Resources Corp.	6.00%	12/1/2020	$23	$21,390
Canadian Oil Sands Ltd. (Canada)†(b)	7.75%	5/15/2019	5	5,230
Chaparral Energy, Inc.	8.25%	9/1/2021	7	2,166
Chaparral Energy, Inc.	9.875%	10/1/2020	14	4,480
Concho Resources, Inc.	6.50%	1/15/2022	18	17,820
Concho Resources, Inc.	7.00%	1/15/2021	2	2,050
Continental Resources, Inc.	7.125%	4/1/2021	56	57,680
Continental Resources, Inc.	7.375%	10/1/2020	25	25,734
DCP Midstream LLC†	9.75%	3/15/2019	15	16,877
Delek & Avner Tamar Bond Ltd. (Israel)†(b)	2.803%	12/30/2016	20	20,025
Ecopetrol SA (Colombia)(b)	4.25%	9/18/2018	12	12,150
Gulf South Pipeline Co. LP†	6.30%	8/15/2017	15	15,926
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	13	12,805
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	19	15,675
Northwest Pipeline LLC	7.00%	6/15/2016	25	26,108
Plains All American Pipeline LP/PAA Finance Corp.	8.75%	5/1/2019	2	2,387
Seven Generations Energy Ltd. (Canada)†(b)	8.25%	5/15/2020	10	9,450
Valero Energy Corp.	9.375%	3/15/2019	17	20,748
Whiting Canadian Holding Co. ULC	8.125%	12/1/2019	30	29,100
Total				317,801

Oil: Crude Producers 3.14%

Anadarko Petroleum Corp.	5.95%	9/15/2016	41	42,618
Anadarko Petroleum Corp.	6.375%	9/15/2017	2	2,159
Anadarko Petroleum Corp.	8.70%	3/15/2019	1	1,180
Cimarex Energy Co.	5.875%	5/1/2022	4	4,202
Columbia Pipeline Group, Inc.†	3.30%	6/1/2020	21	21,085
Devon Energy Corp.	6.30%	1/15/2019	3	3,361
Enbridge Energy Partners LP	6.50%	4/15/2018	15	16,314
Enbridge Energy Partners LP	9.875%	3/1/2019	16	19,332
EnLink Midstream Partners LP/EnLink Midstream Finance Corp.	7.125%	6/1/2022	13	14,232
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	25	29,019
Gulfstream Natural Gas System LLC†	6.95%	6/1/2016	25	25,822
Hiland Partners LP/Hiland Partners Finance Corp.†	5.50%	5/15/2022	12	11,752
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	108	114,075
Kinder Morgan Finance Co. LLC	5.70%	1/5/2016	2	2,021
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	9	8,820
Noble Energy, Inc.	5.625%	5/1/2021	24	24,173
Noble Energy, Inc.	5.875%	6/1/2022	20	19,989

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Pioneer Natural Resources Co.	6.65%	3/15/2017	$2	$2,119
Range Resources Corp.	5.75%	6/1/2021	9	8,528
Regency Energy Partners LP/Regency Energy Finance Corp.	6.50%	7/15/2021	49	50,808
Sabine Pass LNG LP	6.50%	11/1/2020	24	23,340
Southwestern Energy Co.	3.30%	1/23/2018	3	2,949
Spectra Energy Partners LP	2.95%	6/15/2016	4	4,052
Sunoco Logistics Partners Operations LP	6.125%	5/15/2016	5	5,147
Sunoco, Inc.	5.75%	1/15/2017	2	2,076
W&T Offshore, Inc.	8.50%	6/15/2019	6	2,700
Williams Partners LP/ACMP Finance Corp.	4.875%	5/15/2023	11	10,191
Williams Partners LP/ACMP Finance Corp.	6.125%	7/15/2022	68	69,252
Total				541,316

Oil: Integrated Domestic 0.28%

Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	22	20,680
Kinder Morgan Energy Partners LP	4.10%	11/15/2015	10	10,029
Rowan Cos., Inc.	7.875%	8/1/2019	7	6,948
Transcontinental Gas Pipe Line Co. LLC	6.40%	4/15/2016	10	10,287
Total				47,944

Oil: Integrated International 0.75%

Petrobras Global Finance BV (Netherlands)(b)	1.953%#	5/20/2016	20	18,900
Petrobras Global Finance BV (Netherlands)(b)	2.694%#	3/17/2017	25	21,562
Petrobras Global Finance BV (Netherlands)(b)	3.50%	2/6/2017	10	8,925
Petroleos Mexicanos (Mexico)(b)	2.307%#	7/18/2018	25	24,837
Transocean, Inc.	6.875%	12/15/2021	10	7,484
Weatherford International Ltd.	9.625%	3/1/2019	45	48,245
Total				129,953

Paper & Forest Products 0.21%

Coveris Holding Corp.†	10.00%	6/1/2018	18	18,630
Mercer International, Inc. (Canada)(b)	7.00%	12/1/2019	18	18,270
Total				36,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 2.56%

American Tower Corp.	2.80%	6/1/2020	$50	$49,951
American Tower Corp.	7.25%	5/15/2019	32	37,016
Boston Properties LP	5.625%	11/15/2020	25	28,322
DDR Corp.	7.50%	7/15/2018	5	5,724
DDR Corp.	7.875%	9/1/2020	15	18,343
DDR Corp.	9.625%	3/15/2016	15	15,532
Digital Delta Holdings LLC†(c)	3.40%	10/1/2020	5	5,024
Digital Realty Trust LP	5.875%	2/1/2020	27	29,919
EPR Properties	7.75%	7/15/2020	59	69,967
HCP, Inc.	6.30%	9/15/2016	3	3,130
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	2	2,244
Hospitality Properties Trust	6.30%	6/15/2016	9	9,079
Hospitality Properties Trust	6.70%	1/15/2018	5	5,368
Iron Mountain, Inc.	8.375%	8/15/2021	7	7,217
Kilroy Realty LP	4.80%	7/15/2018	25	26,571
Mid-America Apartments LP	6.05%	9/1/2016	5	5,196
Reckson Operating Partnership LP	6.00%	3/31/2016	25	25,550
SL Green Realty Corp.	5.00%	8/15/2018	8	8,532
SL Green Realty Corp.	7.75%	3/15/2020	16	18,988
Ventas Realty LP	1.55%	9/26/2016	2	2,006
Vereit Operating Partnership LP	2.00%	2/6/2017	22	21,615
Vereit Operating Partnership LP	3.00%	2/6/2019	48	45,900
Total				441,194

Restaurants 0.41%

Darden Restaurants, Inc.	6.45%	10/15/2017	50	54,457
Yum! Brands, Inc.	6.25%	4/15/2016	15	15,387
Total				69,844

Retail 0.57%

Checkers Drive-In Restaurants, Inc.†	11.00%	12/1/2017	2	2,130
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	31	12,012
DBP Holding Corp.†	7.75%	10/15/2020	3	2,070
Dollar General Corp.	4.125%	7/15/2017	19	19,600
Neiman Marcus Group Ltd. LLC PIK†	8.75%	10/15/2021	14	14,490
PETCO Holdings, Inc. PIK†	8.50%	10/15/2017	20	20,200
QVC, Inc.	3.125%	4/1/2019	2	1,997
Serta Simmons Bedding LLC†	8.125%	10/1/2020	25	26,344
Total				98,843

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail: Specialty 0.19%

Petco Animal Supplies, Inc.†	9.25%	12/1/2018	$2	$2,035
Sally Holdings LLC/Sally Capital, Inc.	6.875%	11/15/2019	30	31,275
Total				33,310

Security Services 0.03%

Smith & Wesson Holding Corp.†	5.00%	7/15/2018	5	5,100

Steel 0.36%

Allegheny Technologies, Inc.	9.375%	6/1/2019	30	31,800
Vale Overseas Ltd. (Brazil)(b)	6.25%	1/23/2017	30	30,555
Total				62,355

Telecommunications 1.61%

AT&T, Inc.	2.45%	6/30/2020	39	38,442
AT&T, Inc.	2.95%	5/15/2016	7	7,085
AT&T, Inc.	5.50%	2/1/2018	20	21,683
AT&T, Inc.	5.80%	2/15/2019	2	2,226
Block Communications, Inc.†	7.25%	2/1/2020	12	11,940
Frontier Communications Corp.	8.50%	4/15/2020	35	34,125
Frontier Communications Corp.†	8.875%	9/15/2020	30	29,475
GTE Corp.	6.84%	4/15/2018	40	45,164
Intelsat Jackson Holdings SA (Luxembourg)(b)	7.25%	4/1/2019	22	20,707
T-Mobile USA, Inc.	6.464%	4/28/2019	46	46,920
T-Mobile USA, Inc.	6.625%	11/15/2020	19	19,356
Total				277,123

Telephone-Long Distance 0.13%

America Movil SAB de CV (Mexico)(b)	5.625%	11/15/2017	20	21,650

Tobacco 0.52%

Reynolds American, Inc.†	3.50%	8/4/2016	2	2,032
Reynolds American, Inc.	6.75%	6/15/2017	1	1,083
Reynolds American, Inc.†	6.875%	5/1/2020	43	50,408
Reynolds American, Inc.	7.75%	6/1/2018	32	36,558
Total				90,081

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous 0.04%

Ryder System, Inc.	5.85%	11/1/2016	$3	$3,145
Southern Railway Co.	9.75%	6/15/2020	3	3,895
Total				7,040

Truckers 0.05%

Con-way, Inc.	7.25%	1/15/2018	8	8,285

Utilities: Electrical 0.07%

Jersey Central Power & Light Co.	7.35%	2/1/2019	10	11,391
Total Corporate Bonds (cost $7,199,622)				7,081,538

FLOATING RATE LOANS(d) 3.13%

Aerospace/Defense 0.18%

Delos Finance S.A.R.L. Term Loan (Luxembourg)(b)	3.50%	3/6/2021	22	21,978
DigitalGlobe, Inc. Term Loan	3.75%	1/31/2020	10	9,877
Total				31,855

Chemicals 0.11%

Celanese US Holdings LLC Dollar Term Loan C3	2.449%	10/31/2018	19	18,931

Consumer Products 0.17%

Harris Corp. New Term Loan	1.70%	3/16/2020	19	19,000
Harris Corp. Term Loan	1.70%	3/16/2018	10	9,500
Total				28,500

Containers 0.09%

Owens Illinois, Inc. Term Loan B	3.50%	9/1/2022	15	15,035

Energy Equipment & Services 0.01%

Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	3	1,362

Financial Services 0.25%

Hudson Pacific Properties, L.P. 5 Year Term Loan	1.497%	4/1/2020	6	6,000
Synchrony Financial Term Loan	2.104%	7/30/2019	38	37,503
Total				43,503

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food 0.12%

Aramark Corp. Term Loan E	3.25%	9/7/2019	$21	$21,024

Gaming 0.46%

Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	60	60,024
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	20	19,695
Total				79,719

Health Care 0.45%

Amgen, Inc. Term Loan	1.327%	9/18/2018	12	11,516
Fresenius Medical Care AG & Co. KGaA Tranche A Term Loan	1.672%	10/30/2017	4	4,411
Fresenius US Finance I, Inc. Tranche B Term Loan (Germany)(b)	2.326%	8/7/2019	33	32,574
Mallinckrodt International Finance SA Incremental Term Loan B1 (Luxembourg)(b)	3.50%	3/19/2021	21	20,628
Mallinckrodt International Finance SA Initial Term Loan B (Luxembourg)(b)	3.25%	3/19/2021	6	5,813
PharMedium Healthcare Corp. 2nd Lien Initial Term Loan	7.75%	1/28/2022	2	1,980
Total				76,922

Media 0.59%

AMC Networks, Inc. Term Loan A	1.704%	6/30/2017	58	57,879
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020	24	23,574
CSC Holdings LLC Term Loan B	2.694%	4/17/2020	21	20,944
Total				102,397

Other 0.08%

Dell International LLC Term Loan B2	4.00%	4/29/2020	14	13,911

Retail 0.07%

Staples, Inc. Initial Term Loan	— (e)	4/23/2021	12	11,956

Services 0.23%

Hertz Corp. (The) Letter of Credit Term Loan	1.00%	3/11/2018	5	4,925
Kasima LLC Term Loan	3.25%	5/17/2021	29	29,273
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021	5	5,012
Total				39,210

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Technology 0.08%

Avago Technologies Cayman Ltd. Term Loan	3.75%	5/6/2021	$8		$8,194
Sensata Technologies B.V. 6th Amendment Term Loan (Netherlands)(b)	3.00%	10/14/2021	5		4,952
Total					13,146

Telecommunications 0.18%

Activision Blizzard, Inc. Term Loan	3.25%	10/12/2020	21		21,209
AT&T, Inc. Tranche A Term Loan	1.329%	3/28/2018	10		10,000
Total					31,209

Utilities 0.06%

Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/21/2020	5		4,800
Panda Sherman Power LLC Advance Construction Term Loan	9.00%	9/14/2018	—	(a)	908
Texas Competitive Electric Holdings Co. LLC DIP 2014 Delayed Draw Term Loan	3.75%	5/5/2016	4		4,003
Total					9,711
Total Floating Rate Loans (cost $541,708)					538,391

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.68%

Dominican Republic 0.03%

Dominican Republic†	9.04%	1/23/2018	5		5,779

Mexico 0.13%

United Mexican States	5.95%	3/19/2019	20		22,455

Peru 0.10%

Republic of Peru	7.125%	3/30/2019	15		17,363

Philippines 0.11%

Republic of Philippines	9.875%	1/15/2019	15		18,862

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Poland 0.31%

Republic of Poland	5.00%		10/19/2015	$30	$30,065
Republic of Poland	6.375%		7/15/2019	20	23,203
Total					53,268
Total Foreign Government Obligations (cost $117,270)					117,727

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.93%
Federal Home Loan Mortgage Corp. 2011-K704 B†	4.69	%#	10/25/2030	20	21,150
Federal Home Loan Mortgage Corp. 2012-K707 B†	4.019	%#	1/25/2047	42	43,493
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.079	%#	10/25/2047	10	10,194
Government National Mortgage Assoc. 2014-109 A	2.325%		1/16/2046	18	18,484
Government National Mortgage Assoc. 2014-112 A	3.00%		1/16/2048	9	9,809
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	23	23,406
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	48	49,100
Government National Mortgage Assoc. 2014-64 IO	1.308	%#	12/16/2054	487	42,653
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	2	1,519
Government National Mortgage Assoc. 2014-78 IO	0.802	%#	3/16/2056	84	5,775
Government National Mortgage Assoc. 2015-47 AE	2.90	%#	11/16/2055	15	15,245
Government National Mortgage Assoc. 2015-48 AS	2.90	%#	2/16/2049	35	35,257
Government National Mortgage Assoc. 2015-73 AC	2.90	%#	2/16/2053	55	56,235
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $330,084)					332,320

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.61%
Federal Home Loan Mortgage Corp.	2.419	%#	6/1/2041	24	25,616
Federal Home Loan Mortgage Corp.	3.087	%#	10/1/2044	104	107,435
Federal Home Loan Mortgage Corp.	3.089	%#	10/1/2043	28	29,036
Federal Home Loan Mortgage Corp.	3.224	%#	12/1/2040	62	65,548
Federal Home Loan Mortgage Corp.	3.411	%#	6/1/2042	19	20,797
Federal National Mortgage Assoc.	2.417	%#	10/1/2036	75	79,834
Federal National Mortgage Assoc.	2.805	%#	11/1/2044	29	30,413
Federal National Mortgage Assoc.	2.894	%#	6/1/2042	37	38,621
Federal National Mortgage Assoc.	3.152	%#	3/1/2042	36	37,955
Federal National Mortgage Assoc.	3.367	%#	12/1/2040	5	4,860
Federal National Mortgage Assoc.	3.42	%#	12/1/2040	8	8,728

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	3.455%#	10/1/2040	$3	$3,038
Federal National Mortgage Assoc.	3.699%#	1/1/2042	77	80,693
Federal National Mortgage Assoc.	3.97%#	4/1/2040	83	88,808
Total Government Sponsored Enterprises Pass-Throughs (cost $621,115)				621,382

MUNICIPAL BONDS 0.15%

Miscellaneous 0.09%

Illinois	5.163%	2/1/2018	15	15,724

Transportation 0.06%

New Jersey Transp Tr Fnd Auth	1.087%	12/15/2016	10	9,967
Total Municipal Bonds (cost $25,638)				25,691

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 23.79%

A10 Bridge Asset Financing LLC 2015-AA A†	2.257%#	5/15/2030	25	25,000
Americold LLC Trust 2010-ARTA A1†	3.847%	1/14/2029	59	62,155
BAMLL-DB Trust 2012-OSI A1†	2.343%	4/13/2029	82	82,727
Banc of America Commercial Mortgage Trust 2006-6 AM	5.39%	10/10/2045	25	25,912
Banc of America Commercial Mortgage, Inc. 2006-1 A4	5.372%	9/10/2045	9	8,765
Banc of America Commercial Mortgage, Inc. 2006-5 A4	5.414%	9/10/2047	6	6,053
Banc of America Re-REMIC Trust 2010-RC30 A5B†	5.334%	12/16/2043	100	103,249
BB-UBS Trust 2012-TFT A†	2.892%	6/5/2030	100	100,177
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E†	5.406%	11/11/2041	15	16,383
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F†	5.697%#	11/11/2041	25	27,367
Bear Stearns Commercial Mortgage Securities Trust 2005 T20 AJ	5.173%#	10/12/2042	35	34,977
Bear Stearns Commercial Mortgage Securities Trust 2007-PW17 AAB	5.703%	6/11/2050	7	6,942

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Citigroup Commercial Mortgage Trust 2007-C6 AM	5.711	%#	12/10/2049	$25		$26,244
Citigroup Commercial Mortgage Trust 2013-GC15 A2	3.161%		9/10/2046	100		104,342
Citigroup Commercial Mortgage Trust 2013-SMP D†	2.911	%#	1/12/2030	100		101,004
Citigroup Commercial Mortgage Trust 2014-GC19 A1	1.199%		3/10/2047	29		28,235
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.481	%#	6/10/2048	999		33,574
Citigroup Commercial Mortgage Trust 2015-SHP2 XCP IO†	0.114	%#	7/15/2027	46,545		94,575
COBALT CMBS Commercial Mortgage Trust 2007-C3 AM	5.959	%#	5/15/2046	100		106,330
Commercial Mortgage Loan Trust 2008-LS1 ASM	6.028	%#	12/10/2049	50		53,204
Commercial Mortgage Pass-Through Certificates 2004-LB2A G†	5.54%		3/10/2039	35		38,824
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	7		7,135
Commercial Mortgage Pass-Through Certificates 2013-CR11 A2	3.047%		10/10/2046	10		10,369
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	10		10,116
Commercial Mortgage Pass-Through Certificates 2014-KYO A†	1.104	%#	6/11/2027	100		99,303
Commercial Mortgage Pass-Through Certificates 2014-SAVA A†	1.357	%#	6/15/2034	81		81,042
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XB1 IO†	0.098	%#	9/10/2047	2,000		25,695
Commercial Mortgage Pass-Through Certificates 2015-PC1 XA IO†	0.799	%#	7/10/2050	100		5,001
Credit Suisse Commercial Mortgage Trust Series 2007-C5 A3	5.694%		9/15/2040	4		4,330
Credit Suisse Mortgage Capital Certificates 2007-C2 A2	5.448%		1/15/2049	—	(a)	536
Credit Suisse Mortgage Capital Certificates 2014-TIKI C†	2.007	%#	9/15/2038	100		99,016
DBUBS Mortgage Trust 2011-LC2A D†	5.458	%#	7/10/2044	100		107,197
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	25		25,227
Extended Stay America Trust 2013-ESH7 C7†	3.902%		12/5/2031	200		201,828

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GAHR Commericial Mortgage Trust 2015-NRF EFX†	3.495%#	12/15/2019	$20		$18,935
Granite Master Issuer plc 2005-2 A6 (United Kingdom)(b)	0.476%#	12/20/2054	9		9,370
Granite Master Issuer plc 2006-3 A7 (United Kingdom)(b)	0.416%#	12/20/2054	11		11,003
Granite Master Issuer plc 2007-1 3A1 (United Kingdom)(b)	0.416%#	12/20/2054	11		11,003
GS Mortgage Securities Corp. II 2013-GC10 A3	2.613%	2/10/2046	100		102,571
GS Mortgage Securities Trust 2012-GC6 XA IO†	2.068%#	1/10/2045	343		32,425
GS Mortgage Securities Trust 2013-GC14 A1	1.217%	8/10/2046	53		53,120
H/2 Asset Funding 2015-1A-AFL	1.837%	6/24/2049	25		24,226
H/2 Asset Funding 2015-1A-AFX	3.353%	6/24/2049	25		24,717
H/2 Asset Funding 2015-1A-BFX	3.993%	6/24/2049	25		24,694
Irvine Core Office Trust 2013-IRV A1†	2.068%	5/15/2048	40		39,795
JPMorgan Chase Commercial Mortgage Securities Trust 2004-LN2 A2	5.115%	7/15/2041	6		5,512
JPMorgan Chase Commercial Mortgage Securities Trust 2005-CB13 A4	5.258%#	1/12/2043	7		7,228
JPMorgan Chase Commercial Mortgage Securities Trust 2006-CB15 ASB	5.79%	6/12/2043	—	(a)	671
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19 AM	5.695%#	2/12/2049	85		89,541
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST C†	7.445%#	12/5/2027	25		29,486
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%	4/15/2047	10		10,416
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 A1	1.539%	11/15/2047	9		8,904
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA IO	1.327%#	1/15/2048	996		68,024
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.871%#	7/15/2048	999		45,558
LB-UBS Commercial Mortgage Trust 2006-C1 A4	5.156%	2/15/2031	4		4,505
LB-UBS Commercial Mortgage Trust 2006-C4 AM	6.049%#	6/15/2038	30		30,855
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%	11/15/2038	50		51,669
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%	2/15/2040	25		26,062
LMREC, Inc. 2015-CRE1 A†	1.946%#	2/22/2032	100		100,393

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

ML-CFC Commercial Mortgage Trust 2007-9 ASB	5.644%	9/12/2049	$3	$3,247
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%	10/15/2046	10	10,384
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A1	0.777%	12/15/2048	54	53,822
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.908%#	7/15/2050	499	23,883
Morgan Stanley Capital I 2006-T21 A4	5.162%	10/12/2052	21	21,354
Morgan Stanley Capital I Trust 2007-HQ12 AM	5.723%#	4/12/2049	175	183,595
Morgan Stanley Capital I Trust 2011-C2 A4†	4.661%	6/15/2044	10	11,128
Morgan Stanley Re-REMIC Trust 2010-GG10 A4B†	5.795%#	8/15/2045	75	79,039
Prima Capital CRE Securization 2006-1	2.55%	8/26/2049	100	99,172
TimberStar Trust I 2006-1A A†	5.668%	10/15/2036	190	197,143
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.092%#	3/10/2046	966	57,706
Wachovia Bank Commercial Mortgage Trust 2004-C11 A5	5.215%#	1/15/2041	2	1,529
Wachovia Bank Commercial Mortgage Trust 2005-C22 AM	5.52%#	12/15/2044	250	250,069
Wachovia Bank Commercial Mortgage Trust 2006-C23 A4	5.418%	1/15/2045	8	8,205
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	10	10,285
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.339%	11/15/2048	25	25,931
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%	12/15/2043	150	156,052
Wachovia Bank Commercial Mortgage Trust 2007-C31 A2	5.421%	4/15/2047	3	2,708
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%	4/15/2047	50	52,601
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.799%#	11/15/2043	5	5,489
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.10%#	6/15/2048	2,000	8,210
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.988%#	12/15/2047	999	56,720
Wells Fargo Resecuritization Trust 2012-IO A†	1.75%	8/20/2021	36	36,240

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%	6/15/2044	$100	$107,217
WF-RBS Commercial Mortgage Trust 2012-C8 XA IO†	2.336%#	8/15/2045	477	42,531
Total Non-Agency Commercial Mortgage-Backed Securities (cost $4,115,889)				4,097,777
Total Long-Term Investments (cost $15,721,114)				15,588,463

SHORT-TERM INVESTMENTS 10.27%

CONVERTIBLE BOND 0.16%

Investment Management Companies 0.16%

Prospect Capital Corp. (cost $28,249)	6.25%	12/15/2015	28	28,315

CORPORATE BONDS 3.99%

Automotive 0.01%

Hyundai Capital America†	1.625%	10/2/2015	2	2,000

Banks: Money Center 0.48%

Bank of America Corp.	5.75%	8/15/2016	55	56,985
Zions Bancorporation	5.50%	11/16/2015	25	25,104
Total				82,089

Banks: Regional 0.73%

Fifth Third Bancorp	3.625%	1/25/2016	25	25,222
Morgan Stanley	0.769%#	10/15/2015	100	100,008
Total				125,230

Beverages 0.03%

Beam Suntory, Inc.	5.375%	1/15/2016	5	5,061

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Brokers 0.14%

Jefferies Group LLC	3.875%	11/9/2015	$10	$10,026
Jefferies Group LLC	5.50%	3/15/2016	10	10,176
Raymond James Financial, Inc.	4.25%	4/15/2016	4	4,066
Total				24,268

Chemicals 0.19%

Incitec Pivot Ltd. (Australia)†(b)	4.00%	12/7/2015	33	33,153

Computer Technology 0.01%

EQT Corp.	5.00%	10/1/2015	2	2,000

Diversified Materials & Processing 0.03%

Kilroy Realty LP	5.00%	11/3/2015	5	5,015

Electric: Power 0.05%

Ohio Power Co.	6.00%	6/1/2016	5	5,172
Sempra Energy	6.50%	6/1/2016	2	2,071
TECO Finance, Inc.	4.00%	3/15/2016	2	2,028
Total				9,271

Electrical Equipment 0.01%

Xerox Corp.	6.40%	3/15/2016	2	2,051

Entertainment 0.01%

Viacom, Inc.	6.25%	4/30/2016	2	2,058

Financial Services 0.36%

Ameriprise Financial, Inc.	5.65%	11/15/2015	5	5,027
CNH Industrial Capital LLC	3.875%	11/1/2015	50	50,000
Dun & Bradstreet Corp. (The)	2.875%	11/15/2015	7	7,007
Total				62,034

Financial: Miscellaneous 0.07%

Bunge Ltd. Finance Corp.	4.10%	3/15/2016	13	13,165

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food 0.09%

ConAgra Foods, Inc.	1.30%	1/25/2016	$15	$15,013

Insurance 0.02%

Symetra Financial Corp.†	6.125%	4/1/2016	3	3,066

Leasing 0.05%

International Lease Finance Corp.†	6.75%	9/1/2016	4	4,145
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%	3/15/2016	4	4,025
Total				8,170

Manufacturing 0.01%

Pentair Finance SA (Luxembourg)(b)	1.35%	12/1/2015	2	2,001

Media 0.01%

Sky Group Finance plc (United Kingdom)†(b)	5.625%	10/15/2015	2	2,003

Metal Fabricating 0.06%

Glencore Canada Corp. (Canada)(b)	6.00%	10/15/2015	10	10,000

Metals & Minerals: Miscellaneous 0.38%

Teck Resources Ltd. (Canada)(b)	5.375%	10/1/2015	66	66,000

Milling: Fruits/Grain 0.09%

Ingredion, Inc.	3.20%	11/1/2015	15	15,024

Office Furniture & Business Equipment 0.15%

Pitney Bowes, Inc.	4.75%	1/15/2016	15	15,162
Xerox Corp.	7.20%	4/1/2016	10	10,294
Total				25,456

Oil 0.06%

Noble Holding International Ltd.	3.05%	3/1/2016	10	10,001

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 0.38%

Canadian Natural Resources Ltd. (Canada)(b)	6.00%	8/15/2016	$2	$2,082
DCP Midstream LLC†	5.375%	10/15/2015	25	25,026
DCP Midstream Operating LP	3.25%	10/1/2015	25	25,000
Devon Energy Corp.	0.787%#	12/15/2015	3	2,997
Pioneer Natural Resources Co.	5.875%	7/15/2016	8	8,276
TransCanada PipeLines Ltd. (Canada)(b)	7.69%	6/30/2016	2	2,092
Total				65,473

Oil: Integrated Domestic 0.07%

Marathon Oil Corp.	0.90%	11/1/2015	10	9,998
ONEOK Partners LP	3.25%	2/1/2016	2	2,009
Total				12,007

Paper & Forest Products 0.05%

International Paper Co.	5.25%	4/1/2016	4	4,071
Plum Creek Timberlands LP	5.875%	11/15/2015	4	4,022
Total				8,093

Real Estate Investment Trusts 0.13%

BioMed Realty LP	3.85%	4/15/2016	4	4,041
First Industrial LP	5.75%	1/15/2016	15	15,181
Welltower, Inc.	6.20%	6/1/2016	3	3,094
Total				22,316

Telecommunications 0.03%

Embarq Corp.	7.082%	6/1/2016	5	5,148

Tobacco 0.14%

Reynolds American, Inc.	1.05%	10/30/2015	25	25,000

Utilities: Electrical 0.15%

Jersey Central Power & Light Co.	5.625%	5/1/2016	25	25,551
Total Corporate Bonds (cost $687,996)				687,717

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOAN(d) 0.04%

Air Transportation

Delta Air Lines, Inc. 2014 Term Loan B2 (cost $6,964)	2.466%	4/18/2016	$7	$6,963

U.S. TREASURY OBLIGATION 3.05%

U.S. Treasury Note (cost $524,588)	2.125%	12/31/2015	522	524,732

REPURCHASE AGREEMENT 3.03%

Repurchase Agreement dated 9/30/2015, Zero Coupon due 10/1/2015 with Fixed Income Clearing Corp. collateralized by $535,000 of U.S.Treasury Note at 1.375% due 5/31/2020; value: $537,675; proceeds: $522,496 (cost $522,496)			522	522,496
Total Short-Term Investments (cost $1,770,293)				1,770,223

Total Investments in Securities 100.78% (cost $17,491,407)				17,358,686

Liabilities in Excess of Foreign Cash and Other Assets(f) (0.78%)				(134,927)

Net Assets 100.00%				$17,223,759

IO	Interest Only.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2015.
(a)	Amount is less than $1,000.
(b)	Foreign security traded in U.S. dollars.
(c)	Securities purchased on a when-issued basis (See Note 2(i)).
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2015.
(e)	Interest rate to be determined.
(f)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation/depreciation on futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2015

Open Futures Contracts at September 30, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2015	19	Long	$4,161,594	$5,263

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2015	7	Short	$(843,609)	$(2,692)

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$2,766,716	$—	$2,766,716
Convertible Bonds	—	35,236	—	35,236
Corporate Bonds	—	7,769,255	—	7,769,255
Floating Rate Loans(4)
Aerospace/Defense	—	31,855	—	31,855
Air Transportation	—	6,963	—	6,963
Chemicals	—	18,931	—	18,931
Consumer Products	—	—	28,500	28,500
Containers	—	15,035	—	15,035
Energy Equipment & Services	—	1,362	—	1,362
Financial Services	—	37,503	6,000	43,503
Food	—	21,024	—	21,024
Gaming	—	79,719	—	79,719
Health Care	—	76,922	—	76,922
Media	—	102,397	—	102,397
Other	—	13,911	—	13,911
Retail	—	11,956	—	11,956
Services	—	34,285	4,925	39,210
Technology	—	13,146	—	13,146
Telecommunications	—	21,209	10,000	31,209
Utilities	—	4,003	5,708	9,711
Foreign Government Obligations	—	117,727	—	117,727
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	332,320	—	332,320
Government Sponsored Enterprises Pass-Throughs	—	621,382	—	621,382
Municipal Bonds	—	25,691	—	25,691
Non-Agency Commercial Mortgage-Backed Securities	—	4,097,777	—	4,097,777
U.S. Treasury Obligation	—	524,732	—	524,732
Repurchase Agreement	—	522,496	—	522,496
Total	$—	$17,303,553	$55,133	$17,358,686
Other Financial Instruments
Futures Contracts
Assets	$5,263	$—	$—	$5,263
Liabilities	(2,692)	—	—	(2,692)
Total	$2,571	$—	$—	$2,571

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2015

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2015.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans
Balance as of January 1, 2015	$27,861
Accrued discounts/premiums	(30)
Realized gain (loss)	(518)
Change in unrealized appreciation/depreciation	32
Purchases	55,225
Sales	(24,090)
Net transfers in or out of Level 3	(3,347)
Balance as of September 30, 2015	$55,133

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 105.87%

ASSET-BACKED SECURITIES 22.66%

Automobiles 12.66%

Ally Auto Receivables Trust 2013-1 A3	0.63%	5/15/2017	$133	$132,699
Ally Auto Receivables Trust 2014-1 A2	0.48%	2/15/2017	352	351,985
AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%	10/10/2017	200	199,872
AmeriCredit Automobile Receivables Trust 2013-2 A3	0.65%	12/8/2017	293	292,852
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	605	604,677
AmeriCredit Automobile Receivables Trust 2014-1 A3	0.90%	2/8/2019	606	605,399
AmeriCredit Automobile Receivables Trust 2014-1 C	2.15%	3/9/2020	402	404,522
AmeriCredit Automobile Receivables Trust 2014-4 D	3.07%	11/9/2020	829	839,238
Avis Budget Rental Car Funding AESOP LLC 2010-5A A†	3.15%	3/20/2017	3,155	3,173,624
Avis Budget Rental Car Funding AESOP LLC 2011-3A A†	3.41%	11/20/2017	301	307,834
Avis Budget Rental Car Funding AESOP LLC 2011-5A A†	3.27%	2/20/2018	402	411,293
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	908	925,615
Avis Budget Rental Car Funding AESOP LLC 2012-3A A†	2.10%	3/20/2019	525	529,163
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	592	601,237
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	216	217,304
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	596	603,448
BMW Vehicle Lease Trust 2015-1 A3	1.24%	12/20/2017	1,005	1,007,531
California Republic Auto Receivables Trust 2014-2 A2	0.54%	3/15/2017	34	34,454
California Republic Auto Receivables Trust 2014-4 A2	0.77%	9/15/2017	500	499,548
California Republic Auto Receivables Trust 2015 3 A4	2.13%	5/17/2021	1,155	1,154,944
California Republic Auto Receivables Trust 2015-1 A2	0.88%	12/15/2017	770	770,269
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	1,316	1,308,902
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	908	907,637
Capital Auto Receivables Asset Trust 2013-4 A3	1.09%	3/20/2018	951	950,475
Capital Auto Receivables Asset Trust 2014-3 B†	2.35%	7/22/2019	938	950,493
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	1,202	1,220,282
Capital Auto Receivables Asset Trust 2015-1 A3	1.61%	6/20/2019	680	682,279
Capital Auto Receivables Asset Trust 2015-2 A1A	0.99%	10/20/2017	1,156	1,155,201
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	485	486,162
CarFinance Capital Auto Trust 2014-1A A†	1.46%	12/17/2018	48	48,053
CarMax Auto Owner Trust 2012-2 A3	0.84%	3/15/2017	30	30,058
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	1,410	1,410,572
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	320	319,810
CarMax Auto Owner Trust 2015-2 A4	1.80%	3/15/2021	620	625,034
Chrysler Capital Auto Receivables Trust 2013-BA A3†	0.85%	5/15/2018	749	749,203
Chrysler Capital Auto Receivables Trust 2014-AA A3†	0.83%	9/17/2018	1,906	1,906,520
Chrysler Capital Auto Receivables Trust 2014-BA A2†	0.69%	9/15/2017	472	472,101
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	860	862,138

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	$377	$376,942
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	585	584,970
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	295	294,954
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	253	253,109
First Investors Auto Owner Trust 2015-2A A1†	1.59%	12/16/2019	1,186	1,188,172
Ford Credit Auto Owner Trust 2012-D A3	0.51%	4/15/2017	21	21,207
Ford Credit Auto Owner Trust 2013-D A3	0.67%	4/15/2018	686	685,554
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	360	360,887
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%	12/15/2022	299	301,598
Honda Auto Receivables Owner Trust 2013-1 A3	0.48%	11/21/2016	140	140,289
Honda Auto Receivables Owner Trust 2013-2 A3	0.53%	2/16/2017	133	132,860
Honda Auto Receivables Owner Trust 2013-3 A3	0.77%	5/15/2017	728	728,254
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	449	449,175
Hyundai Auto Lease Securitization Trust 2014-B A2†	0.61%	2/15/2017	427	427,397
Hyundai Auto Receivables Trust 2013-A A3	0.56%	7/17/2017	497	496,612
Hyundai Auto Receivables Trust 2015-A A2	0.68%	10/16/2017	673	672,761
M&T Bank Auto Receivables Trust 2013-1A A3†	1.06%	11/15/2017	814	814,910
Mercedes-Benz Auto Lease Trust 2013-B A3	0.62%	7/15/2016	329	328,815
Nissan Auto Receivables Owner Trust 2013-A A3	0.50%	5/15/2017	179	179,108
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%	11/20/2017	1,658	1,660,650
Santander Drive Auto Receivables Trust 2013-4 A3	1.11%	12/15/2017	113	112,694
Santander Drive Auto Receivables Trust 2014-2 C	2.33%	11/15/2019	375	378,351
Santander Drive Auto Receivables Trust 2014-3 C	2.13%	8/17/2020	433	436,522
Santander Drive Auto Receivables Trust 2014-4 C	2.60%	11/16/2020	638	646,613
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	1,835	1,837,709
SunTrust Auto Receivables Trust 2015-1A A2†	0.99%	6/15/2018	1,806	1,806,744
SunTrust Auto Receivables Trust 2015-1A D†	3.24%	1/16/2023	727	735,611
TCF Auto Receivables Owner Trust 2015-1A A3†	1.49%	12/16/2019	1,273	1,275,385
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%	11/16/2020	1,872	1,884,308
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%	4/15/2021	791	797,300
Volkswagen Auto Loan Enhanced Trust 2012-2 A3	0.46%	1/20/2017	17	17,355
World Omni Automobile Lease Securitization Trust 2013-A A3	1.10%	12/15/2016	906	906,459
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%	9/15/2017	58	58,068
Total				48,743,771

Credit Cards 2.71%

American Express Credit Account Master Trust 2012-5 A	0.59%	5/15/2018	220	220,002
Bank of America Credit Card Trust 2014-A3 A	0.497%#	1/15/2020	905	904,863
Barclays Dryrock Issuance Trust 2014-5 A	1.48%	9/15/2020	1,074	1,079,359
Capital One Multi-Asset Execution Trust 2014-A2	1.26%	1/15/2020	421	422,838
Chase Issuance Trust 2014-A6	1.26%	7/15/2019	800	803,294
Chase Issuance Trust 2015-A4	1.84%	4/15/2022	857	857,333

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

Citibank Credit Card Issuance Trust 2006-A3	5.30%		3/15/2018	$685	$699,231
Citibank Credit Card Issuance Trust 2013-A6	1.32%		9/7/2018	1,210	1,216,162
Synchrony Credit Card Master Note Trust 2011-2 A	0.687	%#	5/15/2019	1,505	1,505,047
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%		8/17/2020	925	925,864
Synchrony Credit Card Master Note Trust 2015-3 A	1.74%		9/15/2021	1,129	1,131,032
World Financial Network Credit Card Master Trust 2013-B A	0.91%		3/16/2020	216	216,124
World Financial Network Credit Card Master Trust 2014-A	0.587	%#	12/15/2019	450	450,039
Total					10,431,188

Home Equity 0.12%

Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1 A3	0.399	%#	1/25/2036	154	148,374
Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	0.359	%#	5/25/2036	39	37,232
Home Equity Asset Trust 2006-7 2A2	0.309	%#	1/25/2037	32	31,678
Home Equity Asset Trust 2006-8 2A2	0.309	%#	3/25/2037	147	145,622
New Century Home Equity Loan Trust 2005-A A6	4.954%		8/25/2035	88	86,471
Option One Mortgage Loan Trust 2005-1 A4	0.999	%#	2/25/2035	18	17,307
Total					466,684

Other 7.17%

Apollo Credit Funding IV Ltd. 4A A1†	1.726	%#	4/15/2027	1,000	994,205
BlueMountain CLO Ltd. 2014-3A A1†	1.755	%#	10/15/2026	500	499,411
Carlyle Global Market Strategies 2015-2A A1†	1.744	%#	4/27/2027	850	848,798
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	1.425	%#	4/18/2025	400	396,544
Cent CLO Ltd. 2013-19A A1A†	1.624	%#	10/29/2025	850	839,715
CIFC Funding II Ltd. 2014-2A A1L†	1.762	%#	5/24/2026	250	248,080
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	373	375,809
CNH Equipment Trust 2015-C A3	1.66%		11/16/2020	736	740,869
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	927	929,847
Fortress Credit BSL II Ltd. 2013-2A A1F†	1.775	%#	10/19/2025	200	197,048
Fortress Credit BSL Ltd. 2013-1A A†	1.455	%#	1/19/2025	900	885,827
Galaxy XVIII CLO Ltd. 2014-18A A†	1.745	%#	10/15/2026	425	421,474
Gleneagles CLO Ltd. 2005-1A B†	0.85	%#	11/1/2017	450	448,592
GMF Floorplan Owner Revolving Trust 2015-1 B†	1.97%		5/15/2020	394	395,833
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	100	99,512
HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%		11/15/2046	250	249,031
HLSS Servicer Advance Receivables Backed Notes 2013-T7 BT7†	2.229%		11/15/2046	325	324,867

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

HLSS Servicer Advance Receivables Backed Notes 2013-T7 CT7†	2.526%		11/15/2046	$500	$500,070
HLSS Servicer Advance Receivables Trust 2012-T2 A2†	1.99%		10/15/2045	930	930,104
HLSS Servicer Advance Receivables Trust 2013-T1 A2†	1.495%		1/16/2046	365	364,664
HLSS Servicer Advance Receivables Trust 2013-T1 B2†	1.744%		1/16/2046	150	149,862
Jackson Mill CLO Ltd. 2015-1A A†	1.763	%#	4/15/2027	1,100	1,096,533
Jasper CLO Ltd. 2005-1A A†	0.579	%#	8/1/2017	93	92,888
JFIN Revolver CLO Ltd. 2015-4A A†	1.424	%#	4/22/2020	1,200	1,193,152
John Deere Owner Trust 2014-A A3	0.92%		4/16/2018	455	454,996
Leaf Receivables Funding 10 LLC 2015-1 A4†	2.03%		8/17/2020	535	537,564
Marathon CLO IV Ltd. 2012-4A A1†	1.666	%#	5/20/2023	846	846,236
Meritage Mortgage Loan Trust 2004-2 M3	1.174	%#	1/25/2035	436	414,008
NextGear Floorplan Master Owner Trust 2015-1A A†	1.80%		7/15/2019	797	801,332
Oaktree CLO Ltd. 2014-2A A1A†	1.805	%#	10/20/2026	1,000	993,924
Octagon Investment Partners XIX Ltd. 2014-1A A†	1.795	%#	4/15/2026	500	500,220
OHA Loan Funding Ltd. 2015-1A A†	1.773	%#	2/15/2027	1,000	995,604
OZLM Funding Ltd. 2012-1A A2R†	2.639	%#	7/22/2027	1,000	1,005,857
OZLM VII Ltd. 2014-7A A1B†	1.764	%#	7/17/2026	1,000	999,225
OZLM VIII Ltd. 2014-8A A1A†	1.714	%#	10/17/2026	410	407,063
Recette CLO LLC 2015-1A B1†	2.515	%#	10/20/2027	250	244,707
Sheridan Square CLO Ltd. 2013-1A A1†	1.325	%#	4/15/2025	500	491,337
SLM Private Education Loan Trust 2010-A 2A†	3.457	%#	5/16/2044	50	52,272
SLM Private Education Loan Trust 2011-B A1†	1.057	%#	12/16/2024	442	442,159
SLM Private Education Loan Trust 2012-A A1†	1.607	%#	8/15/2025	85	84,946
SLM Private Education Loan Trust 2012-C A1†	1.307	%#	8/15/2023	545	545,587
SLM Private Education Loan Trust 2012-E A1†	0.957	%#	10/16/2023	589	588,652
SLM Student Loan Trust 2011-1 A1	0.714	%#	3/25/2026	42	41,442
Tryon Park CLO Ltd. 2013-1A A1†	1.395	%#	7/15/2025	800	791,976
Venture XVI CLO Ltd. 2014-16A A1L†	1.775	%#	4/15/2026	988	981,811
Venture XVII CLO Ltd. 2014-17A A†	1.755	%#	7/15/2026	650	645,185
Venture XVIII CLO Ltd. 2014-18A A†	1.725	%#	10/15/2026	500	495,421
Voya CLO Ltd. 2015-1A A1†	1.755	%#	4/18/2027	725	722,626
Westchester CLO Ltd. 2007-1A A1A†	0.503	%#	8/1/2022	272	267,959
Total					27,574,844
Total Asset-Backed Securities (cost $87,155,811)					87,216,487

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 32.34%

Aerospace/Defense 0.03%

Embraer SA (Brazil)(a)	5.15%	6/15/2022	$10	$9,525
Harris Corp.	4.854%	4/27/2035	119	115,214
Total				124,739

Air Transportation 0.05%

American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022	208	212,241

Apparel 0.17%

PVH Corp.	7.75%	11/15/2023	561	659,175

Auto Parts: Original Equipment 0.28%

Hertz Corp. (The)	6.25%	10/15/2022	396	398,970
Hertz Corp. (The)	7.375%	1/15/2021	38	39,425
International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018	280	285,600
United Rentals North America, Inc.	5.75%	11/15/2024	385	370,563
Total				1,094,558

Automotive 0.49%

Ford Motor Co.	6.375%	2/1/2029	40	44,711
Ford Motor Co.	6.625%	10/1/2028	641	751,910
General Motors Co.	5.00%	4/1/2035	1,166	1,083,353
Total				1,879,974

Banks: Money Center 0.30%

Barclays plc (United Kingdom)(a)	3.65%	3/16/2025	813	777,617
Barclays plc (United Kingdom)(a)	5.25%	8/17/2045	200	202,337
BBVA Banco Continental SA (Peru)†(a)	5.25%	9/22/2029	200	195,040
Total				1,174,994

Banks: Regional 2.43%

Citigroup, Inc.	5.50%	9/13/2025	1,672	1,822,122
Goldman Sachs Group, Inc. (The)	5.95%	1/15/2027	565	644,876
Goldman Sachs Group, Inc. (The)	6.25%	2/1/2041	338	408,418
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037	573	685,648
HBOS plc (United Kingdom)†(a)	6.00%	11/1/2033	680	758,752

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

JPMorgan Chase & Co.	3.875%	9/10/2024	$2,102	$2,085,811
Macquarie Bank Ltd. (Australia)†(a)	4.875%	6/10/2025	500	500,100
Macquarie Bank Ltd. (Australia)†(a)	6.625%	4/7/2021	271	304,114
Morgan Stanley	4.35%	9/8/2026	653	657,779
Morgan Stanley	5.00%	11/24/2025	389	414,420
Morgan Stanley	7.25%	4/1/2032	84	111,431
Santander UK Group Holdings plc (United Kingdom)†(a)	4.75%	9/15/2025	270	268,267
Wells Fargo & Co.	4.10%	6/3/2026	673	679,819
Total				9,341,557

Beverages 0.27%

Anadolu Efes Biracilik Ve Malt Sanayii AS (Turkey)†(a)	3.375%	11/1/2022	240	200,100
Central American Bottling Corp. (Guatemala)†(a)	6.75%	2/9/2022	205	215,558
Corporacion Lindley SA (Peru)†(a)	4.625%	4/12/2023	27	26,536
Fomento Economico Mexicano SAB de CV (Mexico)(a)	4.375%	5/10/2043	300	270,042
JB y Co. SA de CV (Mexico)†(a)	3.75%	5/13/2025	350	336,864
Total				1,049,100

Biotechnology Research & Production 0.40%

Amgen, Inc.	6.40%	2/1/2039	1,311	1,560,148

Broadcasting 0.45%

21st Century Fox America, Inc.	6.20%	12/15/2034	106	121,495
21st Century Fox America, Inc.	6.90%	8/15/2039	653	800,511
Cox Communications, Inc.†	8.375%	3/1/2039	667	811,003
Total				1,733,009

Brokers 0.16%

Jefferies Group LLC	6.875%	4/15/2021	543	611,673

Building Materials 0.04%

Cementos Pacasmayo SAA (Peru)†(a)	4.50%	2/8/2023	191	174,765

Business Services 0.50%

Expedia, Inc.	4.50%	8/15/2024	1,064	1,069,557
McGraw Hill Financial, Inc.†	4.40%	2/15/2026	843	857,225
Total				1,926,782

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Cable Services 0.68%

CCO Safari II LLC†	6.384%	10/23/2035	$1,124	$1,139,739
Time Warner Cable, Inc.	7.30%	7/1/2038	1,403	1,473,630
Total				2,613,369

Chemicals 0.45%

Israel Chemicals Ltd. (Israel)†(a)	4.50%	12/2/2024	375	377,325
Mexichem SAB de CV (Mexico)†(a)	4.875%	9/19/2022	205	206,866
Montell Finance Co. BV (Netherlands)†(a)	8.10%	3/15/2027	624	807,901
NewMarket Corp.	4.10%	12/15/2022	135	138,493
OCP SA (Morocco)†(a)	6.875%	4/25/2044	200	201,700
Total				1,732,285

Communications Services 0.04%

CenturyLink, Inc.	6.875%	1/15/2028	183	151,890

Communications Technology 0.13%

Motorola Solutions, Inc.	3.75%	5/15/2022	525	489,589

Computer Hardware 0.38%

Dell, Inc.	7.10%	4/15/2028	401	396,990
Hewlett-Packard Enterprise Co.†(b)	4.90%	10/15/2025	1,056	1,053,149
Total				1,450,139

Computer Software 0.41%

Audatex North America, Inc.†	6.00%	6/15/2021	69	69,396
Audatex North America, Inc.†	6.125%	11/1/2023	296	298,590
First Data Corp.	10.625%	6/15/2021	113	124,159
First Data Corp.	11.75%	8/15/2021	598	665,275
SunGard Data Systems, Inc.	6.625%	11/1/2019	406	420,717
Total				1,578,137

Construction/Homebuilding 0.03%

Odebrecht Finance Ltd.†	5.25%	6/27/2029	200	106,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Containers 0.32%

Coveris Holdings SA (Luxembourg)†(a)	7.875%	11/1/2019	$200	$190,500
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	127	139,065
Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	402	380,895
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	500	504,688
Total				1,215,148

Diversified 0.25%

Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	657	640,575
Argos Merger Sub, Inc.†	7.125%	3/15/2023	328	332,510
Total				973,085

Drugs 0.34%

Express Scripts Holding Co.	6.125%	11/15/2041	828	958,740
Valeant Pharmaceuticals International, Inc.†	6.75%	8/15/2018	220	224,262
Valeant Pharmaceuticals International, Inc.†	7.00%	10/1/2020	128	130,880
Total				1,313,882

Electric: Power 1.05%

AES El Salvador Trust II†	6.75%	3/28/2023	260	232,700
AES Gener SA (Chile)†(a)	5.00%	7/14/2025	200	203,242
Appalachian Power Co.	7.00%	4/1/2038	529	685,509
Berkshire Hathaway Energy Co.	6.50%	9/15/2037	73	91,995
Empresa Electrica Guacolda SA (Chile)†(a)	4.56%	4/30/2025	200	189,818
Entergy Corp.	5.125%	9/15/2020	672	725,103
Exelon Generation Co. LLC	5.60%	6/15/2042	390	391,304
Exelon Generation Co. LLC	6.25%	10/1/2039	692	737,322
Lamar Funding Ltd.†	3.958%	5/7/2025	300	281,625
Oncor Electric Delivery Co. LLC	7.50%	9/1/2038	132	180,803
Red Oak Power LLC	8.54%	11/30/2019	75	80,143
Texas-New Mexico Power Co.†	9.50%	4/1/2019	212	259,993
Total				4,059,557

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.05%

PerkinElmer, Inc.	5.00%	11/15/2021	$182	$196,095

Electronics: Semi-Conductors/Components 0.19%

KLA-Tencor Corp.	4.65%	11/1/2024	750	750,837

Energy Equipment & Services 0.56%

Cameron International Corp.	7.00%	7/15/2038	170	207,504
Energy Transfer Partners LP	6.125%	12/15/2045	117	104,207
Energy Transfer Partners LP	6.625%	10/15/2036	271	258,543
Energy Transfer Partners LP	7.50%	7/1/2038	747	785,820
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	370	404,680
NRG Energy, Inc.	8.25%	9/1/2020	370	381,840
Total				2,142,594

Entertainment 0.43%

CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	261	266,546
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	150	148,031
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	183	190,663
Seminole Tribe of Florida, Inc.†	6.535%	10/1/2020	475	498,750
Viacom, Inc.	6.875%	4/30/2036	515	536,544
Total				1,640,534

Financial Services 2.51%

Agricola Senior Trust†	6.75%	6/18/2020	180	179,532
Air Lease Corp.	3.875%	4/1/2021	131	132,965
Air Lease Corp.	4.25%	9/15/2024	283	278,048
Bank of America Corp.	3.95%	4/21/2025	400	389,898
Bank of America Corp.	4.20%	8/26/2024	938	939,054
Bank of America Corp.	4.25%	10/22/2026	566	560,778
Denali Borrower LLC/Denali Finance Corp.†	5.625%	10/15/2020	527	549,134
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	284	281,258
General Electric Capital Corp.	6.75%	3/15/2032	2,267	3,074,932
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	350	319,812
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	749	793,940
Santander UK plc (United Kingdom)(a)	7.95%	10/26/2029	835	1,037,153
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	868	933,337
Western Union Co. (The)	3.35%	5/22/2019	202	207,729
Total				9,677,570

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial: Miscellaneous 0.07%

Wells Fargo Bank NA	5.85%	2/1/2037	$234	$279,988

Food 0.55%

Flowers Foods, Inc.	4.375%	4/1/2022	283	299,697
Gruma SAB de CV (Mexico)†(a)	4.875%	12/1/2024	200	210,820
Kraft Foods Group, Inc.	6.875%	1/26/2039	700	872,953
Kraft Heinz Foods Co.	6.75%	3/15/2032	155	180,259
US Foods, Inc.	8.50%	6/30/2019	532	551,950
Total				2,115,679

Gaming 0.43%

Activision Blizzard, Inc.†	6.125%	9/15/2023	841	895,665
CCM Merger, Inc.†	9.125%	5/1/2019	221	234,558
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	194	194,970
Pinnacle Entertainment, Inc.	8.75%	5/15/2020	300	314,250
Total				1,639,443

Health Care 0.07%

Zoetis, Inc.	4.70%	2/1/2043	297	267,078

Health Care Products 0.78%

Forest Laboratories LLC†	4.375%	2/1/2019	918	972,380
Forest Laboratories LLC†	5.00%	12/15/2021	943	1,024,271
Gilead Sciences, Inc.	4.60%	9/1/2035	361	362,002
Medtronic, Inc.	4.625%	3/15/2044	214	221,445
Zimmer Biomet Holdings, Inc.	4.25%	8/15/2035	436	409,453
Total				2,989,551

Health Care Services 0.72%

Acadia Healthcare Co., Inc.†	5.625%	2/15/2023	274	276,055
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	293	315,707
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	392	404,250
Omega Healthcare Investors, Inc.	4.95%	4/1/2024	87	88,094
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	389	406,505
Senior Housing Properties Trust	6.75%	12/15/2021	340	390,037
Tenet Healthcare Corp.	6.75%	6/15/2023	318	317,205
Tenet Healthcare Corp.	8.00%	8/1/2020	538	556,830
Total				2,754,683

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance 0.55%

CNO Financial Group, Inc.	5.25%	5/30/2025	$374	$381,012
Symetra Financial Corp.†	6.125%	4/1/2016	250	255,518
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	1,131	1,166,180
Willis North America, Inc.	7.00%	9/29/2019	274	313,450
Total				2,116,160

Investment Management Companies 0.04%

Lazard Group LLC	6.85%	6/15/2017	132	142,690

Leasing 0.37%

Aviation Capital Group Corp.†	6.75%	4/6/2021	1,273	1,430,534

Leisure 0.53%

Carnival plc	7.875%	6/1/2027	277	348,143
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	923	1,075,295
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	697	600,291
Total				2,023,729

Lodging 0.43%

Host Hotels & Resorts LP	5.25%	3/15/2022	372	404,476
Hyatt Hotels Corp.†	6.875%	8/15/2019	632	731,864
Starwood Hotels & Resorts Worldwide, Inc.	4.50%	10/1/2034	300	265,478
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	269	254,205
Total				1,656,023

Manufacturing 0.13%

Trinity Industries, Inc.	4.55%	10/1/2024	513	485,471

Media 1.01%

Discovery Communications LLC	6.35%	6/1/2040	592	623,614
Globo Comunicacao e Participacoes SA (Brazil)†(a)	4.875%	4/11/2022	600	582,000
Myriad International Holdings BV (Netherlands)†(a)	5.50%	7/21/2025	350	344,204
Numericable-SFR SAS (France)†(a)	6.00%	5/15/2022	500	483,125
Time Warner, Inc.	7.625%	4/15/2031	949	1,214,823
Univision Communications, Inc.†	8.50%	5/15/2021	602	628,338
Total				3,876,104

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 0.36%

Barrick Gold Corp. (Canada)(a)	4.10%	5/1/2023	$289	$256,144
Barrick International Barbados Corp. (Barbados)†(a)	6.35%	10/15/2036	158	141,100
Glencore Finance Canada Ltd. (Canada)†(a)	6.00%	11/15/2041	631	442,886
Goldcorp, Inc. (Canada)(a)	5.45%	6/9/2044	286	265,648
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022	255	214,837
New Gold, Inc. (Canada)†(a)	7.00%	4/15/2020	69	64,774
Total				1,385,389

Natural Gas 0.79%

Bill Barrett Corp.	7.625%	10/1/2019	668	484,300
Dominion Gas Holdings LLC	4.60%	12/15/2044	527	502,740
Fermaca Enterprises S de RL de CV (Mexico)†(a)	6.375%	3/30/2038	441	418,610
GNL Quintero SA (Chile)†(a)	4.634%	7/31/2029	200	197,119
Kinder Morgan, Inc.	7.75%	1/15/2032	965	1,016,854
Kinder Morgan, Inc.	7.80%	8/1/2031	81	83,016
Kinder Morgan, Inc.	8.05%	10/15/2030	76	84,078
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	2	2,053
Tennessee Gas Pipeline Co. LLC	8.375%	6/15/2032	67	70,060
Transportadora de Gas del Peru SA (Peru)†(a)	4.25%	4/30/2028	200	188,250
Total				3,047,080

Oil 1.42%

Afren plc (United Kingdom)†(a)(c)	6.625%	12/9/2020	250	7,500
Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	190	198,726
Canadian Oil Sands Ltd. (Canada)†(a)	7.90%	9/1/2021	128	133,345
Chaparral Energy, Inc.	8.25%	9/1/2021	201	62,189
Delek & Avner Tamar Bond Ltd. (Israel)†(a)	5.412%	12/30/2025	137	137,514
Ecopetrol SA (Colombia)(a)	5.875%	9/18/2023	250	241,250
Ecopetrol SA (Colombia)(a)	5.875%	5/28/2045	100	76,750
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(a)	7.50%	2/11/2020	400	272,000
Halliburton Co.	6.70%	9/15/2038	114	139,229
Halliburton Co.	7.45%	9/15/2039	353	472,735
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	442	435,370
KazMunayGas National Co. JSC (Kazakhstan)†(a)	4.875%	5/7/2025	200	168,750
Kunlun Energy Co., Ltd. (Hong Kong)†(a)	3.75%	5/13/2025	200	192,760
LUKOIL International Finance BV (Netherlands)†(a)	6.656%	6/7/2022	100	102,726
MEG Energy Corp. (Canada)†(a)	6.375%	1/30/2023	86	67,725
MEG Energy Corp. (Canada)†(a)	7.00%	3/31/2024	881	704,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Petroleos Mexicanos (Mexico)†(a)	4.25%	1/15/2025	$50	$45,875
Plains All American Pipeline LP/PAA Finance Corp.	6.65%	1/15/2037	400	425,739
SEACOR Holdings, Inc.	7.375%	10/1/2019	314	324,205
Shell International Finance BV (Netherlands)(a)	6.375%	12/15/2038	226	282,883
Valero Energy Corp.	10.50%	3/15/2039	330	474,767
Whiting Canadian Holding Co. ULC	8.125%	12/1/2019	523	507,310
Total				5,474,148

Oil: Crude Producers 1.50%

Apache Corp.	6.00%	1/15/2037	570	609,607
Columbia Pipeline Group, Inc.†	3.30%	6/1/2020	530	532,141
Enbridge Energy Partners LP	9.875%	3/1/2019	707	854,226
Enterprise Products Operating LLC	7.55%	4/15/2038	561	675,768
Gulfstream Natural Gas System LLC†	4.60%	9/15/2025	295	297,468
Kerr-McGee Corp.	7.125%	10/15/2027	142	168,539
Kerr-McGee Corp.	7.875%	9/15/2031	297	369,750
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	160	164,174
Ruby Pipeline LLC†	6.00%	4/1/2022	534	572,477
Sabine Pass Liquefaction LLC	6.25%	3/15/2022	650	607,750
Sabine Pass LNG LP	6.50%	11/1/2020	334	324,815
Southeast Supply Header LLC†	4.25%	6/15/2024	416	405,232
Transportadora de Gas Internacional SA ESP (Colombia)†(a)	5.70%	3/20/2022	200	202,000
Total				5,783,947

Oil: Integrated Domestic 0.47%

Helmerich & Payne International Drilling Co.	4.65%	3/15/2025	40	39,895
Kinder Morgan Energy Partners LP	7.30%	8/15/2033	201	208,170
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	176	183,807
Kinder Morgan Energy Partners LP	7.50%	11/15/2040	325	341,222
Marathon Oil Corp.	5.20%	6/1/2045	322	272,527
Marathon Oil Corp.	6.60%	10/1/2037	163	163,806
Rowan Cos., Inc.	7.875%	8/1/2019	593	588,604
Total				1,798,031

Oil: Integrated International 0.75%

Eni SpA (Italy)†(a)	5.70%	10/1/2040	1,400	1,422,156
Petrobras Global Finance BV (Netherlands)(a)	4.375%	5/20/2023	310	203,050
Petrobras Global Finance BV (Netherlands)(a)	6.75%	1/27/2041	112	73,640
Petrobras Global Finance BV (Netherlands)(a)	6.875%	1/20/2040	2	1,310
Petroleos Mexicanos (Mexico)(a)	6.375%	1/23/2045	80	72,272

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated International (continued)

Weatherford International Ltd.	9.875%	3/1/2039	$702	$703,013
YPF SA (Argentina)†(a)	8.50%	7/28/2025	481	419,673
Total				2,895,114

Paper & Forest Products 0.48%

Georgia-Pacific LLC	8.875%	5/15/2031	1,210	1,742,924
Kimberly-Clark de Mexico SAB de CV (Mexico)†(a)	3.80%	4/8/2024	100	102,354
Total				1,845,278

Real Estate Investment Trusts 2.01%

American Tower Corp.	4.00%	6/1/2025	676	660,893
Brixmor Operating Partnership LP	3.875%	8/15/2022	1,155	1,167,143
CBRE Services, Inc.	4.875%	3/1/2026	892	887,090
CBRE Services, Inc.	5.25%	3/15/2025	258	262,036
China Overseas Finance Cayman V Ltd.	3.95%	11/15/2022	320	312,915
China South City Holdings Ltd. (Hong Kong)(a)	8.25%	1/29/2019	200	188,572
EPR Properties	5.25%	7/15/2023	1,033	1,063,154
Hospitality Properties Trust	4.65%	3/15/2024	375	376,133
Iron Mountain, Inc.	6.00%	8/15/2023	182	182,682
Iron Mountain, Inc.	8.375%	8/15/2021	147	151,557
Kilroy Realty LP	6.625%	6/1/2020	864	997,291
Vereit Operating Partnership LP	3.00%	2/6/2019	1,544	1,476,450
Total				7,725,916

Retail 0.93%

Amazon.com, Inc.	4.80%	12/5/2034	2,208	2,275,867
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	680	263,500
DBP Holding Corp.†	7.75%	10/15/2020	127	87,630
QVC, Inc.	5.125%	7/2/2022	250	257,368
Walgreens Boots Alliance, Inc.	4.50%	11/18/2034	477	453,599
Walgreens Boots Alliance, Inc.	4.80%	11/18/2044	245	235,763
Total				3,573,727

Savings & Loan 0.21%

First Niagara Financial Group, Inc.	7.25%	12/15/2021	714	803,721

Steel 0.35%

Allegheny Technologies, Inc.	6.625%	8/15/2023	1,048	906,520
Allegheny Technologies, Inc.	9.375%	6/1/2019	340	360,400
Glencore Funding LLC†	4.625%	4/29/2024	88	67,760
Total				1,334,680

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology 0.30%

Alibaba Group Holding Ltd. (China)†(a)	3.60%	11/28/2024	$680	$636,521
Tencent Holdings Ltd. (China)†(a)	3.375%	5/2/2019	510	518,947
Total				1,155,468

Telecommunications 2.33%

AT&T, Inc.	4.50%	5/15/2035	153	140,408
AT&T, Inc.	6.30%	1/15/2038	868	957,997
AT&T, Inc.	6.50%	9/1/2037	899	1,021,813
Block Communications, Inc.†	7.25%	2/1/2020	195	194,025
CenturyLink, Inc.	6.75%	12/1/2023	459	403,346
Digicel Group Ltd. (Jamaica)†(a)	7.125%	4/1/2022	200	173,500
Frontier Communications Corp.	7.625%	4/15/2024	225	189,000
Frontier Communications Corp.	9.25%	7/1/2021	910	879,752
Frontier Communications Corp.†	10.50%	9/15/2022	214	209,185
Frontier Communications Corp.†	11.00%	9/15/2025	375	363,750
GTE Corp.	6.94%	4/15/2028	1,606	1,937,461
Millicom International Cellular SA (Luxembourg)†(a)	4.75%	5/22/2020	200	192,040
MTN Mauritius Investments Ltd. (Mauritius)†(a)	4.755%	11/11/2024	200	200,124
Neptune Finco Corp.†(b)	10.875%	10/15/2025	406	411,075
T-Mobile USA, Inc.	6.00%	3/1/2023	363	351,202
T-Mobile USA, Inc.	6.464%	4/28/2019	642	654,840
Verizon Communications, Inc.	4.272%	1/15/2036	323	293,883
Verizon Communications, Inc.	5.85%	9/15/2035	372	406,410
Total				8,979,811

Textiles Products 0.10%

Mohawk Industries, Inc.	6.125%	1/15/2016	385	390,162

Tobacco 0.43%

Altria Group, Inc.	9.95%	11/10/2038	597	957,414
Reynolds American, Inc.	5.70%	8/15/2035	537	585,294
Reynolds American, Inc.†	8.125%	5/1/2040	78	96,384
Total				1,639,092

Transportation: Miscellaneous 0.10%

Autoridad del Canal de Panama (Panama)†(a)(b)	4.95%	7/29/2035	200	198,690
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(a)	5.875%	8/12/2020	200	204,933
Total				403,623

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Utilities 0.54%

Aquarion Co.†	4.00%	8/15/2024	$742	$739,960
Origin Energy Finance Ltd. (Australia)†(a)	3.50%	10/9/2018	375	364,569
Public Service Co. of New Mexico	7.95%	5/15/2018	179	203,635
Williams Cos., Inc. (The)	8.75%	3/15/2032	794	757,043
Total				2,065,207

Utilities: Electrical 0.20%

Calpine Corp.	5.75%	1/15/2025	374	351,092
Tennessee Valley Authority	3.50%	12/15/2042	440	421,150
Total				772,242
Total Corporate Bonds (cost $129,981,004)				124,483,195

FOREIGN GOVERNMENT OBLIGATIONS 3.68%

Argentina 0.06%

Provincia de Buenos Aires†(a)	9.95%	6/9/2021	250	236,875

Bermuda 0.26%

Government of Bermuda†	5.603%	7/20/2020	900	1,003,500

Brazil 0.13%

Federal Republic of Brazil(a)	4.25%	1/7/2025	400	350,500
Federal Republic of Brazil(a)	5.00%	1/27/2045	200	150,500
Total				501,000

Chile 0.09%

Republic of Chile(a)	3.125%	3/27/2025	356	353,330

Colombia 0.06%

Republic of Colombia(a)	4.00%	2/26/2024	236	229,274

Dominican Republic 0.19%

Dominican Republic†(a)	5.50%	1/27/2025	290	281,300
Dominican Republic†(a)	6.60%	1/28/2024	200	208,000
Dominican Republic†(a)	6.85%	1/27/2045	250	241,875
Total				731,175

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
El Salvador 0.05%

Republic of EI Salvador†(a)	6.375%	1/18/2027	$206	$181,795

Ethiopia 0.05%

Republic of Ethiopia†(a)	6.625%	12/11/2024	200	183,760

Gabon 0.04%

Republic of Gabon†(a)	6.375%	12/12/2024	200	166,384

Ghana 0.09%

Republic of Ghana†(a)	7.875%	8/7/2023	400	334,000

Honduras 0.22%

Honduras Government†(a)	7.50%	3/15/2024	800	838,000

Hungary 0.12%

Hungary Government Bond(a)	5.375%	3/25/2024	418	454,575
Hungary Government Bond(a)	5.75%	11/22/2023	2	2,230
Total				456,805

Indonesia 0.24%

Perusahaan Penerbit SBSN†(a)	3.30%	11/21/2022	200	183,500
Perusahaan Penerbit SBSN†(a)	4.00%	11/21/2018	200	207,500
Perusahaan Penerbit SBSN†(a)	4.325%	5/28/2025	275	254,045
Republic of Indonesia†(a)	5.875%	1/15/2024	250	265,302
Total				910,347

Ivory Coast 0.09%

Ivory Coast Bond†(a)	6.375%	3/3/2028	400	355,864

Kazakhstan 0.04%

Republic of Kazakhstan†(a)	4.875%	10/14/2044	200	159,500

Latvia 0.08%

Republic of Latvia†(a)	5.25%	6/16/2021	258	293,475

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Lithuania 0.18%

Republic of Lithuania†(a)	7.375%	2/11/2020	$592	$711,880

Mexico 0.24%

United Mexican States(a)	4.00%	10/2/2023	664	677,944
United Mexican States(a)	5.55%	1/21/2045	243	249,682
Total				927,626

Panama 0.11%

Republic of Panama(a)	4.00%	9/22/2024	200	198,250
Republic of Panama(a)	6.70%	1/26/2036	64	76,480
Republic of Panama(a)	8.875%	9/30/2027	100	138,000
Total				412,730

Paraguay 0.27%

Republic of Paraguay†(a)	4.625%	1/25/2023	1,050	1,036,875

Peru 0.04%

Republic of Peru(a)	4.125%	8/25/2027	152	149,720

Philippines 0.16%

Republic of Philippines(a)	3.95%	1/20/2040	200	202,711
Republic of Philippines(a)	7.50%	9/25/2024	200	262,803
Republic of Philippines(a)	9.50%	10/21/2024	92	137,669
Total				603,183

Poland 0.08%

Republic of Poland(a)	4.00%	1/22/2024	291	308,307

Romania 0.01%

Republic of Romania†(a)	6.125%	1/22/2044	49	57,085

Russia 0.10%

Russia Eurobonds†(a)	4.875%	9/16/2023	400	404,304

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Slovenia 0.11%

Republic of Slovenia†(a)	5.25%	2/18/2024	$400	$441,500

South Africa 0.09%

Republic of South Africa(a)	4.665%	1/17/2024	122	121,177
Republic of South Africa(a)	5.875%	9/16/2025	200	213,500
Total				334,677

Trinidad And Tobago 0.06%

Republic of Trinidad & Tobago†(a)	4.375%	1/16/2024	200	216,500

Turkey 0.42%

Republic of Turkey(a)	4.25%	4/14/2026	200	182,375
Republic of Turkey(a)	5.625%	3/30/2021	440	460,295
Republic of Turkey(a)	5.75%	3/22/2024	960	997,248
Total				1,639,918
Total Foreign Government Obligations (cost $14,681,230)				14,179,389

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.03%

Federal Home Loan Mortgage Corp. Q001 XA IO	2.371%#	2/25/2032	2,964	567,302
Government National Mortgage Assoc. 2014-78 A	2.20%	4/16/2047	66	66,064
Government National Mortgage Assoc. 2015-47 AE	2.90%#	11/16/2055	1,824	1,862,912
Government National Mortgage Assoc. 2015-48 AS	2.90%#	2/16/2049	1,041	1,068,212
Government National Mortgage Assoc. 2015-73 AC	2.90%#	2/16/2053	398	408,981
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $3,943,547)				3,973,471

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 19.85%

Federal Home Loan Mortgage Corp.	2.155%#	6/1/2043	1,229	1,256,492
Federal Home Loan Mortgage Corp.	3.081%#	10/1/2044	1,611	1,670,618
Federal Home Loan Mortgage Corp.	3.17%#	7/1/2044	575	596,964
Federal Home Loan Mortgage Corp.	3.218%#	6/1/2044	774	805,348
Federal Home Loan Mortgage Corp.	4.00%	12/1/2044	1,415	1,534,559

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal Home Loan Mortgage Corp.	5.00%	9/1/2019 - 6/1/2026	$514	$542,464
Federal National Mortgage Assoc.	2.805%#	11/1/2044	444	460,808
Federal National Mortgage Assoc. (d)	3.00%	TBA	10,584	10,822,023
Federal National Mortgage Assoc.	3.152%#	3/1/2042	1,614	1,707,973
Federal National Mortgage Assoc. (d)	3.50%	TBA	22,855	23,823,138
Federal National Mortgage Assoc.	3.50%	4/1/2043 - 5/1/2045	6,905	7,248,224
Federal National Mortgage Assoc.	4.00%	10/1/2040 - 11/1/2044	5,539	5,940,585
Federal National Mortgage Assoc.(d)	4.50%	TBA	16,495	17,867,951
Federal National Mortgage Assoc.	5.50%	11/1/2034 - 9/1/2036	1,893	2,134,196
Total Government Sponsored Enterprises Pass-Throughs (cost $76,208,972)				76,411,343

MUNICIPAL BONDS 0.35%

Electric Revenue Bonds 0.09%

American Municipal Power, Inc.	7.834%	2/15/2041	235	323,062

Power 0.16%

Municipal Elec Auth of Georgia	7.055%	4/1/2057	557	627,834

Toll Roads 0.10%

North Texas Tollway Auth	8.91%	2/1/2030	320	380,822
Total Municipal Bonds (cost $1,288,187)				1,331,718

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.22%

Banc of America Commercial Mortgage Trust 2015-UBS7 B	4.367%	9/15/2048	188	196,589
Banc of America Commercial Mortgage Trust 2015-UBS7 C	4.367%	9/15/2048	94	92,440
Bear Stearns ALT-A Trust 2004-8 1A	0.899%#	9/25/2034	98	95,877
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%	4/10/2028	212	218,024
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%	4/10/2028	159	163,569
Citigroup Commercial Mortgage Trust 2014-GC25 C	4.533%#	10/10/2047	300	296,907
Citigroup Commercial Mortgage Trust 2015-GC33 AS	4.114%	9/10/2058	381	399,064
Citigroup Commercial Mortgage Trust 2015-GC33 B	4.571%	9/10/2058	415	434,640
COBALT CMBS Commercial Mortgage Trust 2007-C2 AMFX	5.526%	4/15/2047	165	174,059

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%	3/10/2031	$593	$597,993
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.30%#	8/10/2047	758	55,330
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.443%#	7/10/2050	178	182,119
CSAIL Commercial Mortgage Trust 2015-C2 C	4.353%#	6/15/2057	700	678,742
DBWF Mortgage Trust 2015-LCM A2†	3.421%#	6/10/2034	245	243,806
DBWF Mortgage Trust 2015-LCM D†	3.421%#	6/10/2034	257	238,685
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.382%#	12/15/2019	278	275,068
Granite Master Issuer plc 2005-1 A4 (United Kingdom)(a)	0.416%#	12/20/2054	26	25,754
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%	12/10/2030	900	901,790
Houston Galleria Mall Trust 2015-HGLR A1A2†	3.087%	3/5/2037	134	132,888
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 AS	4.243%	4/15/2047	400	428,139
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 AS	4.065%	11/15/2047	707	745,075
LB-UBS Commercial Mortgage Trust 2006-C4 AM	6.049%#	6/15/2038	240	246,842
MASTR Asset Securitization Trust 2006-3 1A3	6.00%	10/25/2036	11	10,894
MASTR Asset Securitization Trust 2006-3 1A8	6.00%	10/25/2036	25	24,491
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%	10/25/2036	30	26,247
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.908%#	7/15/2050	19,962	955,300
Motel 6 Trust 2015-MTL6 D†	4.532%	2/5/2030	1,012	1,007,470
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A1†	3.872%#	1/5/2035	401	401,111
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%	12/25/2059	60	59,779
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%	6/25/2058	71	70,962
Structured Asset Securities Corp. 2006-3H 1A2	5.75%	12/25/2035	15	15,298
UBS-BAMLL Trust 2012-WRM E†	4.238%#	6/10/2030	595	588,015
UBS-Barclays Commercial Mortgage Trust 2012-C3 B†	4.365%	8/10/2049	200	210,289
Wells Fargo Commercial Mortgage Trust 2013-120B D†	2.80%#	3/18/2028	44	42,614
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.435%#	7/15/2046	364	339,891
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.276%#	5/15/2048	1,489	1,216,213
Wells Fargo Commercial Mortgage Trust 2015-LC20 B	3.719%	4/15/2050	402	392,774
WF-RBS Commercial Mortgage Trust 2014-C25 B	4.236%#	11/15/2047	215	221,180
Total Non-Agency Commercial Mortgage-Backed Securities (cost $12,271,727)				12,405,928

U.S. TREASURY OBLIGATIONS 22.74%

U.S. Treasury Bond	3.00%	5/15/2045	7,754	7,937,150
U.S. Treasury Note	0.875%	10/15/2017	35,706	35,859,893
U.S. Treasury Note	1.25%	11/30/2018	11,076	11,165,993
U.S. Treasury Note	1.375%	9/30/2020	31,377	31,376,184

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS (continued)

U.S. Treasury Note	2.125%	12/31/2015	$1,190	$1,196,228
Total U.S. Treasury Obligations (cost $87,314,015)				87,535,448
Total Long-Term Investments (cost $412,844,493)				407,536,979

SHORT-TERM INVESTMENTS 9.19%

CORPORATE BOND 0.12%

Banks: Money Center

Zions Bancorporation (cost $452,129)	5.50%	11/16/2015	450	451,869

REPURCHASE AGREEMENT 9.07%

Repurchase Agreement dated 9/30/2015, Zero Coupon due 10/1/2015 with Fixed Income Clearing Corp. collateralized by $32,160,000 of U.S. Treasury Note at 3.50% due 5/15/2020; value: $35,617,200; proceeds: $34,916,711 (cost $34,916,711)			34,917	34,916,711

Total Short-Term Investments (cost $35,368,840)				35,368,580

Total Investments in Securities 115.06% (cost $448,213,333)				442,905,559

Liabilities in Excess of Cash and Other Assets(e) (15.06%)				(57,966,486)

Net Assets 100.00%				$384,939,073

IO	Interest Only.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2015.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis (See Note 2(i)).
(c)	Defaulted security.
(d)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(e)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2015

Open Futures Contracts at September 30, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	December 2015	224	Long	$26,995,500	$144,528

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2015	108	Short	$(13,903,313)	$(133,948)

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$87,216,487	$—	$87,216,487
Corporate Bonds	—	124,935,064	—	124,935,064
Foreign Government Obligations	—	14,179,389	—	14,179,389
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	3,973,471	—	3,973,471
Government Sponsored Enterprises Pass-Throughs	—	76,411,343	—	76,411,343
Municipal Bonds	—	1,331,718	—	1,331,718
Non-Agency Commercial Mortgage-Backed Securities	—	12,405,928	—	12,405,928
U.S. Treasury Obligations	—	87,535,448	—	87,535,448
Repurchase Agreement	—	34,916,711	—	34,916,711
Total	$—	$442,905,559	$—	$442,905,559
Other Financial Instruments
Futures Contracts
Assets	$144,528	$—	$—	$144,528
Liabilities	(133,948)	—	—	(133,948)
Total	$10,580	$—	$—	$10,580

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO September 30, 2015

Investments	Shares	Fair Value
COMMON STOCKS 101.96%

Banks 7.77%

Bank of Hawaii Corp.	69	$4,381
Citizens Financial Group, Inc.	170	4,056
East West Bancorp, Inc.	123	4,726
First Republic Bank	60	3,766
Signature Bank*	44	6,052
Western Alliance Bancorp*	170	5,221
Total		28,202

Capital Markets 2.24%

Ares Management LP	134	2,342
Moelis & Co. Class A	110	2,889
Raymond James Financial, Inc.	58	2,878
Total		8,109

Chemicals 1.03%

RPM International, Inc.	89	3,728

Commercial Services & Supplies 2.57%

Herman Miller, Inc.	149	4,297
KAR Auction Services, Inc.	142	5,041
Total		9,338

Communications Equipment 1.34%

ARRIS Group, Inc.*	187	4,856

Construction & Engineering 2.67%

AECOM*	219	6,025
Jacobs Engineering Group, Inc.*	98	3,668
Total		9,693

Containers & Packaging 3.86%

Berry Plastics Group, Inc.*	161	4,841
Sealed Air Corp.	101	4,735
WestRock Co.	86	4,424
Total		14,000

Diversified Telecommunication Services 1.14%

Zayo Group Holdings, Inc.*	163	4,134

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO September 30, 2015

Investments	Shares	Fair Value
Electric: Utilities 3.06%

ITC Holdings Corp.	163	$5,435
Portland General Electric Co.	153	5,656
Total		11,091

Electronic Equipment, Instruments & Components 1.07%

Amphenol Corp. Class A	76	3,873

Energy Equipment & Services 0.44%

Helmerich & Payne, Inc.	34	1,607

Food Products 2.02%

Pinnacle Foods, Inc.	175	7,329

Health Care Equipment & Supplies 1.27%

STERIS Corp.	71	4,613

Health Care Providers & Services 5.46%

Amsurg Corp.*	45	3,497
ExamWorks Group, Inc.*	122	3,567
HealthSouth Corp.	232	8,902
MEDNAX, Inc.*	50	3,840
Total		19,806

Hotels, Restaurants & Leisure 2.10%

Red Robin Gourmet Burgers, Inc.*	49	3,711
SeaWorld Entertainment, Inc.	220	3,918
Total		7,629

Household Durables 3.38%

Jarden Corp.*	159	7,772
Lennar Corp. Class A	93	4,476
Total		12,248

Information Technology Services 10.13%

Acxiom Corp.*	209	4,130
Amdocs Ltd.	77	4,380
Booz Allen Hamilton Holding Corp.	287	7,522
Cardtronics, Inc.*	105	3,434
Fidelity National Information Services, Inc.	114	7,647

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO September 30, 2015

Investments	Shares	Fair Value
Information Technology Services (continued)

MAXIMUS, Inc.	90	$5,360
Vantiv, Inc. Class A*	95	4,267
Total		36,740

Insurance 10.09%

Arch Capital Group Ltd.*	124	9,110
Hartford Financial Services Group, Inc. (The)	114	5,219
HCC Insurance Holdings, Inc.	88	6,818
Markel Corp.*	6	4,811
RenaissanceRe Holdings Ltd.	100	10,632
Total		36,590

Internet Software & Services 1.68%

Akamai Technologies, Inc.*	88	6,077

Leisure Products 0.92%

Brunswick Corp.	70	3,352

Life Sciences Tools & Services 2.49%

PerkinElmer, Inc.	121	5,561
Quintiles Transnational Holdings, Inc.*	50	3,479
Total		9,040

Machinery 2.17%

Snap-on, Inc.	34	5,132
WABCO Holdings, Inc.*	26	2,726
Total		7,858

Media 2.24%

AMC Networks, Inc. Class A*	58	4,244
New York Times Co. (The) Class A	328	3,874
Total		8,118

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO September 30, 2015

Investments	Shares	Fair Value
Metals & Mining 1.22%

Reliance Steel & Aluminum Co.	82	$4,429

Multi-Utilities 2.35%

CMS Energy Corp.	241	8,512

Oil, Gas & Consumable Fuels 3.15%

Carrizo Oil & Gas, Inc.*	59	1,802
Cimarex Energy Co.	14	1,435
EQT Corp.	58	3,756
Rice Energy, Inc.*	275	4,444
Total		11,437

Personal Products 1.45%

Coty, Inc. Class A	195	5,277

Pharmaceuticals 0.96%

Prestige Brands Holdings, Inc.*	77	3,477

Real Estate Investment Trusts 6.31%

Federal Realty Investment Trust	66	9,005
Highwoods Properties, Inc.	129	4,999
Physicians Realty Trust	331	4,995
Retail Opportunity Investments Corp.	235	3,887
Total		22,886

Real Estate Management & Development 0.73%

Realogy Holdings Corp.*	70	2,634

Road & Rail 3.04%

Genesee & Wyoming, Inc. Class A*	44	2,599
Old Dominion Freight Line, Inc.*	52	3,172
Ryder System, Inc.	71	5,257
Total		11,028

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO September 30, 2015

Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 3.35%

Lam Research Corp.	94	$6,141
Synaptics, Inc.*	73	6,020
Total		12,161

Specialty Retail 1.67%

American Eagle Outfitters, Inc.	64	1,000
Penske Automotive Group, Inc.	41	1,986
Urban Outfitters, Inc.*	105	3,085
Total		6,071

Textiles, Apparel & Luxury Goods 1.55%

Steven Madden Ltd.*	154	5,640

Thrifts & Mortgage Finance 1.23%

Essent Group Ltd.*	179	4,448

Trading Companies & Distributors 1.24%

Watsco, Inc.	38	4,502

Water Utilities 2.57%

American Water Works Co., Inc.	169	9,309
Total Investments in Common Stock 101.96% (cost $340,108)		369,842

Liabilities in Excess of Cash and Other Assets (1.96)%		(7,115)

Net Assets 100%		$362,727

*	Non-income producing security.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Common Stocks	$369,842	$—	$—	$369,842
Total	$369,842	$—	$—	$369,842

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2015.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of the following thirteen portfolios (separately, a “Fund” and collectively, the “Funds”): Bond-Debenture Portfolio (“Bond Debenture”), Calibrated Dividend Growth Portfolio (“Calibrated Dividend Growth”), Classic Stock Portfolio (“Classic Stock”), Developing Growth Portfolio (“Developing Growth”), Fundamental Equity Portfolio (“Fundamental Equity”), Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), International Core Equity Portfolio (“International Core Equity”), International Opportunities Portfolio (“International Opportunities”), Mid Cap Stock Portfolio (“Mid Cap Stock”), Short Duration Income Portfolio (“Short Duration Income”), Total Return Portfolio (“Total Return”) and Value Opportunities Portfolio (“Value Opportunities”). Each Fund is diversified as defined in the Act.

The investment objective of Bond Debenture is to seek high current income and the opportunity for capital appreciation to produce a high total return. The investment objective of Calibrated Dividend Growth is to seek current income and capital appreciation. The investment objective of Classic Stock is growth of capital and growth of income consistent with reasonable risk. The investment objective of Developing Growth is long-term growth of capital. The investment objective of Fundamental Equity and Growth and Income is long-term growth of capital and income without excessive fluctuations in market value. The investment objective of Growth Opportunities is capital appreciation. The investment objective of International Core Equity, International Opportunities and Value Opportunities is long-term capital appreciation. The investment objective of Mid Cap Stock is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The investment objective of Short Duration Income is to seek a high level of income consistent with preservation of capital. The investment objective of Total Return is to seek income and capital appreciation to produce a high total return.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Notes to Schedule of Investments (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Bond Debenture, Short Duration Income and Total Return may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. Calibrated Dividend Growth may purchase and sell index future contracts to manage cash. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	Reverse Repurchase Agreements-Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

(h)	Credit Default Swaps-The Bond Debenture Portfolio may enter into credit default swap contracts in order to economically hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

Notes to Schedule of Investments (unaudited)(continued)

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, Bond Debenture Portfolio entered into credit default swaps based on CMBX indices, which are comprised of commercial mortgage-backed securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Mortgage Dollar Rolls-Bond Debenture and Total Return may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

Notes to Schedule of Investments (unaudited)(continued)

(k)	Floating Rate Loans-Bond Debenture, Short Duration Income and Total Return may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of September 30, 2015, each Fund had no unfunded loan commitments.

(l)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of September 30, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(continued)

3.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Bond Debenture entered into forward foreign currency exchange contracts during the period ended September 30, 2015 (as described in Note 2(d)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Bond Debenture, Short Duration Income and Total Return entered into U.S. Treasury futures contracts and Calibrated Dividend Growth entered into E-Mini S&P 500 index futures, during the period ended September 30, 2015 (as described in note 2(e)) to hedge against changes in interest rates and to manage cash. Bond Debenture and Short Duration Income bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. Calibrated Dividend Growth bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of September 30, 2015, Bond Debenture, Calibrated Dividend Growth, Short Duration Income and Total Return had the following derivatives at fair value, grouped into risk categories that illustrate the Funds use of derivative instruments:

	Bond Debenture Portfolio			Calibrated Dividend Growth Portfolio
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Index Contracts
Credit Default Swaps	—	—	$96,461	—
Forward Foreign Currency Exchange Contracts	—	$73,113	—	—
Futures Contracts	$871,357	—	—	$17,994
Liability Derivatives
Forward Foreign Currency Exchange Contracts	—	$61,201	—	—
Futures Contracts	$359,397	—	—	—

		Short Duration Income Portfolio		Total Return Portfolio
Asset Derivatives			Interest Rate Contracts	Interest Rate Contracts
Futures Contracts			$5,263	$144,528
Liability Derivatives
Futures Contracts			$2,692	$133,948

Notes to Schedule of Investments (unaudited)(concluded)

4.	FEDERAL TAX INFORMATION

As of September 30, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Bond Debenture	Calibrated Dividend Growth	Classic Stock
Tax cost	$990,321,128	$101,237,574	$27,881,531
Gross unrealized gain	13,790,578	5,114,858	2,549,472
Gross unrealized loss	(41,636,547)	(9,953,693)	(1,411,876)
Net unrealized security gain (loss)	$(27,845,969)	$(4,838,835)	$1,137,596

	Developing Growth	Fundamental Equity	Growth and Income
Tax cost	$32,545,440	$270,469,260	$745,314,747
Gross unrealized gain	1,065,248	5,649,667	31,673,105
Gross unrealized loss	(3,741,146)	(21,991,237)	(63,225,458)
Net unrealized security loss	$(2,675,898)	$(16,341,570)	$(31,552,353)

	Growth Opportunities	International Core Equity	International Opportunities
Tax cost	$100,518,609	$63,191,916	$49,415,147
Gross unrealized gain	6,657,751	2,874,849	4,966,789
Gross unrealized loss	(5,750,782)	(7,561,347)	(4,251,603)
Net unrealized security gain (loss)	$906,969	$(4,686,498)	$715,186

	Mid Cap Stock	Short Duration Income	Total Return
Tax cost	$342,586,504	$17,554,019	$449,135,655
Gross unrealized gain	33,919,682	37,041	1,653,733
Gross unrealized loss	(26,815,671)	(232,374)	(7,883,829)
Net unrealized security gain (loss)	$7,104,011	$(195,333)	$(6,230,096)

	Value Opportunities
Tax cost	$340,490
Gross unrealized gain	47,682
Gross unrealized loss	(18,330)
Net unrealized security gain	$29,352

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, certain distributions received, wash sales and amortization of premium.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 24, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 24, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 24, 2015